UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital Appreciation Fund	31.03%	18.44%	8.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Capital Appreciation Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Fergus Shiel, Portfolio Manager of Fidelity® Capital Appreciation Fund: For the year, the fund's Retail Class shares returned 31.03%, well ahead of the S&P 500®. Versus the index, the fund's significant overweighting in biotechnology - a group I meaningfully added to during the period - lifted performance, with Gilead Sciences and Biogen Idec the largest contributors here. Some non-benchmark airline positions - notably, United Continental Holdings, the fund's largest relative contributor, and US Airways Group - also helped. I significantly reduced both positions, although the former remained a core holding at period end. Elsewhere, I boosted our stake in consumer services, notably by purchasing coffee retailer Starbucks, which contributed. Conversely, the fund's cash position was by far the largest single factor dampening relative performance. Smartphone maker Apple was the fund's biggest individual detractor, as I liquidated our stake in February, missing its subsequent rebound. The shares of online auction portal eBay gained ground but lagged the index, and I reduced the fund's overweighted exposure here. Not owning strong-performing paid-search advertising kingpin Google for nearly the entire period further detracted. In October, I established a roughly market-weighted position in this index stock. Casual clothing retailer Gap also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Capital Appreciation	.76%
Actual		$ 1,000.00	$ 1,127.90	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class K	.63%
Actual		$ 1,000.00	$ 1,128.60	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,022.03	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	5.6	5.0
Starbucks Corp.	3.6	0.0
TJX Companies, Inc.	3.0	2.5
Lorillard, Inc.	3.0	2.8
Biogen Idec, Inc.	2.8	3.5
United Continental Holdings, Inc.	2.6	2.8
Gilead Sciences, Inc.	2.6	3.3
Harley-Davidson, Inc.	2.6	1.9
Ameriprise Financial, Inc.	2.1	1.1
Google, Inc. Class A	1.9	0.0
	29.8
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	33.2	37.1
Health Care	20.5	19.6
Industrials	13.6	9.5
Information Technology	11.2	6.1
Financials	10.6	7.6
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 98.1%		Stocks 88.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 11.2%
* Foreign investments	11.2%	** Foreign investments	6.7%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 33.2%
Auto Components - 0.6%
Johnson Controls, Inc.	1,162,746	$ 53,661
Automobiles - 2.7%
Harley-Davidson, Inc.	3,257,780	208,628
Toyota Motor Corp.	180,100	11,677
		220,305
Diversified Consumer Services - 0.8%
H&R Block, Inc.	2,208,493	62,810
Hotels, Restaurants & Leisure - 9.3%
Brinker International, Inc.	2,891,087	128,422
Del Frisco's Restaurant Group, Inc. (a)	543,660	9,840
Fiesta Restaurant Group, Inc. (a)	560,270	23,750
Paddy Power PLC (Ireland)	1,417,358	115,465
Penn National Gaming, Inc. (a)	869,354	50,866
Starbucks Corp.	3,580,482	290,198
Whitbread PLC	1,346,880	74,139
Wyndham Worldwide Corp.	850,218	56,454
		749,134
Household Durables - 4.2%
D.R. Horton, Inc.	2,460,882	46,634
KB Home	1,896,849	32,190
Lennar Corp. Class A (d)	2,153,130	76,544
PulteGroup, Inc.	5,850,423	103,260
Ryland Group, Inc.	929,528	37,367
Toll Brothers, Inc. (a)	1,230,251	40,451
		336,446
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	216,285	78,734
ASOS PLC (a)	49,128	4,466
HSN, Inc.	366,114	19,184
		102,384
Leisure Equipment & Products - 1.5%
Brunswick Corp.	1,162,766	52,476
Polaris Industries, Inc.	510,669	66,872
		119,348
Media - 3.2%
Comcast Corp. Class A (special) (non-vtg.)	2,121,226	98,213
Dentsu, Inc.	915,900	34,605
Gannett Co., Inc.	244,380	6,762
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.	3,855,066	$ 64,765
Lions Gate Entertainment Corp. (a)(d)	1,523,287	52,675
		257,020
Specialty Retail - 6.5%
Conn's, Inc. (a)(d)	418,270	25,280
DSW, Inc. Class A	557,331	48,861
Gap, Inc.	3,452,982	127,726
Home Depot, Inc.	859,187	66,922
TJX Companies, Inc.	4,014,411	244,036
World Duty Free SpA (a)	1,162,330	12,878
		525,703
Textiles, Apparel & Luxury Goods - 3.1%
Compagnie Financiere Richemont SA Series A	307,763	31,562
lululemon athletica, Inc. (a)	172,401	11,904
NIKE, Inc. Class B	381,123	28,874
Oxford Industries, Inc. (e)	1,023,669	73,469
PVH Corp.	819,245	102,053
		247,862
TOTAL CONSUMER DISCRETIONARY		2,674,673
CONSUMER STAPLES - 3.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	806,743	22,907
Tobacco - 3.0%
Lorillard, Inc.	4,695,111	239,498
TOTAL CONSUMER STAPLES		262,405
ENERGY - 2.4%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc.	1,075,910	87,342
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. (d)	1,676,493	46,875
ConocoPhillips Co.	748,597	54,872
		101,747
TOTAL ENERGY		189,089
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.6%
Capital Markets - 7.5%
Affiliated Managers Group, Inc. (a)	640,121	$ 126,385
Ameriprise Financial, Inc.	1,687,073	169,618
BlackRock, Inc. Class A	94,155	28,323
Charles Schwab Corp.	3,487,145	78,984
Monex Group, Inc.	7,232,700	26,386
Morgan Stanley	2,958,869	85,008
Nomura Holdings, Inc.	1,539,100	11,369
UBS AG	3,908,069	75,586
		601,659
Commercial Banks - 0.7%
BNP Paribas SA	466,400	34,538
Shinsei Bank Ltd.	8,214,000	19,231
		53,769
Consumer Finance - 0.2%
Capital One Financial Corp.	303,385	20,833
Diversified Financial Services - 2.2%
Bank of America Corp.	8,378,668	116,966
McGraw-Hill Companies, Inc.	876,843	61,098
		178,064
TOTAL FINANCIALS		854,325
HEALTH CARE - 20.5%
Biotechnology - 14.5%
Actelion Ltd.	708,723	54,872
Alexion Pharmaceuticals, Inc. (a)	413,718	50,867
Amgen, Inc.	3,908,299	453,363
Biogen Idec, Inc. (a)	934,692	228,242
Celgene Corp. (a)	596,180	88,527
Cubist Pharmaceuticals, Inc. (a)	445,712	27,634
Gilead Sciences, Inc. (a)	2,964,139	210,424
Regeneron Pharmaceuticals, Inc. (a)	190,960	54,920
		1,168,849
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	8,474,392	99,066
Health Care Providers & Services - 1.7%
Community Health Systems, Inc.	1,332,996	58,159
HCA Holdings, Inc.	615,289	29,005
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	160,200	$ 25,046
Tenet Healthcare Corp. (a)	512,702	24,194
		136,404
Health Care Technology - 0.8%
Cerner Corp. (a)	1,117,549	62,616
Pharmaceuticals - 2.3%
AbbVie, Inc.	245,182	11,879
Actavis PLC (a)	516,685	79,869
Pacira Pharmaceuticals, Inc. (a)	369,806	18,679
Perrigo Co. (d)	303,788	41,889
Santarus, Inc. (a)	1,174,255	27,395
		179,711
TOTAL HEALTH CARE		1,646,646
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.5%
Textron, Inc.	1,721,298	49,556
The Boeing Co.	160,133	20,897
United Technologies Corp.	458,448	48,710
		119,163
Air Freight & Logistics - 0.3%
FedEx Corp.	158,733	20,794
Airlines - 3.8%
U.S. Airways Group, Inc. (a)	4,350,966	95,591
United Continental Holdings, Inc. (a)	6,239,161	211,820
		307,411
Building Products - 0.4%
Lennox International, Inc.	429,025	33,490
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	666,900	19,820
Electrical Equipment - 1.3%
Eaton Corp. PLC	1,214,441	85,691
Emerson Electric Co.	239,144	16,015
		101,706
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.8%
3M Co.	790,042	$ 99,427
Koninklijke Philips Electronics NV	1,323,528	46,774
		146,201
Machinery - 2.6%
Cummins, Inc.	565,618	71,845
GEA Group AG	353,928	15,401
Kennametal, Inc.	144,711	6,657
NSK Ltd.	3,039,000	32,464
Oshkosh Truck Corp.	461,489	21,962
Pentair Ltd.	951,394	63,829
		212,158
Marine - 0.1%
DryShips, Inc. (a)	2,283,669	6,280
Professional Services - 1.2%
Towers Watson & Co.	265,707	30,506
Verisk Analytics, Inc. (a)	843,210	57,777
WageWorks, Inc. (a)	166,078	8,505
		96,788
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	120,967	32,536
TOTAL INDUSTRIALS		1,096,347
INFORMATION TECHNOLOGY - 11.2%
Computers & Peripherals - 0.2%
3D Systems Corp. (a)(d)	315,478	19,635
Electronic Equipment & Components - 0.5%
Omron Corp.	1,027,000	39,192
Internet Software & Services - 4.3%
eBay, Inc. (a)	1,945,409	102,543
Facebook, Inc. Class A (a)	1,732,941	87,098
Google, Inc. Class A (a)	148,167	152,698
		342,339
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	835,262	72,609
FleetCor Technologies, Inc. (a)	494,886	57,085
Visa, Inc. Class A	491,371	96,638
		226,332
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	2,640,650	$ 88,726
Xilinx, Inc.	703,428	31,950
		120,676
Software - 1.9%
Activision Blizzard, Inc.	1,881,294	31,305
Guidewire Software, Inc. (a)	260,009	13,188
MICROS Systems, Inc. (a)(d)	538,096	29,192
Microsoft Corp.	1,396,659	49,372
SS&C Technologies Holdings, Inc. (a)	709,923	27,900
		150,957
TOTAL INFORMATION TECHNOLOGY		899,131
MATERIALS - 3.3%
Chemicals - 3.3%
Axiall Corp.	673,788	26,204
Celanese Corp. Class A	882,197	49,412
Eastman Chemical Co.	960,482	75,676
Ecolab, Inc.	486,993	51,621
Ferro Corp. (a)	530,300	6,804
Huntsman Corp.	617,522	14,339
Monsanto Co.	385,505	40,432
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	120,507	3,327
		267,815
TOTAL COMMON STOCKS (Cost $6,093,795)		7,890,431
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	83,719,132	$ 83,719
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	222,734,731	222,735
TOTAL MONEY MARKET FUNDS (Cost $306,454)		306,454
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,400,249)		8,196,885
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(151,334)
NET ASSETS - 100%		$ 8,045,551
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 795
Fidelity Securities Lending Cash Central Fund	589
Total	$ 1,384
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 44,569	$ 10,736	$ -	$ 692	$ 73,469
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,674,673	$ 2,628,391	$ 46,282	$ -
Consumer Staples	262,405	262,405	-	-
Energy	189,089	189,089	-	-
Financials	854,325	721,753	132,572	-
Health Care	1,646,646	1,646,646	-	-
Industrials	1,096,347	1,017,109	79,238	-
Information Technology	899,131	859,939	39,192	-
Materials	267,815	267,815	-	-
Money Market Funds	306,454	306,454	-	-
Total Investments in Securities:	$ 8,196,885	$ 7,899,601	$ 297,284	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
Ireland	3.6%
Japan	2.1%
Switzerland	2.0%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $219,087) - See accompanying schedule: Unaffiliated issuers (cost $6,056,183)	$ 7,816,962
Fidelity Central Funds (cost $306,454)	306,454
Other affiliated issuers (cost $37,612)	73,469
Total Investments (cost $6,400,249)		$ 8,196,885
Receivable for investments sold		215,232
Receivable for fund shares sold		3,480
Dividends receivable		4,448
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		27
Other receivables		213
Total assets		8,420,422

Liabilities
Payable to custodian bank	$ 139
Payable for investments purchased	141,317
Payable for fund shares redeemed	5,710
Accrued management fee	3,764
Other affiliated payables	1,021
Other payables and accrued expenses	185
Collateral on securities loaned, at value	222,735
Total liabilities		374,871

Net Assets		$ 8,045,551
Net Assets consist of:
Paid in capital		$ 5,475,228
Undistributed net investment income		26,188
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		747,383
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,796,752
Net Assets		$ 8,045,551

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,920,088 ÷ 158,721 shares)	$ 37.30

Class K: Net Asset Value, offering price and redemption price per share ($2,125,463 ÷ 56,868 shares)	$ 37.38

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends (including $692 earned from other affiliated issuers)		$ 94,061
Income from Fidelity Central Funds		1,384
Total income		95,445

Expenses
Management fee Basic fee	$ 39,443
Performance adjustment	2,113
Transfer agent fees	10,599
Accounting and security lending fees	1,180
Custodian fees and expenses	195
Independent trustees' compensation	40
Appreciation in deferred trustee compensation account	1
Registration fees	172
Audit	69
Legal	21
Miscellaneous	61
Total expenses before reductions	53,894
Expense reductions	(1,606)	52,288
Net investment income (loss)		43,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	796,151
Foreign currency transactions	(187)
Total net realized gain (loss)		795,964
Change in net unrealized appreciation (depreciation) on: Investment securities	1,075,262
Assets and liabilities in foreign currencies	116
Total change in net unrealized appreciation (depreciation)		1,075,378
Net gain (loss)		1,871,342
Net increase (decrease) in net assets resulting from operations		$ 1,914,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,157	$ 31,461
Net realized gain (loss)	795,964	261,401
Change in net unrealized appreciation (depreciation)	1,075,378	450,255
Net increase (decrease) in net assets resulting from operations	1,914,499	743,117
Distributions to shareholders from net investment income	(37,048)	(10,087)
Distributions to shareholders from net realized gain	(122,911)	-
Total distributions	(159,959)	(10,087)
Share transactions - net increase (decrease)	175,440	207,380
Total increase (decrease) in net assets	1,929,980	940,410

Net Assets
Beginning of period	6,115,571	5,175,161
End of period (including undistributed net investment income of $26,188 and undistributed net investment income of $24,098, respectively)	$ 8,045,551	$ 6,115,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Appreciation

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Income from Investment Operations
Net investment income (loss) B	.19	.15	.06	.04	.04
Net realized and unrealized gain (loss)	8.66	3.59	1.44	5.30	2.17
Total from investment operations	8.85	3.74	1.50	5.34	2.21
Distributions from net investment income	(.17)	(.04)	(.02)	(.02)	(.18)
Distributions from net realized gain	(.59)	-	-	-	-
Total distributions	(.76)	(.04)	(.02)	(.02)	(.18)
Net asset value, end of period	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71
Total Return A	31.03%	14.70%	6.24%	28.57%	13.54%
Ratios to Average Net Assets C, E
Expenses before reductions	.79%	.96%	.91%	.88%	.79%
Expenses net of fee waivers, if any	.79%	.96%	.91%	.88%	.79%
Expenses net of all reductions	.77%	.95%	.90%	.86%	.78%
Net investment income (loss)	.57%	.53%	.25%	.16%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 5,920	$ 4,678	$ 4,319	$ 4,672	$ 4,627
Portfolio turnover rate D	156%	169%	182%	186%	243%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Income from Investment Operations
Net investment income (loss) B	.23	.19	.10	.08	.08
Net realized and unrealized gain (loss)	8.67	3.61	1.44	5.31	2.18
Total from investment operations	8.90	3.80	1.54	5.39	2.26
Distributions from net investment income	(.21)	(.09)	(.06)	(.03)	(.22)
Distributions from net realized gain	(.59)	-	-	-	-
Total distributions	(.80)	(.09)	(.06)	(.03)	(.22)
Net asset value, end of period	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73
Total Return A	31.19%	14.92%	6.41%	28.80%	13.85%
Ratios to Average Net Assets C, E
Expenses before reductions	.66%	.81%	.75%	.70%	.55%
Expenses net of fee waivers, if any	.66%	.81%	.75%	.70%	.55%
Expenses net of all reductions	.63%	.80%	.74%	.68%	.54%
Net investment income (loss)	.70%	.68%	.41%	.34%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 2,125	$ 1,438	$ 856	$ 712	$ 283
Portfolio turnover rate D	156%	169%	182%	186%	243%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,839,169
Gross unrealized depreciation	(44,438)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,794,731

Tax Cost	$ 6,402,154

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 366,845
Undistributed long-term capital gain	$ 408,736
Net unrealized appreciation (depreciation)	$ 1,794,847

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 37,048	$ 10,087
Long-term Capital Gains	122,911	-
Total	$ 159,959	$ 10,087

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,002,458 and $10,148,013, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Capital Appreciation	$ 9,717.18
Class K	882.05
	$ 10,599

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $478 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $589, including two hundred sixty-eight dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,548 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $58.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Capital Appreciation	$ 26,504	$ 7,160
Class K	10,544	2,927
Total	$ 37,048	$ 10,087
From net realized gain
Capital Appreciation	$ 93,377	$ -
Class K	29,534	-
Total	$ 122,911	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Capital Appreciation
Shares sold	32,919	33,131	$ 1,054,722	$ 930,591
Reinvestment of distributions	3,961	278	114,756	6,866
Shares redeemed	(38,292)	(42,560)	(1,235,981)	(1,163,912)
Net increase (decrease)	(1,412)	(9,151)	$ (66,503)	$ (226,455)
Class K
Shares sold	17,969	25,274	$ 581,909	$ 701,363
Reinvestment of distributions	1,382	118	40,079	2,927
Shares redeemed	(11,591)	(9,763)	(380,045)	(270,455)
Net increase (decrease)	7,760	15,629	$ 241,943	$ 433,835

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital Appreciation Fund (a fund of Fidelity Capital Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital Appreciation Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 10, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-
present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-
present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-
present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay on December 09, 2013, to shareholders of record at the opening of business on December 06, 2013, a distribution of $3.497 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.144 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $409,584,597 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Capital Appreciation Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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CAF-UANN-1213
1.784775.110

Fidelity®

Capital Appreciation

Fund -
Class K

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class KA	31.19%	18.66%	8.16%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Capital Appreciation Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Capital Appreciation Fund - Class K on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Fergus Shiel, Portfolio Manager of Fidelity® Capital Appreciation Fund: For the year, the fund's Class K shares returned 31.19%, well ahead of the S&P 500®. Versus the index, the fund's significant overweighting in biotechnology - a group I meaningfully added to during the period - lifted performance, with Gilead Sciences and Biogen Idec the largest contributors here. Some non-benchmark airline positions - notably, United Continental Holdings, the fund's largest relative contributor, and US Airways Group - also helped. I significantly reduced both positions, although the former remained a core holding at period end. Elsewhere, I boosted our stake in consumer services, notably by purchasing coffee retailer Starbucks, which contributed. Conversely, the fund's cash position was by far the largest single factor dampening relative performance. Smartphone maker Apple was the fund's biggest individual detractor, as I liquidated our stake in February, missing its subsequent rebound. The shares of online auction portal eBay gained ground but lagged the index, and I reduced the fund's overweighted exposure here. Not owning strong-performing paid-search advertising kingpin Google for nearly the entire period further detracted. In October, I established a roughly market-weighted position in this index stock. Casual clothing retailer Gap also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Capital Appreciation	.76%
Actual		$ 1,000.00	$ 1,127.90	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class K	.63%
Actual		$ 1,000.00	$ 1,128.60	$ 3.38
Hypothetical A		$ 1,000.00	$ 1,022.03	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	5.6	5.0
Starbucks Corp.	3.6	0.0
TJX Companies, Inc.	3.0	2.5
Lorillard, Inc.	3.0	2.8
Biogen Idec, Inc.	2.8	3.5
United Continental Holdings, Inc.	2.6	2.8
Gilead Sciences, Inc.	2.6	3.3
Harley-Davidson, Inc.	2.6	1.9
Ameriprise Financial, Inc.	2.1	1.1
Google, Inc. Class A	1.9	0.0
	29.8
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	33.2	37.1
Health Care	20.5	19.6
Industrials	13.6	9.5
Information Technology	11.2	6.1
Financials	10.6	7.6
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 98.1%		Stocks 88.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 11.2%
* Foreign investments	11.2%	** Foreign investments	6.7%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 33.2%
Auto Components - 0.6%
Johnson Controls, Inc.	1,162,746	$ 53,661
Automobiles - 2.7%
Harley-Davidson, Inc.	3,257,780	208,628
Toyota Motor Corp.	180,100	11,677
		220,305
Diversified Consumer Services - 0.8%
H&R Block, Inc.	2,208,493	62,810
Hotels, Restaurants & Leisure - 9.3%
Brinker International, Inc.	2,891,087	128,422
Del Frisco's Restaurant Group, Inc. (a)	543,660	9,840
Fiesta Restaurant Group, Inc. (a)	560,270	23,750
Paddy Power PLC (Ireland)	1,417,358	115,465
Penn National Gaming, Inc. (a)	869,354	50,866
Starbucks Corp.	3,580,482	290,198
Whitbread PLC	1,346,880	74,139
Wyndham Worldwide Corp.	850,218	56,454
		749,134
Household Durables - 4.2%
D.R. Horton, Inc.	2,460,882	46,634
KB Home	1,896,849	32,190
Lennar Corp. Class A (d)	2,153,130	76,544
PulteGroup, Inc.	5,850,423	103,260
Ryland Group, Inc.	929,528	37,367
Toll Brothers, Inc. (a)	1,230,251	40,451
		336,446
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	216,285	78,734
ASOS PLC (a)	49,128	4,466
HSN, Inc.	366,114	19,184
		102,384
Leisure Equipment & Products - 1.5%
Brunswick Corp.	1,162,766	52,476
Polaris Industries, Inc.	510,669	66,872
		119,348
Media - 3.2%
Comcast Corp. Class A (special) (non-vtg.)	2,121,226	98,213
Dentsu, Inc.	915,900	34,605
Gannett Co., Inc.	244,380	6,762
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.	3,855,066	$ 64,765
Lions Gate Entertainment Corp. (a)(d)	1,523,287	52,675
		257,020
Specialty Retail - 6.5%
Conn's, Inc. (a)(d)	418,270	25,280
DSW, Inc. Class A	557,331	48,861
Gap, Inc.	3,452,982	127,726
Home Depot, Inc.	859,187	66,922
TJX Companies, Inc.	4,014,411	244,036
World Duty Free SpA (a)	1,162,330	12,878
		525,703
Textiles, Apparel & Luxury Goods - 3.1%
Compagnie Financiere Richemont SA Series A	307,763	31,562
lululemon athletica, Inc. (a)	172,401	11,904
NIKE, Inc. Class B	381,123	28,874
Oxford Industries, Inc. (e)	1,023,669	73,469
PVH Corp.	819,245	102,053
		247,862
TOTAL CONSUMER DISCRETIONARY		2,674,673
CONSUMER STAPLES - 3.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	806,743	22,907
Tobacco - 3.0%
Lorillard, Inc.	4,695,111	239,498
TOTAL CONSUMER STAPLES		262,405
ENERGY - 2.4%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc.	1,075,910	87,342
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. (d)	1,676,493	46,875
ConocoPhillips Co.	748,597	54,872
		101,747
TOTAL ENERGY		189,089
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.6%
Capital Markets - 7.5%
Affiliated Managers Group, Inc. (a)	640,121	$ 126,385
Ameriprise Financial, Inc.	1,687,073	169,618
BlackRock, Inc. Class A	94,155	28,323
Charles Schwab Corp.	3,487,145	78,984
Monex Group, Inc.	7,232,700	26,386
Morgan Stanley	2,958,869	85,008
Nomura Holdings, Inc.	1,539,100	11,369
UBS AG	3,908,069	75,586
		601,659
Commercial Banks - 0.7%
BNP Paribas SA	466,400	34,538
Shinsei Bank Ltd.	8,214,000	19,231
		53,769
Consumer Finance - 0.2%
Capital One Financial Corp.	303,385	20,833
Diversified Financial Services - 2.2%
Bank of America Corp.	8,378,668	116,966
McGraw-Hill Companies, Inc.	876,843	61,098
		178,064
TOTAL FINANCIALS		854,325
HEALTH CARE - 20.5%
Biotechnology - 14.5%
Actelion Ltd.	708,723	54,872
Alexion Pharmaceuticals, Inc. (a)	413,718	50,867
Amgen, Inc.	3,908,299	453,363
Biogen Idec, Inc. (a)	934,692	228,242
Celgene Corp. (a)	596,180	88,527
Cubist Pharmaceuticals, Inc. (a)	445,712	27,634
Gilead Sciences, Inc. (a)	2,964,139	210,424
Regeneron Pharmaceuticals, Inc. (a)	190,960	54,920
		1,168,849
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	8,474,392	99,066
Health Care Providers & Services - 1.7%
Community Health Systems, Inc.	1,332,996	58,159
HCA Holdings, Inc.	615,289	29,005
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	160,200	$ 25,046
Tenet Healthcare Corp. (a)	512,702	24,194
		136,404
Health Care Technology - 0.8%
Cerner Corp. (a)	1,117,549	62,616
Pharmaceuticals - 2.3%
AbbVie, Inc.	245,182	11,879
Actavis PLC (a)	516,685	79,869
Pacira Pharmaceuticals, Inc. (a)	369,806	18,679
Perrigo Co. (d)	303,788	41,889
Santarus, Inc. (a)	1,174,255	27,395
		179,711
TOTAL HEALTH CARE		1,646,646
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.5%
Textron, Inc.	1,721,298	49,556
The Boeing Co.	160,133	20,897
United Technologies Corp.	458,448	48,710
		119,163
Air Freight & Logistics - 0.3%
FedEx Corp.	158,733	20,794
Airlines - 3.8%
U.S. Airways Group, Inc. (a)	4,350,966	95,591
United Continental Holdings, Inc. (a)	6,239,161	211,820
		307,411
Building Products - 0.4%
Lennox International, Inc.	429,025	33,490
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	666,900	19,820
Electrical Equipment - 1.3%
Eaton Corp. PLC	1,214,441	85,691
Emerson Electric Co.	239,144	16,015
		101,706
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.8%
3M Co.	790,042	$ 99,427
Koninklijke Philips Electronics NV	1,323,528	46,774
		146,201
Machinery - 2.6%
Cummins, Inc.	565,618	71,845
GEA Group AG	353,928	15,401
Kennametal, Inc.	144,711	6,657
NSK Ltd.	3,039,000	32,464
Oshkosh Truck Corp.	461,489	21,962
Pentair Ltd.	951,394	63,829
		212,158
Marine - 0.1%
DryShips, Inc. (a)	2,283,669	6,280
Professional Services - 1.2%
Towers Watson & Co.	265,707	30,506
Verisk Analytics, Inc. (a)	843,210	57,777
WageWorks, Inc. (a)	166,078	8,505
		96,788
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	120,967	32,536
TOTAL INDUSTRIALS		1,096,347
INFORMATION TECHNOLOGY - 11.2%
Computers & Peripherals - 0.2%
3D Systems Corp. (a)(d)	315,478	19,635
Electronic Equipment & Components - 0.5%
Omron Corp.	1,027,000	39,192
Internet Software & Services - 4.3%
eBay, Inc. (a)	1,945,409	102,543
Facebook, Inc. Class A (a)	1,732,941	87,098
Google, Inc. Class A (a)	148,167	152,698
		342,339
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	835,262	72,609
FleetCor Technologies, Inc. (a)	494,886	57,085
Visa, Inc. Class A	491,371	96,638
		226,332
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	2,640,650	$ 88,726
Xilinx, Inc.	703,428	31,950
		120,676
Software - 1.9%
Activision Blizzard, Inc.	1,881,294	31,305
Guidewire Software, Inc. (a)	260,009	13,188
MICROS Systems, Inc. (a)(d)	538,096	29,192
Microsoft Corp.	1,396,659	49,372
SS&C Technologies Holdings, Inc. (a)	709,923	27,900
		150,957
TOTAL INFORMATION TECHNOLOGY		899,131
MATERIALS - 3.3%
Chemicals - 3.3%
Axiall Corp.	673,788	26,204
Celanese Corp. Class A	882,197	49,412
Eastman Chemical Co.	960,482	75,676
Ecolab, Inc.	486,993	51,621
Ferro Corp. (a)	530,300	6,804
Huntsman Corp.	617,522	14,339
Monsanto Co.	385,505	40,432
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	120,507	3,327
		267,815
TOTAL COMMON STOCKS (Cost $6,093,795)		7,890,431
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	83,719,132	$ 83,719
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	222,734,731	222,735
TOTAL MONEY MARKET FUNDS (Cost $306,454)		306,454
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,400,249)		8,196,885
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(151,334)
NET ASSETS - 100%		$ 8,045,551
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 795
Fidelity Securities Lending Cash Central Fund	589
Total	$ 1,384
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 44,569	$ 10,736	$ -	$ 692	$ 73,469
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,674,673	$ 2,628,391	$ 46,282	$ -
Consumer Staples	262,405	262,405	-	-
Energy	189,089	189,089	-	-
Financials	854,325	721,753	132,572	-
Health Care	1,646,646	1,646,646	-	-
Industrials	1,096,347	1,017,109	79,238	-
Information Technology	899,131	859,939	39,192	-
Materials	267,815	267,815	-	-
Money Market Funds	306,454	306,454	-	-
Total Investments in Securities:	$ 8,196,885	$ 7,899,601	$ 297,284	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
Ireland	3.6%
Japan	2.1%
Switzerland	2.0%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $219,087) - See accompanying schedule: Unaffiliated issuers (cost $6,056,183)	$ 7,816,962
Fidelity Central Funds (cost $306,454)	306,454
Other affiliated issuers (cost $37,612)	73,469
Total Investments (cost $6,400,249)		$ 8,196,885
Receivable for investments sold		215,232
Receivable for fund shares sold		3,480
Dividends receivable		4,448
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		27
Other receivables		213
Total assets		8,420,422

Liabilities
Payable to custodian bank	$ 139
Payable for investments purchased	141,317
Payable for fund shares redeemed	5,710
Accrued management fee	3,764
Other affiliated payables	1,021
Other payables and accrued expenses	185
Collateral on securities loaned, at value	222,735
Total liabilities		374,871

Net Assets		$ 8,045,551
Net Assets consist of:
Paid in capital		$ 5,475,228
Undistributed net investment income		26,188
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		747,383
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,796,752
Net Assets		$ 8,045,551

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,920,088 ÷ 158,721 shares)	$ 37.30

Class K: Net Asset Value, offering price and redemption price per share ($2,125,463 ÷ 56,868 shares)	$ 37.38

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends (including $692 earned from other affiliated issuers)		$ 94,061
Income from Fidelity Central Funds		1,384
Total income		95,445

Expenses
Management fee Basic fee	$ 39,443
Performance adjustment	2,113
Transfer agent fees	10,599
Accounting and security lending fees	1,180
Custodian fees and expenses	195
Independent trustees' compensation	40
Appreciation in deferred trustee compensation account	1
Registration fees	172
Audit	69
Legal	21
Miscellaneous	61
Total expenses before reductions	53,894
Expense reductions	(1,606)	52,288
Net investment income (loss)		43,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	796,151
Foreign currency transactions	(187)
Total net realized gain (loss)		795,964
Change in net unrealized appreciation (depreciation) on: Investment securities	1,075,262
Assets and liabilities in foreign currencies	116
Total change in net unrealized appreciation (depreciation)		1,075,378
Net gain (loss)		1,871,342
Net increase (decrease) in net assets resulting from operations		$ 1,914,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,157	$ 31,461
Net realized gain (loss)	795,964	261,401
Change in net unrealized appreciation (depreciation)	1,075,378	450,255
Net increase (decrease) in net assets resulting from operations	1,914,499	743,117
Distributions to shareholders from net investment income	(37,048)	(10,087)
Distributions to shareholders from net realized gain	(122,911)	-
Total distributions	(159,959)	(10,087)
Share transactions - net increase (decrease)	175,440	207,380
Total increase (decrease) in net assets	1,929,980	940,410

Net Assets
Beginning of period	6,115,571	5,175,161
End of period (including undistributed net investment income of $26,188 and undistributed net investment income of $24,098, respectively)	$ 8,045,551	$ 6,115,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Appreciation

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Income from Investment Operations
Net investment income (loss) B	.19	.15	.06	.04	.04
Net realized and unrealized gain (loss)	8.66	3.59	1.44	5.30	2.17
Total from investment operations	8.85	3.74	1.50	5.34	2.21
Distributions from net investment income	(.17)	(.04)	(.02)	(.02)	(.18)
Distributions from net realized gain	(.59)	-	-	-	-
Total distributions	(.76)	(.04)	(.02)	(.02)	(.18)
Net asset value, end of period	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71
Total Return A	31.03%	14.70%	6.24%	28.57%	13.54%
Ratios to Average Net Assets C, E
Expenses before reductions	.79%	.96%	.91%	.88%	.79%
Expenses net of fee waivers, if any	.79%	.96%	.91%	.88%	.79%
Expenses net of all reductions	.77%	.95%	.90%	.86%	.78%
Net investment income (loss)	.57%	.53%	.25%	.16%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 5,920	$ 4,678	$ 4,319	$ 4,672	$ 4,627
Portfolio turnover rate D	156%	169%	182%	186%	243%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Income from Investment Operations
Net investment income (loss) B	.23	.19	.10	.08	.08
Net realized and unrealized gain (loss)	8.67	3.61	1.44	5.31	2.18
Total from investment operations	8.90	3.80	1.54	5.39	2.26
Distributions from net investment income	(.21)	(.09)	(.06)	(.03)	(.22)
Distributions from net realized gain	(.59)	-	-	-	-
Total distributions	(.80)	(.09)	(.06)	(.03)	(.22)
Net asset value, end of period	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73
Total Return A	31.19%	14.92%	6.41%	28.80%	13.85%
Ratios to Average Net Assets C, E
Expenses before reductions	.66%	.81%	.75%	.70%	.55%
Expenses net of fee waivers, if any	.66%	.81%	.75%	.70%	.55%
Expenses net of all reductions	.63%	.80%	.74%	.68%	.54%
Net investment income (loss)	.70%	.68%	.41%	.34%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 2,125	$ 1,438	$ 856	$ 712	$ 283
Portfolio turnover rate D	156%	169%	182%	186%	243%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,839,169
Gross unrealized depreciation	(44,438)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,794,731

Tax Cost	$ 6,402,154

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 366,845
Undistributed long-term capital gain	$ 408,736
Net unrealized appreciation (depreciation)	$ 1,794,847

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 37,048	$ 10,087
Long-term Capital Gains	122,911	-
Total	$ 159,959	$ 10,087

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,002,458 and $10,148,013, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Capital Appreciation	$ 9,717.18
Class K	882.05
	$ 10,599

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $478 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $589, including two hundred sixty-eight dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,548 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $58.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Capital Appreciation	$ 26,504	$ 7,160
Class K	10,544	2,927
Total	$ 37,048	$ 10,087
From net realized gain
Capital Appreciation	$ 93,377	$ -
Class K	29,534	-
Total	$ 122,911	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Capital Appreciation
Shares sold	32,919	33,131	$ 1,054,722	$ 930,591
Reinvestment of distributions	3,961	278	114,756	6,866
Shares redeemed	(38,292)	(42,560)	(1,235,981)	(1,163,912)
Net increase (decrease)	(1,412)	(9,151)	$ (66,503)	$ (226,455)
Class K
Shares sold	17,969	25,274	$ 581,909	$ 701,363
Reinvestment of distributions	1,382	118	40,079	2,927
Shares redeemed	(11,591)	(9,763)	(380,045)	(270,455)
Net increase (decrease)	7,760	15,629	$ 241,943	$ 433,835

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital Appreciation Fund (a fund of Fidelity Capital Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital Appreciation Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 10, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-
present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-
present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-
present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-
present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income.

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/09/13	12/06/13	$0.189	$3.497

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $409,584,597 or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Capital Appreciation Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAF-K-UANN-1213
1.863089.105

Fidelity®

Value

Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Fund	36.07%	19.07%	9.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Matthew Friedman, Co-Portfolio Manager of Fidelity® Value Fund: For the year, the fund's Retail Class shares advanced 36.07%, outpacing the 33.45% gain of the Russell Midcap® Value Index. Our heavy emphasis on valuations led us to a relative underweighting in real estate investment trusts (REITs), where sky-high valuations were unjustifiable to us. Here, the fund did well by avoiding index components Annaly Capital Management, American Capital Agency and AvalonBay Communities. REITs slumped versus the market during the year, generally held back by investors' anticipation of a rise in interest rates, making these yield-sensitive investments less attractive. Elsewhere, our investment in auto-components manufacturer Delphi Automotive helped because the stock flourished this period along with the rebounding auto industry's demand for the firm's high-tech, fuel-efficiency-boosting products, which helped Delphi achieve consistent quarters of better-than-expected earnings. By contrast, it hurt the fund to not hold index component Micron Technology, a global manufacturer and marketer of semiconductor devices. Unfortunately for us, the stock price more than tripled during the period. Solid sales and higher gross margins appealed to investors, who were more focused on the company's profitability than its quality. Of final note, a modest cash stake in a very strong market was unconstructive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Value	.73%
Actual		$ 1,000.00	$ 1,140.50	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.53	$ 3.72
Class K	.59%
Actual		$ 1,000.00	$ 1,141.10	$ 3.18
Hypothetical A		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.0	1.6
ITC Holdings Corp.	1.6	1.0
Edison International	1.5	1.4
U.S. Bancorp	1.3	1.0
NiSource, Inc.	1.3	0.9
URS Corp.	1.3	0.9
Berkshire Hathaway, Inc. Class B	1.0	1.4
Capital One Financial Corp.	1.0	0.4
Oracle Corp.	1.0	0.5
National Fuel Gas Co.	0.9	0.0
	12.9
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.1
Consumer Discretionary	11.9	10.0
Information Technology	11.3	10.4
Industrials	10.5	12.9
Utilities	9.7	8.6
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks and Equity Futures 97.1%		Stocks and Equity Futures 96.6%
	Bonds 0.2%		Bonds 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	14.9%	** Foreign investments	16.1%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.7%
Delphi Automotive PLC	604,119	$ 34,556
Tenneco, Inc. (a)	402,186	21,344
		55,900
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	3,171,000	18,968
DeVry, Inc. (e)	402,544	14,451
H&R Block, Inc.	627,259	17,839
		51,258
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	446,710	19,843
CEC Entertainment, Inc.	198,739	9,212
		29,055
Household Durables - 0.9%
Harman International Industries, Inc.	227,388	18,423
Helen of Troy Ltd. (a)	333,220	15,568
Whirlpool Corp.	269,500	39,350
		73,341
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	2,276,145	61,365
Leisure Equipment & Products - 0.2%
Brunswick Corp.	332,068	14,986
Media - 1.7%
CBS Corp. Class B	360,960	21,347
Ipsos SA	249,665	10,530
Live Nation Entertainment, Inc. (a)	945,743	18,385
Sinclair Broadcast Group, Inc. Class A	1,274,638	40,865
Twenty-First Century Fox, Inc. Class A	658,770	22,451
UBM PLC	1,356,400	14,865
Valassis Communications, Inc.	472,251	12,921
		141,364
Multiline Retail - 1.2%
Dillard's, Inc. Class A	169,300	13,879
Kohl's Corp.	1,257,444	71,423
Macy's, Inc.	431,968	19,918
		105,220
Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A	611,463	22,918
Advance Auto Parts, Inc.	115,380	11,443
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	1,092,273	$ 16,919
Ascena Retail Group, Inc. (a)	3,348,150	66,260
AutoZone, Inc. (a)	55,100	23,951
Bed Bath & Beyond, Inc. (a)	168,660	13,041
Best Buy Co., Inc.	1,029,766	44,074
Chico's FAS, Inc.	2,962,855	50,813
Foot Locker, Inc.	664,585	23,061
Jos. A. Bank Clothiers, Inc. (a)(e)	542,858	26,046
OfficeMax, Inc.	1,878,739	28,144
Pier 1 Imports, Inc.	813,142	16,978
Rent-A-Center, Inc.	563,680	19,300
Staples, Inc.	4,384,172	70,673
		433,621
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	347,715	17,622
Gildan Activewear, Inc.	402,500	19,402
		37,024
TOTAL CONSUMER DISCRETIONARY		1,003,134
CONSUMER STAPLES - 4.1%
Beverages - 1.3%
Beam, Inc.	187,000	12,585
Coca-Cola Enterprises, Inc.	756,806	31,582
Cott Corp.	2,506,311	20,528
Molson Coors Brewing Co. Class B	569,962	30,778
Treasury Wine Estates Ltd.	2,393,633	10,633
		106,106
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	520,100	35,227
Walgreen Co.	89,614	5,309
		40,536
Food Products - 1.4%
Bunge Ltd.	668,533	54,907
Greencore Group PLC	13,500	39
Gruma S.A.B. de CV Series B (a)	1,752,213	12,009
Ingredion, Inc.	436,054	28,675
The J.M. Smucker Co.	205,631	22,868
		118,498
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	499,800	$ 14,192
Personal Products - 0.3%
Coty, Inc. Class A	1,763,148	27,117
Tobacco - 0.4%
Japan Tobacco, Inc.	488,000	17,658
Lorillard, Inc.	381,702	19,471
		37,129
TOTAL CONSUMER STAPLES		343,578
ENERGY - 7.7%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	839,659	46,064
Halliburton Co.	1,069,785	56,731
National Oilwell Varco, Inc.	438,715	35,615
Rowan Companies PLC (a)	1,459,515	52,659
		191,069
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	245,100	23,356
Atlas Pipeline Partners LP	323,100	12,459
BPZ Energy, Inc. (a)	4,446,319	8,937
Canadian Natural Resources Ltd.	527,900	16,754
Cloud Peak Energy, Inc. (a)	614,774	9,597
Energen Corp.	937,046	73,389
EQT Corp.	193,484	16,564
Marathon Petroleum Corp.	710,538	50,917
Markwest Energy Partners LP	262,400	19,491
Newfield Exploration Co. (a)	1,150,210	35,024
Noble Energy, Inc.	493,498	36,978
Northern Oil & Gas, Inc. (a)	725,291	11,917
Scorpio Tankers, Inc.	1,354,845	15,635
The Williams Companies, Inc.	898,937	32,101
Whiting Petroleum Corp. (a)	1,040,403	69,593
WPX Energy, Inc. (a)	1,193,490	26,424
		459,136
TOTAL ENERGY		650,205
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 27.5%
Capital Markets - 3.3%
AllianceBernstein Holding LP	1,060,300	$ 23,560
Ameriprise Financial, Inc.	392,355	39,447
Apollo Global Management LLC Class A	428,332	13,818
Bank of New York Mellon Corp.	87,804	2,792
Carlyle Group LP	766,188	23,691
Invesco Ltd.	1,773,996	59,872
KKR & Co. LP	1,949,478	42,791
The Blackstone Group LP	1,325,504	34,834
UBS AG	2,088,406	40,392
		281,197
Commercial Banks - 5.2%
Bank of Ireland (a)	23,490,694	8,550
Barclays PLC sponsored ADR	1,778,200	29,892
CIT Group, Inc.	1,501,740	72,324
First Citizen Bancshares, Inc.	283,093	59,940
Heritage Financial Corp., Washington	48,595	784
Itau Unibanco Holding SA sponsored ADR	4,196,677	64,671
M&T Bank Corp.	193,181	21,739
PNC Financial Services Group, Inc.	489,744	36,011
U.S. Bancorp	2,985,890	111,553
Wells Fargo & Co.	708,328	30,239
		435,703
Consumer Finance - 1.5%
Capital One Financial Corp.	1,192,148	81,865
Cash America International, Inc.	196,467	7,751
EZCORP, Inc. (non-vtg.) Class A (a)	49,600	780
SLM Corp.	1,220,767	30,971
		121,367
Diversified Financial Services - 2.3%
Bank of America Corp.	1,798,209	25,103
Berkshire Hathaway, Inc. Class B (a)	734,289	84,502
JPMorgan Chase & Co.	856,361	44,137
The NASDAQ Stock Market, Inc.	1,166,670	41,335
		195,077
Insurance - 6.8%
AFLAC, Inc.	418,846	27,217
AMBAC Financial Group, Inc. (a)	505,412	10,204
Fairfax Financial Holdings Ltd. (sub. vtg.)	173,761	75,827
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	790,840	$ 22,262
Greenlight Capital Re, Ltd. (a)	1,177,130	36,244
Intact Financial Corp.	487,700	30,418
Mercury General Corp.	433,648	20,191
MetLife, Inc.	34,036	1,610
Old Republic International Corp.	2,201,305	36,960
Primerica, Inc.	578,600	24,851
ProAssurance Corp.	552,589	25,043
Progressive Corp.	258,000	6,700
Prudential PLC	1,382,405	28,271
Reinsurance Group of America, Inc.	1,054,163	75,035
StanCorp Financial Group, Inc.	973,163	57,319
Third Point Reinsurance Ltd.	1,127,335	17,586
Torchmark Corp.	522,401	38,062
Validus Holdings Ltd.	890,082	35,140
		568,940
Real Estate Investment Trusts - 6.2%
American Realty Capital Properties, Inc. (e)	619,300	8,218
American Tower Corp.	926,604	73,526
Boston Properties, Inc.	335,074	34,680
Corporate Office Properties Trust (SBI)	520,253	12,798
Digital Realty Trust, Inc.	19,857	946
Equity Lifestyle Properties, Inc.	1,559,111	59,231
Eurobank Properties Real Estate Investment Co. (a)(f)	3,219,700	39,431
iStar Financial, Inc. (a)(e)	1,496,199	18,897
Kilroy Realty Corp.	222,891	11,849
MFA Financial, Inc.	1,188,887	8,810
NorthStar Realty Finance Corp.	3,028,519	28,256
Piedmont Office Realty Trust, Inc. Class A	1,323,400	24,456
Prologis, Inc.	1,025,785	40,980
Redwood Trust, Inc. (e)	1,183,738	20,739
Regency Centers Corp.	203,062	10,490
Ryman Hospitality Properties, Inc. (e)	356,879	13,172
Simon Property Group, Inc.	168,248	26,003
SL Green Realty Corp.	390,298	36,910
Sun Communities, Inc.	372,550	16,605
Ventas, Inc.	576,983	37,642
		523,639
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc. Class A	234,600	9,288
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	2,271,876	$ 52,776
Forest City Enterprises, Inc. Class A (a)	2,238,623	45,355
Forestar Group, Inc. (a)	168,346	3,759
Kennedy-Wilson Holdings, Inc.	3,786,748	75,887
		187,065
TOTAL FINANCIALS		2,312,988
HEALTH CARE - 8.8%
Biotechnology - 0.8%
Amgen, Inc.	251,575	29,183
Cubist Pharmaceuticals, Inc. (a)	172,001	10,664
United Therapeutics Corp. (a)	314,444	27,835
		67,682
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	2,964,200	34,651
CareFusion Corp. (a)	270,302	10,480
Hill-Rom Holdings, Inc.	499,601	20,629
Zimmer Holdings, Inc.	268,200	23,459
		89,219
Health Care Providers & Services - 3.7%
BioScrip, Inc. (a)	733,400	5,141
Cardinal Health, Inc.	910,438	53,406
CIGNA Corp.	398,825	30,702
Emeritus Corp. (a)	1,023,768	19,615
Express Scripts Holding Co. (a)	553,036	34,576
HCA Holdings, Inc.	427,648	20,159
Humana, Inc.	348,176	32,084
McKesson Corp.	182,612	28,550
Quest Diagnostics, Inc.	532,800	31,920
UnitedHealth Group, Inc.	294,500	20,103
Universal American Spin Corp.	1,544,708	11,462
Universal Health Services, Inc. Class B	325,689	26,238
		313,956
Health Care Technology - 0.2%
CompuGROUP Holding AG	546,600	14,245
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	593,273	$ 30,115
Lonza Group AG	226,379	20,234
		50,349
Pharmaceuticals - 2.4%
Actavis PLC (a)	329,029	50,861
Endo Health Solutions, Inc. (a)	392,844	17,179
Forest Laboratories, Inc. (a)	273,820	12,878
Hospira, Inc. (a)	98,700	3,999
Impax Laboratories, Inc. (a)	1,151,055	23,320
Jazz Pharmaceuticals PLC (a)	218,067	19,787
Mylan, Inc. (a)	255,696	9,683
Perrigo Co.	71,700	9,887
The Medicines Company (a)	997,918	33,849
ViroPharma, Inc. (a)	516,266	20,041
		201,484
TOTAL HEALTH CARE		736,935
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	278,228	13,850
Esterline Technologies Corp. (a)	174,077	13,954
Finmeccanica SpA (a)(e)	2,316,300	16,998
Meggitt PLC	2,097,210	19,251
Textron, Inc.	1,025,638	29,528
		93,581
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	541,883	32,372
FedEx Corp.	357,660	46,853
UTI Worldwide, Inc.	1,682,521	25,574
		104,799
Airlines - 0.2%
Southwest Airlines Co.	938,068	16,154
Commercial Services & Supplies - 1.0%
Intrum Justitia AB	802,487	21,362
Iron Mountain, Inc.	1,352,029	35,883
Tetra Tech, Inc. (a)	303,100	7,920
Waste Management, Inc.	408,682	17,794
		82,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.3%
AECOM Technology Corp. (a)	2,454,872	$ 78,016
EMCOR Group, Inc.	250,355	9,278
URS Corp.	1,920,631	104,137
		191,431
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	806,171	25,967
General Cable Corp.	767,220	25,265
		51,232
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	425,880	15,051
Machinery - 2.3%
GEA Group AG	373,986	16,274
ITT Corp.	554,725	22,039
Manitowoc Co., Inc.	1,106,668	21,536
Pentair Ltd.	151,013	10,131
Snap-On, Inc.	141,339	14,709
Stanley Black & Decker, Inc.	485,949	38,434
Terex Corp. (a)	1,388,870	48,541
Xylem, Inc.	740,100	25,533
		197,197
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,955,172	10,639
Professional Services - 0.5%
Dun & Bradstreet Corp.	218,208	23,739
FTI Consulting, Inc. (a)	449,310	18,233
		41,972
Road & Rail - 0.4%
CSX Corp.	723,103	18,844
Quality Distribution, Inc. (a)(f)	1,667,057	17,137
		35,981
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	617,347	12,526
WESCO International, Inc. (a)	369,615	31,587
		44,113
TOTAL INDUSTRIALS		885,109
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,063,058	$ 23,919
Juniper Networks, Inc. (a)	2,066,531	38,520
Plantronics, Inc.	535,765	23,006
Riverbed Technology, Inc. (a)	31,979	474
		85,919
Computers & Peripherals - 0.5%
EMC Corp.	1,420,062	34,181
Hewlett-Packard Co.	452,342	11,024
		45,205
Electronic Equipment & Components - 2.3%
Aeroflex Holding Corp. (a)	1,214,545	9,413
Arrow Electronics, Inc. (a)	666,258	31,994
Flextronics International Ltd. (a)	2,082,911	16,434
Ingram Micro, Inc. Class A (a)	933,623	21,632
Jabil Circuit, Inc.	3,118,425	65,050
TE Connectivity Ltd.	494,884	25,482
TTM Technologies, Inc. (a)	2,196,873	19,223
		189,228
IT Services - 2.4%
Amdocs Ltd.	772,873	29,717
CGI Group, Inc. Class A (sub. vtg.) (a)	210,900	7,076
Fidelity National Information Services, Inc.	688,727	33,575
Global Payments, Inc.	819,769	48,760
Sykes Enterprises, Inc. (a)	718,677	13,454
Total System Services, Inc.	1,642,727	49,003
Unisys Corp. (a)	663,238	17,476
		199,061
Office Electronics - 0.2%
Xerox Corp.	1,688,208	16,781
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	2,269,099	60,630
Intersil Corp. Class A	1,960,726	21,882
PMC-Sierra, Inc. (a)	2,629,610	15,436
Samsung Electronics Co. Ltd.	12,787	17,651
Skyworks Solutions, Inc. (a)	704,260	18,156
		133,755
Software - 3.3%
Activision Blizzard, Inc.	2,511,496	41,791
Comverse, Inc.	622,657	19,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Constellation Software, Inc.	71,300	$ 12,989
Electronic Arts, Inc. (a)	712,815	18,711
Intuit, Inc.	338,700	24,187
MicroStrategy, Inc. Class A (a)	115,000	14,029
Oracle Corp.	2,439,611	81,727
Parametric Technology Corp. (a)	922,736	25,578
Symantec Corp.	986,660	22,437
Synopsys, Inc. (a)	549,900	20,044
		281,157
TOTAL INFORMATION TECHNOLOGY		951,106
MATERIALS - 4.7%
Chemicals - 3.1%
Ashland, Inc.	511,355	47,326
Axiall Corp.	648,294	25,212
Cabot Corp.	502,781	23,435
Celanese Corp. Class A	366,542	20,530
Cytec Industries, Inc.	417,402	34,682
Eastman Chemical Co.	566,509	44,635
LyondellBasell Industries NV Class A	292,780	21,841
Methanex Corp.	369,266	21,416
RPM International, Inc.	516,075	19,982
		259,059
Containers & Packaging - 0.9%
Nampak Ltd.	4,840,992	16,010
Rock-Tenn Co. Class A	341,705	36,566
Sonoco Products Co.	592,578	24,082
		76,658
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	3,579,464	9,154
Newmont Mining Corp.	357,940	9,757
Reliance Steel & Aluminum Co.	426,887	31,287
Walter Energy, Inc. (e)	575,917	9,151
		59,349
TOTAL MATERIALS		395,066
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	106,391	$ 3,602
Frontier Communications Corp. (e)	1,900,004	8,379
		11,981
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(e)	697,157	2,398
T-Mobile U.S., Inc. (a)	197,300	5,471
		7,869
TOTAL TELECOMMUNICATION SERVICES		19,850
UTILITIES - 9.7%
Electric Utilities - 4.1%
Edison International	2,574,993	126,252
ITC Holdings Corp.	1,341,622	134,954
NextEra Energy, Inc.	447,418	37,919
Xcel Energy, Inc.	1,618,280	46,704
		345,829
Gas Utilities - 1.4%
Atmos Energy Corp.	919,538	40,708
National Fuel Gas Co.	1,092,900	78,197
		118,905
Multi-Utilities - 4.2%
Alliant Energy Corp.	708,400	36,993
Ameren Corp.	935,600	33,850
NiSource, Inc.	3,511,618	110,686
Sempra Energy	1,831,497	166,919
		348,448
TOTAL UTILITIES		813,182
TOTAL COMMON STOCKS (Cost $7,076,718)		8,111,153
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)(d)	Value (000s)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,545)	EUR	10,286	$ 15,005
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 11/29/13 to 1/2/14 (g) (Cost $3,285)		$ 3,285	3,285
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	229,603,426	229,603
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	66,957,682	66,958
TOTAL MONEY MARKET FUNDS (Cost $296,561)		296,561
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,390,109)		8,426,004
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,771)
NET ASSETS - 100%		$ 8,414,233
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
447 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 57,502	$ 1,642

The face value of futures purchased as a percentage of net assets is 0.7%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,590,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	718
Total	$ 1,002
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eurobank Properties Real Estate Investment Co.	$ -	$ 21,537	$ -	$ -	$ 39,431
Quality Distribution, Inc.	14,055	874	696	-	17,137
Ultrapetrol (Bahamas) Ltd.	4,563	1,064	1,493	-	-
Vitran Corp., Inc.	8,577	-	7,627	-	-
Total	$ 27,195	$ 23,475	$ 9,816	$ -	$ 56,568
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,003,134	$ 1,003,134	$ -	$ -
Consumer Staples	343,578	325,920	17,658	-
Energy	650,205	650,205	-	-
Financials	2,312,988	2,235,775	77,213	-
Health Care	736,935	736,935	-	-
Industrials	885,109	870,058	15,051	-
Information Technology	951,106	951,106	-	-
Materials	395,066	395,066	-	-
Telecommunication Services	19,850	19,850	-	-
Utilities	813,182	813,182	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 15,005	$ -	$ 15,005	$ -
U.S. Government and Government Agency Obligations	3,285	-	3,285	-
Money Market Funds	296,561	296,561	-	-
Total Investments in Securities:	$ 8,426,004	$ 8,297,792	$ 128,212	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,642	$ 1,642	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,642	$ -
Total Value of Derivatives	$ 1,642	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Canada	2.9%
Bermuda	2.2%
United Kingdom	1.4%
Ireland	1.1%
Switzerland	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $64,855) - See accompanying schedule: Unaffiliated issuers (cost $7,060,058)	$ 8,072,875
Fidelity Central Funds (cost $296,561)	296,561
Other affiliated issuers (cost $33,490)	56,568
Total Investments (cost $7,390,109)		$ 8,426,004
Receivable for investments sold		145,319
Receivable for fund shares sold		4,504
Dividends receivable		3,673
Interest receivable		363
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		28
Other receivables		546
Total assets		8,580,483

Liabilities
Payable for investments purchased	$ 89,216
Payable for fund shares redeemed	4,598
Accrued management fee	3,668
Payable for daily variation margin for derivative instruments	192
Other affiliated payables	1,114
Other payables and accrued expenses	504
Collateral on securities loaned, at value	66,958
Total liabilities		166,250

Net Assets		$ 8,414,233
Net Assets consist of:
Paid in capital		$ 8,461,542
Undistributed net investment income		55,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,140,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,037,543
Net Assets		$ 8,414,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Value: Net Asset Value, offering price and redemption price per share ($7,153,359 ÷ 71,864 shares)	$ 99.54

Class K: Net Asset Value, offering price and redemption price per share ($1,260,874 ÷ 12,647 shares)	$ 99.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 140,707
Interest		1,063
Income from Fidelity Central Funds		1,002
Total income		142,772

Expenses
Management fee Basic fee	$ 40,589
Performance adjustment	(6,285)
Transfer agent fees	11,615
Accounting and security lending fees	1,190
Custodian fees and expenses	280
Independent trustees' compensation	42
Registration fees	134
Audit	84
Legal	21
Miscellaneous	61
Total expenses before reductions	47,731
Expense reductions	(1,341)	46,390
Net investment income (loss)		96,382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,049,225
Other affiliated issuers	(5,985)
Foreign currency transactions	(559)
Futures contracts	7,682
Total net realized gain (loss)		1,050,363
Change in net unrealized appreciation (depreciation) on: Investment securities	1,074,196
Assets and liabilities in foreign currencies	3
Futures contracts	1,851
Total change in net unrealized appreciation (depreciation)		1,076,050
Net gain (loss)		2,126,413
Net increase (decrease) in net assets resulting from operations		$ 2,222,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,382	$ 69,971
Net realized gain (loss)	1,050,363	264,518
Change in net unrealized appreciation (depreciation)	1,076,050	622,194
Net increase (decrease) in net assets resulting from operations	2,222,795	956,683
Distributions to shareholders from net investment income	(86,331)	(59,276)
Distributions to shareholders from net realized gain	-	(2,930)
Total distributions	(86,331)	(62,206)
Share transactions - net increase (decrease)	(57,835)	(1,203,854)
Total increase (decrease) in net assets	2,078,629	(309,377)

Net Assets
Beginning of period	6,335,604	6,644,981
End of period (including undistributed net investment income of $55,327 and undistributed net investment income of $44,796, respectively)	$ 8,414,233	$ 6,335,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Income from Investment Operations
Net investment income (loss) B	1.13	.74	.59	.66 E	.59
Net realized and unrealized gain (loss)	25.28	9.48	.75	12.09	7.69
Total from investment operations	26.41	10.22	1.34	12.75	8.28
Distributions from net investment income	(1.01)	(.58)	(.88)	(.48)	(.24)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(1.01)	(.61)	(.90)	(.48)	(.24)
Net asset value, end of period	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82
Total Return A	36.07%	15.99%	2.05%	24.74%	19.12%
Ratios to Average Net Assets C, F
Expenses before reductions	.67%	.68%	.60%	.64%	.64%
Expenses net of fee waivers, if any	.67%	.68%	.60%	.64%	.64%
Expenses net of all reductions	.65%	.68%	.59%	.63%	.64%
Net investment income (loss)	1.30%	1.07%	.87%	1.12% E	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,153	$ 5,571	$ 6,006	$ 7,276	$ 7,278
Portfolio turnover rate D	99%	77%	95%	148%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Income from Investment Operations
Net investment income (loss) B	1.25	.85	.70	.76 E	.72
Net realized and unrealized gain (loss)	25.30	9.47	.74	12.12	7.67
Total from investment operations	26.55	10.32	1.44	12.88	8.39
Distributions from net investment income	(1.12)	(.68)	(1.00)	(.60)	(.25)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(1.12)	(.71)	(1.02)	(.60)	(.25)
Net asset value, end of period	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96
Total Return A	36.26%	16.16%	2.20%	24.96%	19.39%
Ratios to Average Net Assets C, F
Expenses before reductions	.54%	.54%	.44%	.47%	.40%
Expenses net of fee waivers, if any	.54%	.54%	.44%	.47%	.40%
Expenses net of all reductions	.52%	.53%	.44%	.46%	.40%
Net investment income (loss)	1.42%	1.22%	1.02%	1.29% E	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 1,261	$ 765	$ 639	$ 872	$ 484
Portfolio turnover rate D	99%	77%	95%	148%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,251,810
Gross unrealized depreciation	(248,644)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,003,166

Tax Cost	$ 7,422,838

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 68,572
Capital loss carryforward	$ (1,118,644)
Net unrealized appreciation (depreciation)	$ 1,003,172

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (790,328)
2018	(328,316)
Total capital loss carryforward	$ (1,118,644)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 86,331	$ 62,206

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,682 and a change in net unrealized appreciation (depreciation) of $1,851 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,990,861 and $7,115,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Value	$ 11,121.18
Class K	494.05
	$ 11,615

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $227 for the period.

Other. During the period, FMR reimbursed the Fund for certain losses in the amount of $1,327.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,801. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $718, including $70 from securities loaned to FCM.

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund, include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,275 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $66.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Value	$ 74,787	$ 52,420
Class K	11,544	6,856
Total	$ 86,331	$ 59,276
From net realized gain
Value	$ -	$ 2,639
Class K	-	291
Total	$ -	$ 2,930

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Value
Shares sold	9,486	4,490	$ 829,245	$ 310,256
Reinvestment of distributions	950	833	71,165	52,550
Shares redeemed	(13,712)	(23,268)	(1,163,752)	(1,594,790)
Net increase (decrease)	(3,276)	(17,945)	$ (263,342)	$ (1,231,984)
Class K
Shares sold	5,204	4,935	$ 452,740	$ 339,901
Reinvestment of distributions	154	113	11,544	7,146
Shares redeemed	(3,005)	(4,630)	(258,777)	(318,917)
Net increase (decrease)	2,353	418	$ 205,507	$ 28,130

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Value Fund (a fund of Fidelity Capital Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 10, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity fund's valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-
present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-
present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-
present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Fund voted to pay on December 9, 2013, to shareholders of record at the opening of business on December 6, 2013, a distribution of $0.164 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.864 per share from net investment income.

The fund designates 96% and 87% of the dividends distributed on December 7, 2012 and December 27, 2012, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in July 2010 and January 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Value Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

VAL-UANN-1213
1.784783.110

Fidelity®

Value

Fund -
Class K

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	36.26%	19.27%	9.48%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Value Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Fund - Class K on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Matthew Friedman, Co-Portfolio Manager of Fidelity® Value Fund: For the year, the fund's Class K shares advanced 36.26%, outpacing the 33.45% gain of the Russell Midcap® Value Index. Our heavy emphasis on valuations led us to a relative underweighting in real estate investment trusts (REITs), where sky-high valuations were unjustifiable to us. Here, the fund did well by avoiding index components Annaly Capital Management, American Capital Agency and AvalonBay Communities. REITs slumped versus the market during the year, generally held back by investors' anticipation of a rise in interest rates, making these yield-sensitive investments less attractive. Elsewhere, our investment in auto-components manufacturer Delphi Automotive helped because the stock flourished this period along with the rebounding auto industry's demand for the firm's high-tech, fuel-efficiency-boosting products, which helped Delphi achieve consistent quarters of better-than-expected earnings. By contrast, it hurt the fund to not hold index component Micron Technology, a global manufacturer and marketer of semiconductor devices. Unfortunately for us, the stock price more than tripled during the period. Solid sales and higher gross margins appealed to investors, who were more focused on the company's profitability than its quality. Of final note, a modest cash stake in a very strong market was unconstructive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Value	.73%
Actual		$ 1,000.00	$ 1,140.50	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.53	$ 3.72
Class K	.59%
Actual		$ 1,000.00	$ 1,141.10	$ 3.18
Hypothetical A		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.0	1.6
ITC Holdings Corp.	1.6	1.0
Edison International	1.5	1.4
U.S. Bancorp	1.3	1.0
NiSource, Inc.	1.3	0.9
URS Corp.	1.3	0.9
Berkshire Hathaway, Inc. Class B	1.0	1.4
Capital One Financial Corp.	1.0	0.4
Oracle Corp.	1.0	0.5
National Fuel Gas Co.	0.9	0.0
	12.9
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.1
Consumer Discretionary	11.9	10.0
Information Technology	11.3	10.4
Industrials	10.5	12.9
Utilities	9.7	8.6
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks and Equity Futures 97.1%		Stocks and Equity Futures 96.6%
	Bonds 0.2%		Bonds 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	14.9%	** Foreign investments	16.1%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.7%
Delphi Automotive PLC	604,119	$ 34,556
Tenneco, Inc. (a)	402,186	21,344
		55,900
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	3,171,000	18,968
DeVry, Inc. (e)	402,544	14,451
H&R Block, Inc.	627,259	17,839
		51,258
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	446,710	19,843
CEC Entertainment, Inc.	198,739	9,212
		29,055
Household Durables - 0.9%
Harman International Industries, Inc.	227,388	18,423
Helen of Troy Ltd. (a)	333,220	15,568
Whirlpool Corp.	269,500	39,350
		73,341
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	2,276,145	61,365
Leisure Equipment & Products - 0.2%
Brunswick Corp.	332,068	14,986
Media - 1.7%
CBS Corp. Class B	360,960	21,347
Ipsos SA	249,665	10,530
Live Nation Entertainment, Inc. (a)	945,743	18,385
Sinclair Broadcast Group, Inc. Class A	1,274,638	40,865
Twenty-First Century Fox, Inc. Class A	658,770	22,451
UBM PLC	1,356,400	14,865
Valassis Communications, Inc.	472,251	12,921
		141,364
Multiline Retail - 1.2%
Dillard's, Inc. Class A	169,300	13,879
Kohl's Corp.	1,257,444	71,423
Macy's, Inc.	431,968	19,918
		105,220
Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A	611,463	22,918
Advance Auto Parts, Inc.	115,380	11,443
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	1,092,273	$ 16,919
Ascena Retail Group, Inc. (a)	3,348,150	66,260
AutoZone, Inc. (a)	55,100	23,951
Bed Bath & Beyond, Inc. (a)	168,660	13,041
Best Buy Co., Inc.	1,029,766	44,074
Chico's FAS, Inc.	2,962,855	50,813
Foot Locker, Inc.	664,585	23,061
Jos. A. Bank Clothiers, Inc. (a)(e)	542,858	26,046
OfficeMax, Inc.	1,878,739	28,144
Pier 1 Imports, Inc.	813,142	16,978
Rent-A-Center, Inc.	563,680	19,300
Staples, Inc.	4,384,172	70,673
		433,621
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	347,715	17,622
Gildan Activewear, Inc.	402,500	19,402
		37,024
TOTAL CONSUMER DISCRETIONARY		1,003,134
CONSUMER STAPLES - 4.1%
Beverages - 1.3%
Beam, Inc.	187,000	12,585
Coca-Cola Enterprises, Inc.	756,806	31,582
Cott Corp.	2,506,311	20,528
Molson Coors Brewing Co. Class B	569,962	30,778
Treasury Wine Estates Ltd.	2,393,633	10,633
		106,106
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	520,100	35,227
Walgreen Co.	89,614	5,309
		40,536
Food Products - 1.4%
Bunge Ltd.	668,533	54,907
Greencore Group PLC	13,500	39
Gruma S.A.B. de CV Series B (a)	1,752,213	12,009
Ingredion, Inc.	436,054	28,675
The J.M. Smucker Co.	205,631	22,868
		118,498
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	499,800	$ 14,192
Personal Products - 0.3%
Coty, Inc. Class A	1,763,148	27,117
Tobacco - 0.4%
Japan Tobacco, Inc.	488,000	17,658
Lorillard, Inc.	381,702	19,471
		37,129
TOTAL CONSUMER STAPLES		343,578
ENERGY - 7.7%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	839,659	46,064
Halliburton Co.	1,069,785	56,731
National Oilwell Varco, Inc.	438,715	35,615
Rowan Companies PLC (a)	1,459,515	52,659
		191,069
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	245,100	23,356
Atlas Pipeline Partners LP	323,100	12,459
BPZ Energy, Inc. (a)	4,446,319	8,937
Canadian Natural Resources Ltd.	527,900	16,754
Cloud Peak Energy, Inc. (a)	614,774	9,597
Energen Corp.	937,046	73,389
EQT Corp.	193,484	16,564
Marathon Petroleum Corp.	710,538	50,917
Markwest Energy Partners LP	262,400	19,491
Newfield Exploration Co. (a)	1,150,210	35,024
Noble Energy, Inc.	493,498	36,978
Northern Oil & Gas, Inc. (a)	725,291	11,917
Scorpio Tankers, Inc.	1,354,845	15,635
The Williams Companies, Inc.	898,937	32,101
Whiting Petroleum Corp. (a)	1,040,403	69,593
WPX Energy, Inc. (a)	1,193,490	26,424
		459,136
TOTAL ENERGY		650,205
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 27.5%
Capital Markets - 3.3%
AllianceBernstein Holding LP	1,060,300	$ 23,560
Ameriprise Financial, Inc.	392,355	39,447
Apollo Global Management LLC Class A	428,332	13,818
Bank of New York Mellon Corp.	87,804	2,792
Carlyle Group LP	766,188	23,691
Invesco Ltd.	1,773,996	59,872
KKR & Co. LP	1,949,478	42,791
The Blackstone Group LP	1,325,504	34,834
UBS AG	2,088,406	40,392
		281,197
Commercial Banks - 5.2%
Bank of Ireland (a)	23,490,694	8,550
Barclays PLC sponsored ADR	1,778,200	29,892
CIT Group, Inc.	1,501,740	72,324
First Citizen Bancshares, Inc.	283,093	59,940
Heritage Financial Corp., Washington	48,595	784
Itau Unibanco Holding SA sponsored ADR	4,196,677	64,671
M&T Bank Corp.	193,181	21,739
PNC Financial Services Group, Inc.	489,744	36,011
U.S. Bancorp	2,985,890	111,553
Wells Fargo & Co.	708,328	30,239
		435,703
Consumer Finance - 1.5%
Capital One Financial Corp.	1,192,148	81,865
Cash America International, Inc.	196,467	7,751
EZCORP, Inc. (non-vtg.) Class A (a)	49,600	780
SLM Corp.	1,220,767	30,971
		121,367
Diversified Financial Services - 2.3%
Bank of America Corp.	1,798,209	25,103
Berkshire Hathaway, Inc. Class B (a)	734,289	84,502
JPMorgan Chase & Co.	856,361	44,137
The NASDAQ Stock Market, Inc.	1,166,670	41,335
		195,077
Insurance - 6.8%
AFLAC, Inc.	418,846	27,217
AMBAC Financial Group, Inc. (a)	505,412	10,204
Fairfax Financial Holdings Ltd. (sub. vtg.)	173,761	75,827
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	790,840	$ 22,262
Greenlight Capital Re, Ltd. (a)	1,177,130	36,244
Intact Financial Corp.	487,700	30,418
Mercury General Corp.	433,648	20,191
MetLife, Inc.	34,036	1,610
Old Republic International Corp.	2,201,305	36,960
Primerica, Inc.	578,600	24,851
ProAssurance Corp.	552,589	25,043
Progressive Corp.	258,000	6,700
Prudential PLC	1,382,405	28,271
Reinsurance Group of America, Inc.	1,054,163	75,035
StanCorp Financial Group, Inc.	973,163	57,319
Third Point Reinsurance Ltd.	1,127,335	17,586
Torchmark Corp.	522,401	38,062
Validus Holdings Ltd.	890,082	35,140
		568,940
Real Estate Investment Trusts - 6.2%
American Realty Capital Properties, Inc. (e)	619,300	8,218
American Tower Corp.	926,604	73,526
Boston Properties, Inc.	335,074	34,680
Corporate Office Properties Trust (SBI)	520,253	12,798
Digital Realty Trust, Inc.	19,857	946
Equity Lifestyle Properties, Inc.	1,559,111	59,231
Eurobank Properties Real Estate Investment Co. (a)(f)	3,219,700	39,431
iStar Financial, Inc. (a)(e)	1,496,199	18,897
Kilroy Realty Corp.	222,891	11,849
MFA Financial, Inc.	1,188,887	8,810
NorthStar Realty Finance Corp.	3,028,519	28,256
Piedmont Office Realty Trust, Inc. Class A	1,323,400	24,456
Prologis, Inc.	1,025,785	40,980
Redwood Trust, Inc. (e)	1,183,738	20,739
Regency Centers Corp.	203,062	10,490
Ryman Hospitality Properties, Inc. (e)	356,879	13,172
Simon Property Group, Inc.	168,248	26,003
SL Green Realty Corp.	390,298	36,910
Sun Communities, Inc.	372,550	16,605
Ventas, Inc.	576,983	37,642
		523,639
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc. Class A	234,600	9,288
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	2,271,876	$ 52,776
Forest City Enterprises, Inc. Class A (a)	2,238,623	45,355
Forestar Group, Inc. (a)	168,346	3,759
Kennedy-Wilson Holdings, Inc.	3,786,748	75,887
		187,065
TOTAL FINANCIALS		2,312,988
HEALTH CARE - 8.8%
Biotechnology - 0.8%
Amgen, Inc.	251,575	29,183
Cubist Pharmaceuticals, Inc. (a)	172,001	10,664
United Therapeutics Corp. (a)	314,444	27,835
		67,682
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	2,964,200	34,651
CareFusion Corp. (a)	270,302	10,480
Hill-Rom Holdings, Inc.	499,601	20,629
Zimmer Holdings, Inc.	268,200	23,459
		89,219
Health Care Providers & Services - 3.7%
BioScrip, Inc. (a)	733,400	5,141
Cardinal Health, Inc.	910,438	53,406
CIGNA Corp.	398,825	30,702
Emeritus Corp. (a)	1,023,768	19,615
Express Scripts Holding Co. (a)	553,036	34,576
HCA Holdings, Inc.	427,648	20,159
Humana, Inc.	348,176	32,084
McKesson Corp.	182,612	28,550
Quest Diagnostics, Inc.	532,800	31,920
UnitedHealth Group, Inc.	294,500	20,103
Universal American Spin Corp.	1,544,708	11,462
Universal Health Services, Inc. Class B	325,689	26,238
		313,956
Health Care Technology - 0.2%
CompuGROUP Holding AG	546,600	14,245
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	593,273	$ 30,115
Lonza Group AG	226,379	20,234
		50,349
Pharmaceuticals - 2.4%
Actavis PLC (a)	329,029	50,861
Endo Health Solutions, Inc. (a)	392,844	17,179
Forest Laboratories, Inc. (a)	273,820	12,878
Hospira, Inc. (a)	98,700	3,999
Impax Laboratories, Inc. (a)	1,151,055	23,320
Jazz Pharmaceuticals PLC (a)	218,067	19,787
Mylan, Inc. (a)	255,696	9,683
Perrigo Co.	71,700	9,887
The Medicines Company (a)	997,918	33,849
ViroPharma, Inc. (a)	516,266	20,041
		201,484
TOTAL HEALTH CARE		736,935
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	278,228	13,850
Esterline Technologies Corp. (a)	174,077	13,954
Finmeccanica SpA (a)(e)	2,316,300	16,998
Meggitt PLC	2,097,210	19,251
Textron, Inc.	1,025,638	29,528
		93,581
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	541,883	32,372
FedEx Corp.	357,660	46,853
UTI Worldwide, Inc.	1,682,521	25,574
		104,799
Airlines - 0.2%
Southwest Airlines Co.	938,068	16,154
Commercial Services & Supplies - 1.0%
Intrum Justitia AB	802,487	21,362
Iron Mountain, Inc.	1,352,029	35,883
Tetra Tech, Inc. (a)	303,100	7,920
Waste Management, Inc.	408,682	17,794
		82,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.3%
AECOM Technology Corp. (a)	2,454,872	$ 78,016
EMCOR Group, Inc.	250,355	9,278
URS Corp.	1,920,631	104,137
		191,431
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	806,171	25,967
General Cable Corp.	767,220	25,265
		51,232
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	425,880	15,051
Machinery - 2.3%
GEA Group AG	373,986	16,274
ITT Corp.	554,725	22,039
Manitowoc Co., Inc.	1,106,668	21,536
Pentair Ltd.	151,013	10,131
Snap-On, Inc.	141,339	14,709
Stanley Black & Decker, Inc.	485,949	38,434
Terex Corp. (a)	1,388,870	48,541
Xylem, Inc.	740,100	25,533
		197,197
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,955,172	10,639
Professional Services - 0.5%
Dun & Bradstreet Corp.	218,208	23,739
FTI Consulting, Inc. (a)	449,310	18,233
		41,972
Road & Rail - 0.4%
CSX Corp.	723,103	18,844
Quality Distribution, Inc. (a)(f)	1,667,057	17,137
		35,981
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	617,347	12,526
WESCO International, Inc. (a)	369,615	31,587
		44,113
TOTAL INDUSTRIALS		885,109
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,063,058	$ 23,919
Juniper Networks, Inc. (a)	2,066,531	38,520
Plantronics, Inc.	535,765	23,006
Riverbed Technology, Inc. (a)	31,979	474
		85,919
Computers & Peripherals - 0.5%
EMC Corp.	1,420,062	34,181
Hewlett-Packard Co.	452,342	11,024
		45,205
Electronic Equipment & Components - 2.3%
Aeroflex Holding Corp. (a)	1,214,545	9,413
Arrow Electronics, Inc. (a)	666,258	31,994
Flextronics International Ltd. (a)	2,082,911	16,434
Ingram Micro, Inc. Class A (a)	933,623	21,632
Jabil Circuit, Inc.	3,118,425	65,050
TE Connectivity Ltd.	494,884	25,482
TTM Technologies, Inc. (a)	2,196,873	19,223
		189,228
IT Services - 2.4%
Amdocs Ltd.	772,873	29,717
CGI Group, Inc. Class A (sub. vtg.) (a)	210,900	7,076
Fidelity National Information Services, Inc.	688,727	33,575
Global Payments, Inc.	819,769	48,760
Sykes Enterprises, Inc. (a)	718,677	13,454
Total System Services, Inc.	1,642,727	49,003
Unisys Corp. (a)	663,238	17,476
		199,061
Office Electronics - 0.2%
Xerox Corp.	1,688,208	16,781
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	2,269,099	60,630
Intersil Corp. Class A	1,960,726	21,882
PMC-Sierra, Inc. (a)	2,629,610	15,436
Samsung Electronics Co. Ltd.	12,787	17,651
Skyworks Solutions, Inc. (a)	704,260	18,156
		133,755
Software - 3.3%
Activision Blizzard, Inc.	2,511,496	41,791
Comverse, Inc.	622,657	19,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Constellation Software, Inc.	71,300	$ 12,989
Electronic Arts, Inc. (a)	712,815	18,711
Intuit, Inc.	338,700	24,187
MicroStrategy, Inc. Class A (a)	115,000	14,029
Oracle Corp.	2,439,611	81,727
Parametric Technology Corp. (a)	922,736	25,578
Symantec Corp.	986,660	22,437
Synopsys, Inc. (a)	549,900	20,044
		281,157
TOTAL INFORMATION TECHNOLOGY		951,106
MATERIALS - 4.7%
Chemicals - 3.1%
Ashland, Inc.	511,355	47,326
Axiall Corp.	648,294	25,212
Cabot Corp.	502,781	23,435
Celanese Corp. Class A	366,542	20,530
Cytec Industries, Inc.	417,402	34,682
Eastman Chemical Co.	566,509	44,635
LyondellBasell Industries NV Class A	292,780	21,841
Methanex Corp.	369,266	21,416
RPM International, Inc.	516,075	19,982
		259,059
Containers & Packaging - 0.9%
Nampak Ltd.	4,840,992	16,010
Rock-Tenn Co. Class A	341,705	36,566
Sonoco Products Co.	592,578	24,082
		76,658
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	3,579,464	9,154
Newmont Mining Corp.	357,940	9,757
Reliance Steel & Aluminum Co.	426,887	31,287
Walter Energy, Inc. (e)	575,917	9,151
		59,349
TOTAL MATERIALS		395,066
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	106,391	$ 3,602
Frontier Communications Corp. (e)	1,900,004	8,379
		11,981
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(e)	697,157	2,398
T-Mobile U.S., Inc. (a)	197,300	5,471
		7,869
TOTAL TELECOMMUNICATION SERVICES		19,850
UTILITIES - 9.7%
Electric Utilities - 4.1%
Edison International	2,574,993	126,252
ITC Holdings Corp.	1,341,622	134,954
NextEra Energy, Inc.	447,418	37,919
Xcel Energy, Inc.	1,618,280	46,704
		345,829
Gas Utilities - 1.4%
Atmos Energy Corp.	919,538	40,708
National Fuel Gas Co.	1,092,900	78,197
		118,905
Multi-Utilities - 4.2%
Alliant Energy Corp.	708,400	36,993
Ameren Corp.	935,600	33,850
NiSource, Inc.	3,511,618	110,686
Sempra Energy	1,831,497	166,919
		348,448
TOTAL UTILITIES		813,182
TOTAL COMMON STOCKS (Cost $7,076,718)		8,111,153
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)(d)	Value (000s)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,545)	EUR	10,286	$ 15,005
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 11/29/13 to 1/2/14 (g) (Cost $3,285)		$ 3,285	3,285
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	229,603,426	229,603
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	66,957,682	66,958
TOTAL MONEY MARKET FUNDS (Cost $296,561)		296,561
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,390,109)		8,426,004
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,771)
NET ASSETS - 100%		$ 8,414,233
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
447 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 57,502	$ 1,642

The face value of futures purchased as a percentage of net assets is 0.7%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,590,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	718
Total	$ 1,002
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eurobank Properties Real Estate Investment Co.	$ -	$ 21,537	$ -	$ -	$ 39,431
Quality Distribution, Inc.	14,055	874	696	-	17,137
Ultrapetrol (Bahamas) Ltd.	4,563	1,064	1,493	-	-
Vitran Corp., Inc.	8,577	-	7,627	-	-
Total	$ 27,195	$ 23,475	$ 9,816	$ -	$ 56,568
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,003,134	$ 1,003,134	$ -	$ -
Consumer Staples	343,578	325,920	17,658	-
Energy	650,205	650,205	-	-
Financials	2,312,988	2,235,775	77,213	-
Health Care	736,935	736,935	-	-
Industrials	885,109	870,058	15,051	-
Information Technology	951,106	951,106	-	-
Materials	395,066	395,066	-	-
Telecommunication Services	19,850	19,850	-	-
Utilities	813,182	813,182	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 15,005	$ -	$ 15,005	$ -
U.S. Government and Government Agency Obligations	3,285	-	3,285	-
Money Market Funds	296,561	296,561	-	-
Total Investments in Securities:	$ 8,426,004	$ 8,297,792	$ 128,212	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,642	$ 1,642	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,642	$ -
Total Value of Derivatives	$ 1,642	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Canada	2.9%
Bermuda	2.2%
United Kingdom	1.4%
Ireland	1.1%
Switzerland	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $64,855) - See accompanying schedule: Unaffiliated issuers (cost $7,060,058)	$ 8,072,875
Fidelity Central Funds (cost $296,561)	296,561
Other affiliated issuers (cost $33,490)	56,568
Total Investments (cost $7,390,109)		$ 8,426,004
Receivable for investments sold		145,319
Receivable for fund shares sold		4,504
Dividends receivable		3,673
Interest receivable		363
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		28
Other receivables		546
Total assets		8,580,483

Liabilities
Payable for investments purchased	$ 89,216
Payable for fund shares redeemed	4,598
Accrued management fee	3,668
Payable for daily variation margin for derivative instruments	192
Other affiliated payables	1,114
Other payables and accrued expenses	504
Collateral on securities loaned, at value	66,958
Total liabilities		166,250

Net Assets		$ 8,414,233
Net Assets consist of:
Paid in capital		$ 8,461,542
Undistributed net investment income		55,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,140,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,037,543
Net Assets		$ 8,414,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Value: Net Asset Value, offering price and redemption price per share ($7,153,359 ÷ 71,864 shares)	$ 99.54

Class K: Net Asset Value, offering price and redemption price per share ($1,260,874 ÷ 12,647 shares)	$ 99.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 140,707
Interest		1,063
Income from Fidelity Central Funds		1,002
Total income		142,772

Expenses
Management fee Basic fee	$ 40,589
Performance adjustment	(6,285)
Transfer agent fees	11,615
Accounting and security lending fees	1,190
Custodian fees and expenses	280
Independent trustees' compensation	42
Registration fees	134
Audit	84
Legal	21
Miscellaneous	61
Total expenses before reductions	47,731
Expense reductions	(1,341)	46,390
Net investment income (loss)		96,382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,049,225
Other affiliated issuers	(5,985)
Foreign currency transactions	(559)
Futures contracts	7,682
Total net realized gain (loss)		1,050,363
Change in net unrealized appreciation (depreciation) on: Investment securities	1,074,196
Assets and liabilities in foreign currencies	3
Futures contracts	1,851
Total change in net unrealized appreciation (depreciation)		1,076,050
Net gain (loss)		2,126,413
Net increase (decrease) in net assets resulting from operations		$ 2,222,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,382	$ 69,971
Net realized gain (loss)	1,050,363	264,518
Change in net unrealized appreciation (depreciation)	1,076,050	622,194
Net increase (decrease) in net assets resulting from operations	2,222,795	956,683
Distributions to shareholders from net investment income	(86,331)	(59,276)
Distributions to shareholders from net realized gain	-	(2,930)
Total distributions	(86,331)	(62,206)
Share transactions - net increase (decrease)	(57,835)	(1,203,854)
Total increase (decrease) in net assets	2,078,629	(309,377)

Net Assets
Beginning of period	6,335,604	6,644,981
End of period (including undistributed net investment income of $55,327 and undistributed net investment income of $44,796, respectively)	$ 8,414,233	$ 6,335,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Income from Investment Operations
Net investment income (loss) B	1.13	.74	.59	.66 E	.59
Net realized and unrealized gain (loss)	25.28	9.48	.75	12.09	7.69
Total from investment operations	26.41	10.22	1.34	12.75	8.28
Distributions from net investment income	(1.01)	(.58)	(.88)	(.48)	(.24)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(1.01)	(.61)	(.90)	(.48)	(.24)
Net asset value, end of period	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82
Total Return A	36.07%	15.99%	2.05%	24.74%	19.12%
Ratios to Average Net Assets C, F
Expenses before reductions	.67%	.68%	.60%	.64%	.64%
Expenses net of fee waivers, if any	.67%	.68%	.60%	.64%	.64%
Expenses net of all reductions	.65%	.68%	.59%	.63%	.64%
Net investment income (loss)	1.30%	1.07%	.87%	1.12% E	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,153	$ 5,571	$ 6,006	$ 7,276	$ 7,278
Portfolio turnover rate D	99%	77%	95%	148%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Income from Investment Operations
Net investment income (loss) B	1.25	.85	.70	.76 E	.72
Net realized and unrealized gain (loss)	25.30	9.47	.74	12.12	7.67
Total from investment operations	26.55	10.32	1.44	12.88	8.39
Distributions from net investment income	(1.12)	(.68)	(1.00)	(.60)	(.25)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(1.12)	(.71)	(1.02)	(.60)	(.25)
Net asset value, end of period	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96
Total Return A	36.26%	16.16%	2.20%	24.96%	19.39%
Ratios to Average Net Assets C, F
Expenses before reductions	.54%	.54%	.44%	.47%	.40%
Expenses net of fee waivers, if any	.54%	.54%	.44%	.47%	.40%
Expenses net of all reductions	.52%	.53%	.44%	.46%	.40%
Net investment income (loss)	1.42%	1.22%	1.02%	1.29% E	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 1,261	$ 765	$ 639	$ 872	$ 484
Portfolio turnover rate D	99%	77%	95%	148%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,251,810
Gross unrealized depreciation	(248,644)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,003,166

Tax Cost	$ 7,422,838

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 68,572
Capital loss carryforward	$ (1,118,644)
Net unrealized appreciation (depreciation)	$ 1,003,172

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (790,328)
2018	(328,316)
Total capital loss carryforward	$ (1,118,644)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 86,331	$ 62,206

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,682 and a change in net unrealized appreciation (depreciation) of $1,851 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,990,861 and $7,115,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Value	$ 11,121.18
Class K	494.05
	$ 11,615

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $227 for the period.

Other. During the period, FMR reimbursed the Fund for certain losses in the amount of $1,327.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,801. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $718, including $70 from securities loaned to FCM.

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund, include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,275 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $66.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Value	$ 74,787	$ 52,420
Class K	11,544	6,856
Total	$ 86,331	$ 59,276
From net realized gain
Value	$ -	$ 2,639
Class K	-	291
Total	$ -	$ 2,930

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Value
Shares sold	9,486	4,490	$ 829,245	$ 310,256
Reinvestment of distributions	950	833	71,165	52,550
Shares redeemed	(13,712)	(23,268)	(1,163,752)	(1,594,790)
Net increase (decrease)	(3,276)	(17,945)	$ (263,342)	$ (1,231,984)
Class K
Shares sold	5,204	4,935	$ 452,740	$ 339,901
Reinvestment of distributions	154	113	11,544	7,146
Shares redeemed	(3,005)	(4,630)	(258,777)	(318,917)
Net increase (decrease)	2,353	418	$ 205,507	$ 28,130

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Value Fund (a fund of Fidelity Capital Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 10, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity fund's valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-
2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-
present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-
present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Fund voted to pay, to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/9/13	12/6/13	$0.983	$0.164

Class K designates 85% and 87% of the dividends distributed on December 7, 2012 and December 27, 2012, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in July 2010 and January 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Value Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

VAL-K-UANN-1213
1.863246.105

Fidelity®

Focused Stock

Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Focused Stock Fund	32.25%	16.38%	10.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Focused Stock Fund on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Stephen DuFour, Portfolio Manager of Fidelity® Focused Stock Fund: For the year, the fund returned 32.25%, beating the S&P 500®. The fund's focus on 40 to 60 reasonably valued stocks with earnings growing faster than the market was rewarded, as these types of securities led the market rally. Stock picks were especially strong in the energy, information technology and health care sectors. Top individual contributors included natural gas exploration & production company Pioneer Natural Resources, which benefited from expanding its oil production as oil prices rose. In tech, largely avoiding industry leader Apple was the right decision. As Apple's earnings stopped growing faster than the market, I eliminated the position from the portfolio. In health care, I focused on biotechnology stocks with exciting drugs in the pipeline and favorable earnings-growth prospects. Winners included Gilead Sciences, whose stock soared as the company neared approval for its new hepatitis C treatment. By contrast, stock picks in consumer discretionary detracted, largely due to an overweighting in apparel company PVH, which owns the Calvin Klein and Tommy Hilfiger brands. A drop in consumers' disposable income and a delay in integrating a recent acquisition pressured the stock. A small cash position in an exceptionally strong market also hurt versus the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.89%	$ 1,000.00	$ 1,157.70	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A	4.8	4.3
McGraw-Hill Companies, Inc.	4.5	0.0
Cabot Oil & Gas Corp.	4.5	4.6
Cummins, Inc.	4.3	0.0
Bank of America Corp.	4.2	2.9
Pioneer Natural Resources Co.	3.9	2.1
Google, Inc. Class A	3.8	5.0
Gilead Sciences, Inc.	3.7	2.3
Eastman Chemical Co.	3.2	4.5
Actavis PLC	3.1	0.0
	40.0
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	17.9
Health Care	17.1	18.3
Financials	16.8	16.2
Energy	13.2	8.9
Consumer Discretionary	10.6	13.6
Asset Allocation (% of fund's net assets)
As of October 31, 2013 *		As of April 30, 2013 **
	Stocks 99.1%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	6.6%	** Foreign investments	8.4%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Internet & Catalog Retail - 4.5%
Amazon.com, Inc. (a)	54,000	$ 19,657,620
Netflix, Inc. (a)	69,000	22,251,120
priceline.com, Inc. (a)	27,000	28,453,410
		70,362,150
Media - 2.7%
CBS Corp. Class B	400,000	23,656,000
Twenty-First Century Fox, Inc. Class A	540,000	18,403,200
		42,059,200
Specialty Retail - 2.4%
TJX Companies, Inc.	630,700	38,340,253
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	127,500	15,882,675
TOTAL CONSUMER DISCRETIONARY		166,644,278
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Kroger Co.	873,300	37,412,172
ENERGY - 13.2%
Oil, Gas & Consumable Fuels - 13.2%
Cabot Oil & Gas Corp.	1,980,000	69,933,600
EOG Resources, Inc.	166,000	29,614,400
EQT Corp.	336,700	28,824,887
Noble Energy, Inc.	237,542	17,799,022
Pioneer Natural Resources Co.	298,900	61,208,742
		207,380,651
FINANCIALS - 16.8%
Capital Markets - 5.3%
Ameriprise Financial, Inc.	364,000	36,596,560
Morgan Stanley	748,500	21,504,405
The Blackstone Group LP	942,000	24,755,760
		82,856,725
Diversified Financial Services - 9.9%
Bank of America Corp.	4,774,800	66,656,208
Citigroup, Inc.	394,600	19,248,588
McGraw-Hill Companies, Inc.	1,004,000	69,958,720
		155,863,516
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.6%
American International Group, Inc.	504,000	$ 26,031,600
TOTAL FINANCIALS		264,751,841
HEALTH CARE - 17.1%
Biotechnology - 7.4%
Alexion Pharmaceuticals, Inc. (a)	92,000	11,311,400
Biogen Idec, Inc. (a)	125,700	30,694,683
Gilead Sciences, Inc. (a)	821,600	58,325,384
Intercept Pharmaceuticals, Inc.	146,900	7,967,856
Pharmacyclics, Inc. (a)	436	51,727
Regeneron Pharmaceuticals, Inc. (a)	28,526	8,204,078
		116,555,128
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	638,000	7,458,220
The Cooper Companies, Inc.	242,900	31,385,109
Trinity Biotech PLC sponsored ADR	275,144	6,878,600
		45,721,929
Health Care Providers & Services - 0.7%
McKesson Corp.	70,000	10,943,800
Life Sciences Tools & Services - 2.6%
Illumina, Inc. (a)	433,220	40,510,402
Pharmaceuticals - 3.5%
Actavis PLC (a)	318,040	49,162,623
Bristol-Myers Squibb Co.	100,000	5,252,000
		54,414,623
TOTAL HEALTH CARE		268,145,882
INDUSTRIALS - 10.0%
Air Freight & Logistics - 2.7%
FedEx Corp.	319,000	41,789,000
Electrical Equipment - 1.2%
Eaton Corp. PLC	270,448	19,082,811
Machinery - 4.3%
Cummins, Inc.	535,800	68,057,316
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.8%
Norfolk Southern Corp.	331,000	$ 28,472,620
TOTAL INDUSTRIALS		157,401,747
INFORMATION TECHNOLOGY - 23.5%
Internet Software & Services - 7.3%
58.com, Inc. ADR	3,900	94,068
Baidu.com, Inc. sponsored ADR (a)	42,000	6,757,800
Criteo SA sponsored ADR	1,743	61,545
Facebook, Inc. Class A (a)	231,000	11,610,060
Google, Inc. Class A (a)	57,400	59,155,292
Web.com Group, Inc. (a)	401,400	10,817,730
Yahoo!, Inc. (a)	786,000	25,882,980
		114,379,475
IT Services - 7.8%
MasterCard, Inc. Class A	104,200	74,721,820
Visa, Inc. Class A	244,000	47,987,480
		122,709,300
Semiconductors & Semiconductor Equipment - 1.5%
Avago Technologies Ltd.	534,000	24,259,620
Software - 6.9%
Adobe Systems, Inc. (a)	538,000	29,159,600
Guidewire Software, Inc. (a)	109,000	5,528,480
salesforce.com, Inc. (a)	244,200	13,030,512
ServiceNow, Inc. (a)	468,300	25,573,863
Workday, Inc. Class A	474,700	35,540,789
		108,833,244
TOTAL INFORMATION TECHNOLOGY		370,181,639
MATERIALS - 5.5%
Chemicals - 5.5%
Eastman Chemical Co.	628,711	49,536,140
Ecolab, Inc.	346,000	36,676,000
		86,212,140
TOTAL COMMON STOCKS (Cost $1,334,696,686)		1,558,130,350
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b) (Cost $15,796,277)	15,796,277	$ 15,796,277
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,350,492,963)		1,573,926,627
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,042,190)
NET ASSETS - 100%		$ 1,571,884,437
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,504
Fidelity Securities Lending Cash Central Fund	44,010
Total	$ 73,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,334,696,686)	$ 1,558,130,350
Fidelity Central Funds (cost $15,796,277)	15,796,277
Total Investments (cost $1,350,492,963)		$ 1,573,926,627
Receivable for investments sold		85,930,171
Receivable for fund shares sold		3,943,751
Dividends receivable		656,003
Distributions receivable from Fidelity Central Funds		15,893
Prepaid expenses		4,955
Other receivables		14,987
Total assets		1,664,492,387

Liabilities
Payable for investments purchased	$ 89,655,557
Payable for fund shares redeemed	1,851,903
Accrued management fee	782,811
Other affiliated payables	268,187
Other payables and accrued expenses	49,492
Total liabilities		92,607,950

Net Assets		$ 1,571,884,437
Net Assets consist of:
Paid in capital		$ 1,260,556,065
Accumulated net investment loss		(2,048,375)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,943,044
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		223,433,703
Net Assets, for 80,193,382 shares outstanding		$ 1,571,884,437
Net Asset Value, offering price and redemption price per share ($1,571,884,437 ÷ 80,193,382 shares)		$ 19.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 7,779,866
Interest		2
Income from Fidelity Central Funds		73,514
Total income		7,853,382

Expenses
Management fee Basic fee	$ 5,367,640
Performance adjustment	862,916
Transfer agent fees	2,104,871
Accounting and security lending fees	324,253
Custodian fees and expenses	55,011
Independent trustees' compensation	4,928
Registration fees	121,071
Audit	41,853
Legal	1,817
Miscellaneous	5,527
Total expenses before reductions	8,889,887
Expense reductions	(150,345)	8,739,542
Net investment income (loss)		(886,160)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,675,894
Foreign currency transactions	(5,966)
Total net realized gain (loss)		99,669,928
Change in net unrealized appreciation (depreciation) on: Investment securities	174,096,803
Assets and liabilities in foreign currencies	(177)
Total change in net unrealized appreciation (depreciation)		174,096,626
Net gain (loss)		273,766,554
Net increase (decrease) in net assets resulting from operations		$ 272,880,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (886,160)	$ 1,371,450
Net realized gain (loss)	99,669,928	59,772,683
Change in net unrealized appreciation (depreciation)	174,096,626	(2,335,220)
Net increase (decrease) in net assets resulting from operations	272,880,394	58,808,913
Distributions to shareholders from net investment income	(1,100,345)	(745,356)
Distributions to shareholders from net realized gain	(29,974,892)	-
Total distributions	(31,075,237)	(745,356)
Share transactions Proceeds from sales of shares	1,139,086,669	203,651,987
Reinvestment of distributions	29,373,522	711,323
Cost of shares redeemed	(386,364,853)	(332,168,331)
Net increase (decrease) in net assets resulting from share transactions	782,095,338	(127,805,021)
Total increase (decrease) in net assets	1,023,900,495	(69,741,464)

Net Assets
Beginning of period	547,983,942	617,725,406
End of period (including accumulated net investment loss of $2,048,375 and undistributed net investment income of $624,418, respectively)	$ 1,571,884,437	$ 547,983,942
Other Information Shares
Sold	65,985,518	13,682,045
Issued in reinvestment of distributions	1,958,235	51,959
Redeemed	(22,810,375)	(22,905,622)
Net increase (decrease)	45,133,378	(9,171,618)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.97	$ 12.39	$ 10.17	$ 9.82
Income from Investment Operations
Net investment income (loss) B	(.02)	.04	- F	(.03)	.06
Net realized and unrealized gain (loss)	4.81	1.64	1.58	2.31	.36
Total from investment operations	4.79	1.68	1.58	2.28	.42
Distributions from net investment income	(.03)	(.02)	-	(.06)	(.07)
Distributions from net realized gain	(.79)	-	-	-	-
Total distributions	(.82)	(.02)	-	(.06)	(.07)
Net asset value, end of period	$ 19.60	$ 15.63	$ 13.97	$ 12.39	$ 10.17
Total Return A	32.25%	12.03%	12.75%	22.44%	4.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.91%	.93%	.93%	1.11%	1.09%
Expenses net of fee waivers, if any	.91%	.93%	.93%	1.00%	1.00%
Expenses net of all reductions	.89%	.92%	.92%	1.00%	.99%
Net investment income (loss)	(.09)%	.26%	.03%	(.26)%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,571,884	$ 547,984	$ 617,725	$ 147,669	$ 122,780
Portfolio turnover rate D	200%	279%	277%	275%	363%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 228,645,633
Gross unrealized depreciation	(7,778,860)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,866,773

Tax Cost	$ 1,353,059,854

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 50,169,694
Undistributed long-term capital gain	$ 42,340,240
Net unrealized appreciation (depreciation)	$ 220,866,812

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 3,490,748	$ 745,356
Long-term Capital Gains	27,584,489	-
Total	$ 31,075,237	$ 745,356

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,677,157,833 and $1,918,196,819, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $49,620 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,831 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $44,010. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount to the Fund in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $139,891 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $105.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,349.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Focused Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused Stock Fund (a fund of Fidelity Capital Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 6, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused Fund voted to pay on December 09, 2013, to shareholders of record at the opening of business on December 06, 2013, a distribution of $1.134 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $42,360,126 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Focused Stock Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Focused Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TQG-UANN-1213
1.784778.110

Fidelity®

Stock Selector Small Cap
Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Stock Selector Small Cap Fund	31.20%	18.18%	8.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Stock Selector Small Cap Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Richard Thompson, who became Lead Portfolio Manager of Fidelity® Stock Selector Small Cap Fund on January 1, 2013, and Anmol Mehra, one of the fund's Co-Portfolio Managers: For the year, the fund's Retail Class shares gained 31.20%, lagging the 36.28% advance of the Russell 2000® Index. Despite the relative underperformance this period, we remain confident that the diversified nature of the fund's multi-manager approach and its emphasis on security selection with sector neutrality can support our goal of delivering consistent risk-adjusted returns over the long term. Versus the index, our largest individual detractor was a non-index stake in voice-activation software firm Nuance Communications, whose stock plummeted on weak financial results. It also was a miss to overweight chain boutique operator Francesca's Holdings, whose share price plunged in September on poor second-quarter financial results and lowered guidance, and to own a non-index stake in ARIAD Pharmaceuticals, whose lead leukemia drug was unexpectedly halted in clinical trials due to safety concerns. The fund's average cash stake of roughly 3% took a big toll amid a strong market. On the plus side, specialty furniture and electronics retailer Conn's helped the most, as the firm's stock climbed on robust sales and upbeat earnings guidance. We also found success with oil & gas exploration & production firm PDC Energy, whose stock gained on solid production from its Wattenberg and Utica wells.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,138.00	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.46%
Actual		$ 1,000.00	$ 1,136.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class B	1.94%
Actual		$ 1,000.00	$ 1,133.40	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.94%
Actual		$ 1,000.00	$ 1,133.80	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Stock Selector Small Cap	.87%
Actual		$ 1,000.00	$ 1,139.60	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,139.80	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
PacWest Bancorp	1.3	1.1
Euronet Worldwide, Inc.	1.2	1.0
Waddell & Reed Financial, Inc. Class A	1.2	0.9
Aruba Networks, Inc.	1.2	0.0
Allied World Assurance Co. Holdings Ltd.	1.1	1.0
DXP Enterprises, Inc.	1.1	0.0
Stone Energy Corp.	1.1	0.7
Rosetta Resources, Inc.	1.1	0.9
Banner Bank	1.0	0.4
MB Financial, Inc.	1.0	0.9
	11.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	22.6
Information Technology	17.3	15.8
Industrials	15.8	14.6
Consumer Discretionary	13.1	14.2
Health Care	11.2	12.2
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks and Equity Futures 97.7%		Stocks and Equity Futures 97.2%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	7.7%	** Foreign investments	6.4%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.5%
Dorman Products, Inc.	165,251	$ 8,033
Gentherm, Inc. (a)	241,567	5,641
Tenneco, Inc. (a)	195,584	10,380
		24,054
Hotels, Restaurants & Leisure - 2.0%
Chuys Holdings, Inc. (a)	125,137	4,705
Del Frisco's Restaurant Group, Inc. (a)	321,463	5,818
Interval Leisure Group, Inc.	460,070	11,166
Life Time Fitness, Inc. (a)	216,249	9,822
		31,511
Household Durables - 0.5%
KB Home (d)	463,608	7,867
Internet & Catalog Retail - 0.6%
HSN, Inc.	172,593	9,044
Leisure Equipment & Products - 0.7%
Brunswick Corp.	247,610	11,175
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	261,000	8,047
Nexstar Broadcasting Group, Inc. Class A	222,425	9,873
		17,920
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	477,375	9,447
Conn's, Inc. (a)(d)	211,827	12,803
Francesca's Holdings Corp. (a)(d)	643,165	11,571
GameStop Corp. Class A	182,574	10,009
Genesco, Inc. (a)	182,375	12,422
Rent-A-Center, Inc.	288,481	9,878
The Men's Wearhouse, Inc.	49,400	2,090
		68,220
Textiles, Apparel & Luxury Goods - 2.2%
Fifth & Pacific Companies, Inc. (a)	504,292	13,359
Hanesbrands, Inc.	110,002	7,493
Steven Madden Ltd. (a)	353,159	12,954
		33,806
TOTAL CONSUMER DISCRETIONARY		203,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Cott Corp.	683,028	$ 5,594
Food & Staples Retailing - 1.3%
Fresh Market, Inc. (a)	83,325	4,242
Susser Holdings Corp. (a)	154,730	8,485
United Natural Foods, Inc. (a)	113,390	8,102
		20,829
Food Products - 1.9%
Cal-Maine Foods, Inc.	56,390	2,861
Calavo Growers, Inc.	178,241	5,292
Fresh Del Monte Produce, Inc.	309,087	8,219
J&J Snack Foods Corp.	66,250	5,669
WhiteWave Foods Co.	368,800	7,380
		29,421
TOTAL CONSUMER STAPLES		55,844
ENERGY - 6.2%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	140,600	7,470
Total Energy Services, Inc.	391,900	6,939
		14,409
Oil, Gas & Consumable Fuels - 5.3%
Atlas Pipeline Partners LP	243,727	9,398
Cloud Peak Energy, Inc. (a)	411,700	6,427
Energen Corp.	42,862	3,357
Genesis Energy LP	83,904	4,276
PDC Energy, Inc. (a)	210,684	14,286
Rosetta Resources, Inc. (a)	277,258	16,619
Stone Energy Corp. (a)	481,488	16,785
Targa Resources Corp.	142,200	11,029
		82,177
TOTAL ENERGY		96,586
FINANCIALS - 22.2%
Capital Markets - 1.7%
AURELIUS AG	246,645	8,419
Waddell & Reed Financial, Inc. Class A	301,459	18,615
		27,034
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 9.0%
Associated Banc-Corp.	906,523	$ 14,740
Bank of the Ozarks, Inc.	246,818	12,213
Banner Bank	416,856	15,949
BBCN Bancorp, Inc.	839,086	12,444
Cathay General Bancorp	435,545	10,727
City National Corp.	212,313	15,310
East West Bancorp, Inc.	361,288	12,172
MB Financial, Inc.	534,421	15,872
National Penn Bancshares, Inc.	949,798	9,849
PacWest Bancorp (d)	531,375	20,212
		139,488
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	166,429	18,023
Amerisafe, Inc.	349,886	13,471
Aspen Insurance Holdings Ltd.	307,210	11,984
Primerica, Inc.	225,969	9,705
		53,183
Real Estate Investment Trusts - 6.9%
Cousins Properties, Inc.	1,153,180	13,066
DuPont Fabros Technology, Inc. (d)	169,444	4,211
First Industrial Realty Trust, Inc.	711,208	12,852
Glimcher Realty Trust	783,940	8,035
Home Properties, Inc.	159,365	9,611
Kite Realty Group Trust	1,608,319	10,293
National Retail Properties, Inc. (d)	290,859	10,006
Parkway Properties, Inc.	649,526	11,763
Pennsylvania Real Estate Investment Trust (SBI)	736,698	13,356
Ramco-Gershenson Properties Trust (SBI)	842,850	13,705
		106,898
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	392,130	8,933
WSFS Financial Corp.	139,114	9,739
		18,672
TOTAL FINANCIALS		345,275
HEALTH CARE - 11.2%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)	192,772	4,382
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Agios Pharmaceuticals, Inc. (d)	18,600	$ 431
Agios Pharmaceuticals, Inc.	119,733	2,496
ARIAD Pharmaceuticals, Inc. (a)	818,243	1,800
BioMarin Pharmaceutical, Inc. (a)	46,356	2,912
Bluebird Bio, Inc. (d)	35,100	746
Celldex Therapeutics, Inc. (a)	186,251	4,267
Cubist Pharmaceuticals, Inc. (a)	55,627	3,449
Curis, Inc. (a)	501,243	2,000
Discovery Laboratories, Inc. (a)(d)	1,557,613	3,209
Dyax Corp. (a)	561,085	4,612
Hyperion Therapeutics, Inc. (a)	107,634	2,156
Insmed, Inc. (a)	229,872	3,273
Intercept Pharmaceuticals, Inc.	64,003	3,472
InterMune, Inc. (a)	226,047	3,185
Isis Pharmaceuticals, Inc. (a)	209,928	6,984
Medivation, Inc. (a)	61,086	3,657
MEI Pharma, Inc. (a)(d)	368,228	2,953
Mirati Therapeutics, Inc. (a)(d)	112,100	1,889
Neurocrine Biosciences, Inc. (a)	361,960	3,417
Novavax, Inc. (a)	1,302,130	4,037
PTC Therapeutics, Inc. (a)(d)	152,686	2,747
Synageva BioPharma Corp. (a)	75,784	3,850
Theravance, Inc. (a)	83,451	3,058
XOMA Corp. (a)	858,950	3,874
		78,856
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	74,773	4,267
Cerus Corp. (a)(d)	1,242,438	7,840
ICU Medical, Inc. (a)	54,412	3,363
Insulet Corp. (a)	135,381	5,283
Invacare Corp.	36,364	781
Steris Corp.	178,603	8,071
Teleflex, Inc.	44,318	4,085
Thoratec Corp. (a)	39,800	1,719
		35,409
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	99,620	4,320
BioScrip, Inc. (a)	505,184	3,541
MEDNAX, Inc. (a)	43,655	4,759
Molina Healthcare, Inc. (a)	191,114	6,047
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Surgical Care Affiliates, Inc.	91,300	$ 2,397
Team Health Holdings, Inc. (a)	196,299	8,527
Tenet Healthcare Corp. (a)	99,576	4,699
		34,290
Health Care Technology - 0.5%
HMS Holdings Corp. (a)	85,672	1,810
Medidata Solutions, Inc. (a)	57,198	6,310
		8,120
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	376,296	7,695
Pharmaceuticals - 0.6%
Biodelivery Sciences International, Inc. (a)(d)	556,414	2,921
ViroPharma, Inc. (a)	188,466	7,316
		10,237
TOTAL HEALTH CARE		174,607
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.4%
AAR Corp.	287,088	8,406
Teledyne Technologies, Inc. (a)	151,257	13,435
		21,841
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	256,420	9,418
UTI Worldwide, Inc.	312,300	4,747
		14,165
Building Products - 0.5%
Ply Gem Holdings, Inc.	504,130	7,512
Commercial Services & Supplies - 2.1%
Tetra Tech, Inc. (a)	309,432	8,085
United Stationers, Inc.	303,984	13,509
West Corp.	472,525	10,405
		31,999
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV	138,951	10,295
MasTec, Inc. (a)	206,543	6,603
URS Corp.	170,360	9,237
		26,135
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.0%
General Cable Corp.	353,390	$ 11,637
SolarCity Corp. (d)	72,700	3,873
		15,510
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	123,100	8,947
Machinery - 2.5%
Actuant Corp. Class A	297,721	11,182
Navistar International Corp. (a)(d)	282,125	10,202
TriMas Corp. (a)	258,509	9,787
Wabtec Corp.	108,316	7,061
		38,232
Marine - 0.2%
DryShips, Inc. (a)(d)	1,435,497	3,948
Professional Services - 1.8%
Dun & Bradstreet Corp.	102,094	11,107
Huron Consulting Group, Inc. (a)	53,995	3,162
Stantec, Inc.	232,800	13,834
		28,103
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	190,358	9,006
DXP Enterprises, Inc. (a)	189,750	17,438
Kaman Corp.	209,000	7,771
Titan Machinery, Inc. (a)(d)	220,922	3,897
Watsco, Inc.	113,694	10,834
		48,946
TOTAL INDUSTRIALS		245,338
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	975,528	18,301
Finisar Corp. (a)	87,501	2,013
Ixia (a)	448,446	6,359
Polycom, Inc. (a)	551,971	5,740
Radware Ltd. (a)	384,866	5,761
Riverbed Technology, Inc. (a)	375,766	5,569
		43,743
Computers & Peripherals - 2.6%
Cray, Inc. (a)	240,993	5,389
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Datalink Corp. (a)	501,075	$ 5,146
Electronics for Imaging, Inc. (a)	173,439	5,951
Quantum Corp. (a)	5,049,141	6,261
Silicon Graphics International Corp. (a)	610,057	7,790
Super Micro Computer, Inc. (a)	744,655	10,366
		40,903
Electronic Equipment & Components - 0.5%
Neonode, Inc. (a)	466,097	2,522
TTM Technologies, Inc. (a)	597,407	5,227
		7,749
Internet Software & Services - 3.3%
Bankrate, Inc. (a)	482,634	8,128
Demand Media, Inc. (a)	442,377	2,115
Digital River, Inc. (a)	197,586	3,525
EarthLink, Inc.	755,305	3,822
LivePerson, Inc. (a)	611,285	5,709
Move, Inc. (a)	385,377	6,540
Points International Ltd. (a)	309,611	6,582
Rackspace Hosting, Inc. (a)	136,783	7,007
Unwired Planet, Inc.	714,321	1,157
Web.com Group, Inc. (a)	215,495	5,808
		50,393
IT Services - 4.3%
EPAM Systems, Inc. (a)	155,200	5,815
Euronet Worldwide, Inc. (a)	439,202	19,061
ExlService Holdings, Inc. (a)	344,238	9,952
Heartland Payment Systems, Inc. (d)	161,580	6,536
InterXion Holding N.V. (a)	400,019	8,984
Sapient Corp. (a)	616,299	9,744
ServiceSource International, Inc. (a)	626,124	6,775
		66,867
Semiconductors & Semiconductor Equipment - 1.2%
Atmel Corp. (a)	498,003	3,625
Monolithic Power Systems, Inc.	138,023	4,395
Skyworks Solutions, Inc. (a)	407,442	10,504
		18,524
Software - 2.6%
Ellie Mae, Inc. (a)	113,874	3,291
Nuance Communications, Inc. (a)	442,797	6,890
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	298,322	$ 8,269
Rovi Corp. (a)	361,341	6,056
SS&C Technologies Holdings, Inc. (a)	160,987	6,327
Synchronoss Technologies, Inc. (a)	281,686	9,752
		40,585
TOTAL INFORMATION TECHNOLOGY		268,764
MATERIALS - 4.9%
Chemicals - 2.5%
Axiall Corp.	306,493	11,920
Cabot Corp.	244,606	11,401
Kronos Worldwide, Inc. (d)	487,365	7,559
PolyOne Corp.	300,199	9,096
		39,976
Construction Materials - 0.4%
Eagle Materials, Inc.	81,034	6,078
Containers & Packaging - 0.3%
Silgan Holdings, Inc.	100,183	4,515
Metals & Mining - 1.7%
Carpenter Technology Corp.	127,886	7,587
Royal Gold, Inc.	39,647	1,905
Walter Energy, Inc. (d)	301,250	4,787
Worthington Industries, Inc.	303,998	12,324
		26,603
TOTAL MATERIALS		77,172
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	2,829,372	6,790
UTILITIES - 2.6%
Electric Utilities - 2.2%
Allete, Inc.	114,279	5,775
Cleco Corp.	183,300	8,494
El Paso Electric Co.	142,120	4,998
PNM Resources, Inc.	308,969	7,391
Portland General Electric Co.	245,818	7,055
		33,713
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.4%
Atmos Energy Corp.	148,248	$ 6,563
TOTAL UTILITIES		40,276
TOTAL COMMON STOCKS (Cost $1,269,420)		1,514,249
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 11/7/13 to 1/2/14 (e) (Cost $610)	$ 610	610
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	60,158,870	60,159
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	77,626,425	77,626
TOTAL MONEY MARKET FUNDS (Cost $137,785)		137,785
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,407,815)		1,652,644
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(96,115)
NET ASSETS - 100%		$ 1,556,529
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
51 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	$ 5,599	$ 131
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $355,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	585
Total	$ 643
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 203,597	$ 203,597	$ -	$ -
Consumer Staples	55,844	55,844	-	-
Energy	96,586	96,586	-	-
Financials	345,275	345,275	-	-
Health Care	174,607	172,111	2,496	-
Industrials	245,338	245,338	-	-
Information Technology	268,764	268,764	-	-
Materials	77,172	77,172	-	-
Telecommunication Services	6,790	6,790	-	-
Utilities	40,276	40,276	-	-
U.S. Government and Government Agency Obligations	610	-	610	-
Money Market Funds	137,785	137,785	-	-
Total Investments in Securities:	$ 1,652,644	$ 1,649,538	$ 3,106	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 131	$ 131	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 131	$ -
Total Value of Derivatives	$ 131	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $74,465) - See accompanying schedule: Unaffiliated issuers (cost $1,270,030)	$ 1,514,859
Fidelity Central Funds (cost $137,785)	137,785
Total Investments (cost $1,407,815)		$ 1,652,644
Receivable for investments sold		24,723
Receivable for fund shares sold		903
Dividends receivable		592
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		5
Other receivables		24
Total assets		1,678,920

Liabilities
Payable to custodian bank	$ 448
Payable for investments purchased	42,318
Payable for fund shares redeemed	875
Accrued management fee	677
Distribution and service plan fees payable	5
Payable for daily variation margin for derivative instruments	44
Other affiliated payables	328
Other payables and accrued expenses	70
Collateral on securities loaned, at value	77,626
Total liabilities		122,391

Net Assets		$ 1,556,529
Net Assets consist of:
Paid in capital		$ 1,238,436
Distributions in excess of net investment income		(2,095)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,226
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		244,962
Net Assets		$ 1,556,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,885 ÷ 311.38 shares)	$ 25.32

Maximum offering price per share (100/94.25 of $25.32)	$ 26.86
Class T: Net Asset Value and redemption price per share ($1,880 ÷ 75.28 shares)	$ 24.97

Maximum offering price per share (100/96.50 of $24.97)	$ 25.88
Class B: Net Asset Value and offering price per share ($307 ÷ 12.59 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($3,252 ÷ 133.74 shares)A	$ 24.32

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,487,345 ÷ 58,012.94 shares)	$ 25.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,860 ÷ 2,174.70 shares)	$ 25.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 15,219
Income from Fidelity Central Funds		643
Total income		15,862

Expenses
Management fee Basic fee	$ 8,616
Performance adjustment	628
Transfer agent fees	3,407
Distribution and service plan fees	47
Accounting and security lending fees	456
Custodian fees and expenses	71
Independent trustees' compensation	8
Registration fees	90
Audit	56
Legal	5
Miscellaneous	12
Total expenses before reductions	13,396
Expense reductions	(322)	13,074
Net investment income (loss)		2,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,496
Foreign currency transactions	7
Futures contracts	1,439
Total net realized gain (loss)		154,942
Change in net unrealized appreciation (depreciation) on: Investment securities	225,480
Assets and liabilities in foreign currencies	2
Futures contracts	131
Total change in net unrealized appreciation (depreciation)		225,613
Net gain (loss)		380,555
Net increase (decrease) in net assets resulting from operations		$ 383,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,788	$ 3,050
Net realized gain (loss)	154,942	190,469
Change in net unrealized appreciation (depreciation)	225,613	(49,052)
Net increase (decrease) in net assets resulting from operations	383,343	144,467
Distributions to shareholders from net investment income	(6,660)	-
Distributions to shareholders from net realized gain	(462)	-
Total distributions	(7,122)	-
Share transactions - net increase (decrease)	(176,937)	(502,681)
Redemption fees	96	299
Total increase (decrease) in net assets	199,380	(357,915)

Net Assets
Beginning of period	1,357,149	1,715,064
End of period (including distributions in excess of net investment income of $2,095 and undistributed net investment income of $2,357, respectively)	$ 1,556,529	$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Income from Investment Operations
Net investment income (loss) C	(.02)	(.02)	- G, J	(.01) H	- J
Net realized and unrealized gain (loss)	5.98	1.55	1.73	3.68	1.31
Total from investment operations	5.96	1.53	1.73	3.67	1.31
Distributions from net investment income	(.04)	-	(.07)	- J	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.04) K	-	(.07)	- J	(.02)
Redemption fees added to paid in capital C	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Total Return A, B	30.81%	8.56%	10.71%	29.32%	11.69%
Ratios to Average Net Assets D, I
Expenses before reductions	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of fee waivers, if any	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of all reductions	1.20%	1.36%	1.14%	.99%	1.01%
Net investment income (loss)	(.09)%	(.10)%	-% F, G	(.07)% H	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 4	$ 3	$ 3
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Income from Investment Operations
Net investment income (loss) C	(.08)	(.07)	(.05) F	(.05) G	(.03)
Net realized and unrealized gain (loss)	5.90	1.54	1.70	3.67	1.30
Total from investment operations	5.82	1.47	1.65	3.62	1.27
Distributions from net investment income	-	-	(.05)	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Total Return A, B	30.39%	8.31%	10.34%	29.08%	11.42%
Ratios to Average Net Assets D, H
Expenses before reductions	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of fee waivers, if any	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of all reductions	1.49%	1.63%	1.41%	1.26%	1.29%
Net investment income (loss)	(.38)%	(.37)%	(.27)% F	(.33)% G	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,880	$ 1,073	$ 1,539	$ 723	$ 550
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Income from Investment Operations
Net investment income (loss) C	(.19)	(.16)	(.14) F	(.12) G	(.08)
Net realized and unrealized gain (loss)	5.78	1.52	1.69	3.63	1.30
Total from investment operations	5.59	1.36	1.55	3.51	1.22
Distributions from net investment income	-	-	-	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Total Return A, B	29.75%	7.80%	9.83%	28.40%	10.92%
Ratios to Average Net Assets D, H
Expenses before reductions	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of fee waivers, if any	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of all reductions	1.97%	2.11%	1.90%	1.75%	1.75%
Net investment income (loss)	(.86)%	(.85)%	(.76)% F	(.82)% G	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 225	$ 246	$ 220	$ 219
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Income from Investment Operations
Net investment income (loss) C	(.19)	(.16)	(.14) F	(.12) G	(.09)
Net realized and unrealized gain (loss)	5.78	1.51	1.69	3.61	1.31
Total from investment operations	5.59	1.35	1.55	3.49	1.22
Distributions from net investment income	-	-	-	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Total Return A, B	29.85%	7.77%	9.86%	28.30%	10.96%
Ratios to Average Net Assets D, H
Expenses before reductions	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of fee waivers, if any	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of all reductions	1.96%	2.11%	1.89%	1.74%	1.75%
Net investment income (loss)	(.85)%	(.85)%	(.76)% F	(.81)% G	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,252	$ 1,504	$ 1,370	$ 820	$ 428
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector Small Cap

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Income from Investment Operations
Net investment income (loss) B	.04	.04	.05 E	.03 F	.02
Net realized and unrealized gain (loss)	6.06	1.56	1.74	3.72	1.33
Total from investment operations	6.10	1.60	1.79	3.75	1.35
Distributions from net investment income	(.10)	-	(.10)	(.01)	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.11)	-	(.10)	(.01)	(.02)
Redemption fees added to paid in capital B	- H	- H	.01	- H	- H
Net asset value, end of period	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Total Return A	31.20%	8.86%	11.03%	29.75%	12.05%
Ratios to Average Net Assets C, G
Expenses before reductions	.94%	1.07%	.85%	.73%	.77%
Expenses net of fee waivers, if any	.93%	1.07%	.85%	.73%	.77%
Expenses net of all reductions	.91%	1.06%	.85%	.72%	.75%
Net investment income (loss)	.20%	.20%	.29% E	.21% F	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,487	$ 1,311	$ 1,698	$ 1,406	$ 1,379
Portfolio turnover rate D	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Income from Investment Operations
Net investment income (loss) B	.05	.04	.05 E	.05 F	.04
Net realized and unrealized gain (loss)	6.06	1.61	1.74	3.72	1.32
Total from investment operations	6.11	1.65	1.79	3.77	1.36
Distributions from net investment income	(.14)	-	(.12)	(.01)	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.14) I	-	(.12)	(.01)	(.02)
Redemption fees added to paid in capital B	- H	- H	.01	- H	- H
Net asset value, end of period	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Total Return A	31.22%	9.13%	10.99%	29.89%	12.14%
Ratios to Average Net Assets C, G
Expenses before reductions	.91%	1.06%	.86%	.63%	.63%
Expenses net of fee waivers, if any	.91%	1.06%	.86%	.63%	.63%
Expenses net of all reductions	.89%	1.05%	.85%	.62%	.62%
Net investment income (loss)	.22%	.21%	.29% E	.31% F	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,860	$ 39,592	$ 10,038	$ 680	$ 413
Portfolio turnover rate D	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,316,031
Gross unrealized depreciation	(56,535,157)
Net unrealized appreciation (depreciation) on securities and other investments	$ 244,780,874

Tax Cost	$ 1,407,862,981

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term gain	$ 75,405,616
Net unrealized appreciation (depreciation)	$ 244,783,158

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 7,121,913	$ -

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,439,289 and a change in net unrealized appreciation (depreciation) of $131,346 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,096,216,439 and $1,283,749,665, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,111	$ 2,222
Class T	.25%	.25%	6,214	-
Class B	.75%	.25%	2,651	1,998
Class C	.75%	.25%	23,635	3,441
			$ 46,611	$ 7,661

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,259
Class T	930
Class B*	16
Class C*	281
$ 4,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,626.28
Class T	3,946.32
Class B	798.30
Class C	6,896.29
Stock Selector Small Cap	3,281,622.24
Institutional Class	97,999.22
	$ 3,406,887

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36,344 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,060 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $824,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any

Annual Report

8. Security Lending - continued

lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $584,548, including $28,080 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $305,292 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,870.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 7,801	$ -
Stock Selector Small Cap	6,380,622	-
Institutional Class	271,081	-
Total	$ 6,659,504	$ -
From net realized gain
Class A	$ 1,477	$ -
Stock Selector Small Cap	446,989	-
Institutional Class	13,943	-
Total	$ 462,409	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	163,153	67,380	$ 3,696,687	$ 1,259,708
Reinvestment of distributions	456	-	8,874	-
Shares redeemed	(61,714)	(98,140)	(1,367,004)	(1,883,409)
Net increase (decrease)	101,895	(30,760)	$ 2,338,557	$ (623,701)
Class T
Shares sold	33,768	21,703	$ 783,985	$ 403,605
Shares redeemed	(14,556)	(52,662)	(300,382)	(988,816)
Net increase (decrease)	19,212	(30,959)	$ 483,603	$ (585,211)
Class B
Shares sold	1,730	475	$ 39,262	$ 8,561
Shares redeemed	(1,139)	(2,588)	(25,744)	(48,635)
Net increase (decrease)	591	(2,113)	$ 13,518	$ (40,074)
Class C
Shares sold	87,409	22,125	$ 1,873,875	$ 401,995
Shares redeemed	(33,971)	(20,647)	(724,285)	(381,653)
Net increase (decrease)	53,438	1,478	$ 1,149,590	$ 20,342
Stock Selector Small Cap
Shares sold	7,298,687	9,673,161	$ 165,946,998	$ 183,426,126
Reinvestment of distributions	341,495	-	6,696,448	-
Shares redeemed	(16,324,984)	(37,048,256)	(358,407,459)	(710,455,997)
Net increase (decrease)	(8,684,802)	(27,375,095)	$ (185,764,013)	$ (527,029,871)
Institutional Class
Shares sold	569,460	2,802,215	$ 13,878,958	$ 52,718,967
Reinvestment of distributions	14,320	-	281,150	-
Shares redeemed	(416,797)	(1,350,009)	(9,319,039)	(27,142,424)
Net increase (decrease)	166,983	1,452,206	$ 4,841,069	$ 25,576,543

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector Small Cap Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Stock Selector Small Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Stock Selector Small Cap Fund	12/09/13	12/06/13	$0.015	$1.25

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $77,586,766, or, if subsequently determined to be different, the net capital gain of such year.

Stock Selector Small Cap Fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Stock Selector Small Cap Fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in March 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Small Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T and Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCS-UANN-1213
1.784779.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector
Small Cap Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge)A	23.29%	16.44%	7.27%
Class T (incl. sales charge)B	25.83%	16.68%	7.33%
Class B (incl. contingent deferred sales charge) C	24.75%	16.74%	7.38%
Class C (incl. contingent deferred sales charge) D	28.85%	16.96%	7.39%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2% ,and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector Small Cap Fund - Class A on October 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. See footnote A on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Richard Thompson, who became Lead Portfolio Manager of Fidelity Advisor® Stock Selector Small Cap Fund on January 1, 2013, and Anmol Mehra, one of the fund's Co-Portfolio Managers: For the year, the fund's Class A, Class T, Class B and Class C shares gained 30.81%, 30.39%, 29.75% and 29.85%, respectively (excluding sales charges), lagging the 36.28% advance of the Russell 2000® Index. Despite the relative underperformance this period, we remain confident that the diversified nature of the fund's multi-manager approach and its emphasis on security selection with sector neutrality can support our goal of delivering consistent risk-adjusted returns over the long term. Versus the index, our largest individual detractor was a non-index stake in voice-activation software firm Nuance Communications, whose stock plummeted on weak financial results. It also was a miss to overweight chain boutique operator Francesca's Holdings, whose share price plunged in September on poor second-quarter financial results and lowered guidance, and to own a non-index stake in ARIAD Pharmaceuticals, whose lead leukemia drug was unexpectedly halted in clinical trials due to safety concerns. The fund's average cash stake of roughly 3% took a big toll amid a strong market. On the plus side, specialty furniture and electronics retailer Conn's helped the most, as the firm's stock climbed on robust sales and upbeat earnings guidance. We also found success with oil & gas exploration & production firm PDC Energy, whose stock gained on solid production results from its Wattenberg and Utica wells.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,138.00	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.46%
Actual		$ 1,000.00	$ 1,136.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class B	1.94%
Actual		$ 1,000.00	$ 1,133.40	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.94%
Actual		$ 1,000.00	$ 1,133.80	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Stock Selector Small Cap	.87%
Actual		$ 1,000.00	$ 1,139.60	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,139.80	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
PacWest Bancorp	1.3	1.1
Euronet Worldwide, Inc.	1.2	1.0
Waddell & Reed Financial, Inc. Class A	1.2	0.9
Aruba Networks, Inc.	1.2	0.0
Allied World Assurance Co. Holdings Ltd.	1.1	1.0
DXP Enterprises, Inc.	1.1	0.0
Stone Energy Corp.	1.1	0.7
Rosetta Resources, Inc.	1.1	0.9
Banner Bank	1.0	0.4
MB Financial, Inc.	1.0	0.9
	11.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	22.6
Information Technology	17.3	15.8
Industrials	15.8	14.6
Consumer Discretionary	13.1	14.2
Health Care	11.2	12.2
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks and Equity Futures 97.7%		Stocks and Equity Futures 97.2%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	7.7%	** Foreign investments	6.4%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.5%
Dorman Products, Inc.	165,251	$ 8,033
Gentherm, Inc. (a)	241,567	5,641
Tenneco, Inc. (a)	195,584	10,380
		24,054
Hotels, Restaurants & Leisure - 2.0%
Chuys Holdings, Inc. (a)	125,137	4,705
Del Frisco's Restaurant Group, Inc. (a)	321,463	5,818
Interval Leisure Group, Inc.	460,070	11,166
Life Time Fitness, Inc. (a)	216,249	9,822
		31,511
Household Durables - 0.5%
KB Home (d)	463,608	7,867
Internet & Catalog Retail - 0.6%
HSN, Inc.	172,593	9,044
Leisure Equipment & Products - 0.7%
Brunswick Corp.	247,610	11,175
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	261,000	8,047
Nexstar Broadcasting Group, Inc. Class A	222,425	9,873
		17,920
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	477,375	9,447
Conn's, Inc. (a)(d)	211,827	12,803
Francesca's Holdings Corp. (a)(d)	643,165	11,571
GameStop Corp. Class A	182,574	10,009
Genesco, Inc. (a)	182,375	12,422
Rent-A-Center, Inc.	288,481	9,878
The Men's Wearhouse, Inc.	49,400	2,090
		68,220
Textiles, Apparel & Luxury Goods - 2.2%
Fifth & Pacific Companies, Inc. (a)	504,292	13,359
Hanesbrands, Inc.	110,002	7,493
Steven Madden Ltd. (a)	353,159	12,954
		33,806
TOTAL CONSUMER DISCRETIONARY		203,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Cott Corp.	683,028	$ 5,594
Food & Staples Retailing - 1.3%
Fresh Market, Inc. (a)	83,325	4,242
Susser Holdings Corp. (a)	154,730	8,485
United Natural Foods, Inc. (a)	113,390	8,102
		20,829
Food Products - 1.9%
Cal-Maine Foods, Inc.	56,390	2,861
Calavo Growers, Inc.	178,241	5,292
Fresh Del Monte Produce, Inc.	309,087	8,219
J&J Snack Foods Corp.	66,250	5,669
WhiteWave Foods Co.	368,800	7,380
		29,421
TOTAL CONSUMER STAPLES		55,844
ENERGY - 6.2%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	140,600	7,470
Total Energy Services, Inc.	391,900	6,939
		14,409
Oil, Gas & Consumable Fuels - 5.3%
Atlas Pipeline Partners LP	243,727	9,398
Cloud Peak Energy, Inc. (a)	411,700	6,427
Energen Corp.	42,862	3,357
Genesis Energy LP	83,904	4,276
PDC Energy, Inc. (a)	210,684	14,286
Rosetta Resources, Inc. (a)	277,258	16,619
Stone Energy Corp. (a)	481,488	16,785
Targa Resources Corp.	142,200	11,029
		82,177
TOTAL ENERGY		96,586
FINANCIALS - 22.2%
Capital Markets - 1.7%
AURELIUS AG	246,645	8,419
Waddell & Reed Financial, Inc. Class A	301,459	18,615
		27,034
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 9.0%
Associated Banc-Corp.	906,523	$ 14,740
Bank of the Ozarks, Inc.	246,818	12,213
Banner Bank	416,856	15,949
BBCN Bancorp, Inc.	839,086	12,444
Cathay General Bancorp	435,545	10,727
City National Corp.	212,313	15,310
East West Bancorp, Inc.	361,288	12,172
MB Financial, Inc.	534,421	15,872
National Penn Bancshares, Inc.	949,798	9,849
PacWest Bancorp (d)	531,375	20,212
		139,488
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	166,429	18,023
Amerisafe, Inc.	349,886	13,471
Aspen Insurance Holdings Ltd.	307,210	11,984
Primerica, Inc.	225,969	9,705
		53,183
Real Estate Investment Trusts - 6.9%
Cousins Properties, Inc.	1,153,180	13,066
DuPont Fabros Technology, Inc. (d)	169,444	4,211
First Industrial Realty Trust, Inc.	711,208	12,852
Glimcher Realty Trust	783,940	8,035
Home Properties, Inc.	159,365	9,611
Kite Realty Group Trust	1,608,319	10,293
National Retail Properties, Inc. (d)	290,859	10,006
Parkway Properties, Inc.	649,526	11,763
Pennsylvania Real Estate Investment Trust (SBI)	736,698	13,356
Ramco-Gershenson Properties Trust (SBI)	842,850	13,705
		106,898
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	392,130	8,933
WSFS Financial Corp.	139,114	9,739
		18,672
TOTAL FINANCIALS		345,275
HEALTH CARE - 11.2%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)	192,772	4,382
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Agios Pharmaceuticals, Inc. (d)	18,600	$ 431
Agios Pharmaceuticals, Inc.	119,733	2,496
ARIAD Pharmaceuticals, Inc. (a)	818,243	1,800
BioMarin Pharmaceutical, Inc. (a)	46,356	2,912
Bluebird Bio, Inc. (d)	35,100	746
Celldex Therapeutics, Inc. (a)	186,251	4,267
Cubist Pharmaceuticals, Inc. (a)	55,627	3,449
Curis, Inc. (a)	501,243	2,000
Discovery Laboratories, Inc. (a)(d)	1,557,613	3,209
Dyax Corp. (a)	561,085	4,612
Hyperion Therapeutics, Inc. (a)	107,634	2,156
Insmed, Inc. (a)	229,872	3,273
Intercept Pharmaceuticals, Inc.	64,003	3,472
InterMune, Inc. (a)	226,047	3,185
Isis Pharmaceuticals, Inc. (a)	209,928	6,984
Medivation, Inc. (a)	61,086	3,657
MEI Pharma, Inc. (a)(d)	368,228	2,953
Mirati Therapeutics, Inc. (a)(d)	112,100	1,889
Neurocrine Biosciences, Inc. (a)	361,960	3,417
Novavax, Inc. (a)	1,302,130	4,037
PTC Therapeutics, Inc. (a)(d)	152,686	2,747
Synageva BioPharma Corp. (a)	75,784	3,850
Theravance, Inc. (a)	83,451	3,058
XOMA Corp. (a)	858,950	3,874
		78,856
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	74,773	4,267
Cerus Corp. (a)(d)	1,242,438	7,840
ICU Medical, Inc. (a)	54,412	3,363
Insulet Corp. (a)	135,381	5,283
Invacare Corp.	36,364	781
Steris Corp.	178,603	8,071
Teleflex, Inc.	44,318	4,085
Thoratec Corp. (a)	39,800	1,719
		35,409
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	99,620	4,320
BioScrip, Inc. (a)	505,184	3,541
MEDNAX, Inc. (a)	43,655	4,759
Molina Healthcare, Inc. (a)	191,114	6,047
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Surgical Care Affiliates, Inc.	91,300	$ 2,397
Team Health Holdings, Inc. (a)	196,299	8,527
Tenet Healthcare Corp. (a)	99,576	4,699
		34,290
Health Care Technology - 0.5%
HMS Holdings Corp. (a)	85,672	1,810
Medidata Solutions, Inc. (a)	57,198	6,310
		8,120
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	376,296	7,695
Pharmaceuticals - 0.6%
Biodelivery Sciences International, Inc. (a)(d)	556,414	2,921
ViroPharma, Inc. (a)	188,466	7,316
		10,237
TOTAL HEALTH CARE		174,607
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.4%
AAR Corp.	287,088	8,406
Teledyne Technologies, Inc. (a)	151,257	13,435
		21,841
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	256,420	9,418
UTI Worldwide, Inc.	312,300	4,747
		14,165
Building Products - 0.5%
Ply Gem Holdings, Inc.	504,130	7,512
Commercial Services & Supplies - 2.1%
Tetra Tech, Inc. (a)	309,432	8,085
United Stationers, Inc.	303,984	13,509
West Corp.	472,525	10,405
		31,999
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV	138,951	10,295
MasTec, Inc. (a)	206,543	6,603
URS Corp.	170,360	9,237
		26,135
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.0%
General Cable Corp.	353,390	$ 11,637
SolarCity Corp. (d)	72,700	3,873
		15,510
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	123,100	8,947
Machinery - 2.5%
Actuant Corp. Class A	297,721	11,182
Navistar International Corp. (a)(d)	282,125	10,202
TriMas Corp. (a)	258,509	9,787
Wabtec Corp.	108,316	7,061
		38,232
Marine - 0.2%
DryShips, Inc. (a)(d)	1,435,497	3,948
Professional Services - 1.8%
Dun & Bradstreet Corp.	102,094	11,107
Huron Consulting Group, Inc. (a)	53,995	3,162
Stantec, Inc.	232,800	13,834
		28,103
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	190,358	9,006
DXP Enterprises, Inc. (a)	189,750	17,438
Kaman Corp.	209,000	7,771
Titan Machinery, Inc. (a)(d)	220,922	3,897
Watsco, Inc.	113,694	10,834
		48,946
TOTAL INDUSTRIALS		245,338
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	975,528	18,301
Finisar Corp. (a)	87,501	2,013
Ixia (a)	448,446	6,359
Polycom, Inc. (a)	551,971	5,740
Radware Ltd. (a)	384,866	5,761
Riverbed Technology, Inc. (a)	375,766	5,569
		43,743
Computers & Peripherals - 2.6%
Cray, Inc. (a)	240,993	5,389
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Datalink Corp. (a)	501,075	$ 5,146
Electronics for Imaging, Inc. (a)	173,439	5,951
Quantum Corp. (a)	5,049,141	6,261
Silicon Graphics International Corp. (a)	610,057	7,790
Super Micro Computer, Inc. (a)	744,655	10,366
		40,903
Electronic Equipment & Components - 0.5%
Neonode, Inc. (a)	466,097	2,522
TTM Technologies, Inc. (a)	597,407	5,227
		7,749
Internet Software & Services - 3.3%
Bankrate, Inc. (a)	482,634	8,128
Demand Media, Inc. (a)	442,377	2,115
Digital River, Inc. (a)	197,586	3,525
EarthLink, Inc.	755,305	3,822
LivePerson, Inc. (a)	611,285	5,709
Move, Inc. (a)	385,377	6,540
Points International Ltd. (a)	309,611	6,582
Rackspace Hosting, Inc. (a)	136,783	7,007
Unwired Planet, Inc.	714,321	1,157
Web.com Group, Inc. (a)	215,495	5,808
		50,393
IT Services - 4.3%
EPAM Systems, Inc. (a)	155,200	5,815
Euronet Worldwide, Inc. (a)	439,202	19,061
ExlService Holdings, Inc. (a)	344,238	9,952
Heartland Payment Systems, Inc. (d)	161,580	6,536
InterXion Holding N.V. (a)	400,019	8,984
Sapient Corp. (a)	616,299	9,744
ServiceSource International, Inc. (a)	626,124	6,775
		66,867
Semiconductors & Semiconductor Equipment - 1.2%
Atmel Corp. (a)	498,003	3,625
Monolithic Power Systems, Inc.	138,023	4,395
Skyworks Solutions, Inc. (a)	407,442	10,504
		18,524
Software - 2.6%
Ellie Mae, Inc. (a)	113,874	3,291
Nuance Communications, Inc. (a)	442,797	6,890
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	298,322	$ 8,269
Rovi Corp. (a)	361,341	6,056
SS&C Technologies Holdings, Inc. (a)	160,987	6,327
Synchronoss Technologies, Inc. (a)	281,686	9,752
		40,585
TOTAL INFORMATION TECHNOLOGY		268,764
MATERIALS - 4.9%
Chemicals - 2.5%
Axiall Corp.	306,493	11,920
Cabot Corp.	244,606	11,401
Kronos Worldwide, Inc. (d)	487,365	7,559
PolyOne Corp.	300,199	9,096
		39,976
Construction Materials - 0.4%
Eagle Materials, Inc.	81,034	6,078
Containers & Packaging - 0.3%
Silgan Holdings, Inc.	100,183	4,515
Metals & Mining - 1.7%
Carpenter Technology Corp.	127,886	7,587
Royal Gold, Inc.	39,647	1,905
Walter Energy, Inc. (d)	301,250	4,787
Worthington Industries, Inc.	303,998	12,324
		26,603
TOTAL MATERIALS		77,172
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	2,829,372	6,790
UTILITIES - 2.6%
Electric Utilities - 2.2%
Allete, Inc.	114,279	5,775
Cleco Corp.	183,300	8,494
El Paso Electric Co.	142,120	4,998
PNM Resources, Inc.	308,969	7,391
Portland General Electric Co.	245,818	7,055
		33,713
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.4%
Atmos Energy Corp.	148,248	$ 6,563
TOTAL UTILITIES		40,276
TOTAL COMMON STOCKS (Cost $1,269,420)		1,514,249
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 11/7/13 to 1/2/14 (e) (Cost $610)	$ 610	610
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	60,158,870	60,159
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	77,626,425	77,626
TOTAL MONEY MARKET FUNDS (Cost $137,785)		137,785
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,407,815)		1,652,644
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(96,115)
NET ASSETS - 100%		$ 1,556,529
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
51 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	$ 5,599	$ 131
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $355,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	585
Total	$ 643
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 203,597	$ 203,597	$ -	$ -
Consumer Staples	55,844	55,844	-	-
Energy	96,586	96,586	-	-
Financials	345,275	345,275	-	-
Health Care	174,607	172,111	2,496	-
Industrials	245,338	245,338	-	-
Information Technology	268,764	268,764	-	-
Materials	77,172	77,172	-	-
Telecommunication Services	6,790	6,790	-	-
Utilities	40,276	40,276	-	-
U.S. Government and Government Agency Obligations	610	-	610	-
Money Market Funds	137,785	137,785	-	-
Total Investments in Securities:	$ 1,652,644	$ 1,649,538	$ 3,106	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 131	$ 131	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 131	$ -
Total Value of Derivatives	$ 131	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $74,465) - See accompanying schedule: Unaffiliated issuers (cost $1,270,030)	$ 1,514,859
Fidelity Central Funds (cost $137,785)	137,785
Total Investments (cost $1,407,815)		$ 1,652,644
Receivable for investments sold		24,723
Receivable for fund shares sold		903
Dividends receivable		592
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		5
Other receivables		24
Total assets		1,678,920

Liabilities
Payable to custodian bank	$ 448
Payable for investments purchased	42,318
Payable for fund shares redeemed	875
Accrued management fee	677
Distribution and service plan fees payable	5
Payable for daily variation margin for derivative instruments	44
Other affiliated payables	328
Other payables and accrued expenses	70
Collateral on securities loaned, at value	77,626
Total liabilities		122,391

Net Assets		$ 1,556,529
Net Assets consist of:
Paid in capital		$ 1,238,436
Distributions in excess of net investment income		(2,095)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,226
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		244,962
Net Assets		$ 1,556,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,885 ÷ 311.38 shares)	$ 25.32

Maximum offering price per share (100/94.25 of $25.32)	$ 26.86
Class T: Net Asset Value and redemption price per share ($1,880 ÷ 75.28 shares)	$ 24.97

Maximum offering price per share (100/96.50 of $24.97)	$ 25.88
Class B: Net Asset Value and offering price per share ($307 ÷ 12.59 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($3,252 ÷ 133.74 shares)A	$ 24.32

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,487,345 ÷ 58,012.94 shares)	$ 25.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,860 ÷ 2,174.70 shares)	$ 25.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 15,219
Income from Fidelity Central Funds		643
Total income		15,862

Expenses
Management fee Basic fee	$ 8,616
Performance adjustment	628
Transfer agent fees	3,407
Distribution and service plan fees	47
Accounting and security lending fees	456
Custodian fees and expenses	71
Independent trustees' compensation	8
Registration fees	90
Audit	56
Legal	5
Miscellaneous	12
Total expenses before reductions	13,396
Expense reductions	(322)	13,074
Net investment income (loss)		2,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,496
Foreign currency transactions	7
Futures contracts	1,439
Total net realized gain (loss)		154,942
Change in net unrealized appreciation (depreciation) on: Investment securities	225,480
Assets and liabilities in foreign currencies	2
Futures contracts	131
Total change in net unrealized appreciation (depreciation)		225,613
Net gain (loss)		380,555
Net increase (decrease) in net assets resulting from operations		$ 383,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,788	$ 3,050
Net realized gain (loss)	154,942	190,469
Change in net unrealized appreciation (depreciation)	225,613	(49,052)
Net increase (decrease) in net assets resulting from operations	383,343	144,467
Distributions to shareholders from net investment income	(6,660)	-
Distributions to shareholders from net realized gain	(462)	-
Total distributions	(7,122)	-
Share transactions - net increase (decrease)	(176,937)	(502,681)
Redemption fees	96	299
Total increase (decrease) in net assets	199,380	(357,915)

Net Assets
Beginning of period	1,357,149	1,715,064
End of period (including distributions in excess of net investment income of $2,095 and undistributed net investment income of $2,357, respectively)	$ 1,556,529	$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Income from Investment Operations
Net investment income (loss) C	(.02)	(.02)	- G, J	(.01) H	- J
Net realized and unrealized gain (loss)	5.98	1.55	1.73	3.68	1.31
Total from investment operations	5.96	1.53	1.73	3.67	1.31
Distributions from net investment income	(.04)	-	(.07)	- J	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.04) K	-	(.07)	- J	(.02)
Redemption fees added to paid in capital C	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Total Return A, B	30.81%	8.56%	10.71%	29.32%	11.69%
Ratios to Average Net Assets D, I
Expenses before reductions	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of fee waivers, if any	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of all reductions	1.20%	1.36%	1.14%	.99%	1.01%
Net investment income (loss)	(.09)%	(.10)%	-% F, G	(.07)% H	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 4	$ 3	$ 3
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Income from Investment Operations
Net investment income (loss) C	(.08)	(.07)	(.05) F	(.05) G	(.03)
Net realized and unrealized gain (loss)	5.90	1.54	1.70	3.67	1.30
Total from investment operations	5.82	1.47	1.65	3.62	1.27
Distributions from net investment income	-	-	(.05)	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Total Return A, B	30.39%	8.31%	10.34%	29.08%	11.42%
Ratios to Average Net Assets D, H
Expenses before reductions	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of fee waivers, if any	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of all reductions	1.49%	1.63%	1.41%	1.26%	1.29%
Net investment income (loss)	(.38)%	(.37)%	(.27)% F	(.33)% G	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,880	$ 1,073	$ 1,539	$ 723	$ 550
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Income from Investment Operations
Net investment income (loss) C	(.19)	(.16)	(.14) F	(.12) G	(.08)
Net realized and unrealized gain (loss)	5.78	1.52	1.69	3.63	1.30
Total from investment operations	5.59	1.36	1.55	3.51	1.22
Distributions from net investment income	-	-	-	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Total Return A, B	29.75%	7.80%	9.83%	28.40%	10.92%
Ratios to Average Net Assets D, H
Expenses before reductions	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of fee waivers, if any	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of all reductions	1.97%	2.11%	1.90%	1.75%	1.75%
Net investment income (loss)	(.86)%	(.85)%	(.76)% F	(.82)% G	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 225	$ 246	$ 220	$ 219
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Income from Investment Operations
Net investment income (loss) C	(.19)	(.16)	(.14) F	(.12) G	(.09)
Net realized and unrealized gain (loss)	5.78	1.51	1.69	3.61	1.31
Total from investment operations	5.59	1.35	1.55	3.49	1.22
Distributions from net investment income	-	-	-	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Total Return A, B	29.85%	7.77%	9.86%	28.30%	10.96%
Ratios to Average Net Assets D, H
Expenses before reductions	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of fee waivers, if any	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of all reductions	1.96%	2.11%	1.89%	1.74%	1.75%
Net investment income (loss)	(.85)%	(.85)%	(.76)% F	(.81)% G	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,252	$ 1,504	$ 1,370	$ 820	$ 428
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector Small Cap

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Income from Investment Operations
Net investment income (loss) B	.04	.04	.05 E	.03 F	.02
Net realized and unrealized gain (loss)	6.06	1.56	1.74	3.72	1.33
Total from investment operations	6.10	1.60	1.79	3.75	1.35
Distributions from net investment income	(.10)	-	(.10)	(.01)	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.11)	-	(.10)	(.01)	(.02)
Redemption fees added to paid in capital B	- H	- H	.01	- H	- H
Net asset value, end of period	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Total Return A	31.20%	8.86%	11.03%	29.75%	12.05%
Ratios to Average Net Assets C, G
Expenses before reductions	.94%	1.07%	.85%	.73%	.77%
Expenses net of fee waivers, if any	.93%	1.07%	.85%	.73%	.77%
Expenses net of all reductions	.91%	1.06%	.85%	.72%	.75%
Net investment income (loss)	.20%	.20%	.29% E	.21% F	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,487	$ 1,311	$ 1,698	$ 1,406	$ 1,379
Portfolio turnover rate D	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Income from Investment Operations
Net investment income (loss) B	.05	.04	.05 E	.05 F	.04
Net realized and unrealized gain (loss)	6.06	1.61	1.74	3.72	1.32
Total from investment operations	6.11	1.65	1.79	3.77	1.36
Distributions from net investment income	(.14)	-	(.12)	(.01)	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.14) I	-	(.12)	(.01)	(.02)
Redemption fees added to paid in capital B	- H	- H	.01	- H	- H
Net asset value, end of period	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Total Return A	31.22%	9.13%	10.99%	29.89%	12.14%
Ratios to Average Net Assets C, G
Expenses before reductions	.91%	1.06%	.86%	.63%	.63%
Expenses net of fee waivers, if any	.91%	1.06%	.86%	.63%	.63%
Expenses net of all reductions	.89%	1.05%	.85%	.62%	.62%
Net investment income (loss)	.22%	.21%	.29% E	.31% F	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,860	$ 39,592	$ 10,038	$ 680	$ 413
Portfolio turnover rate D	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,316,031
Gross unrealized depreciation	(56,535,157)
Net unrealized appreciation (depreciation) on securities and other investments	$ 244,780,874

Tax Cost	$ 1,407,862,981

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term gain	$ 75,405,616
Net unrealized appreciation (depreciation)	$ 244,783,158

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 7,121,913	$ -

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,439,289 and a change in net unrealized appreciation (depreciation) of $131,346 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,096,216,439 and $1,283,749,665, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,111	$ 2,222
Class T	.25%	.25%	6,214	-
Class B	.75%	.25%	2,651	1,998
Class C	.75%	.25%	23,635	3,441
			$ 46,611	$ 7,661

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,259
Class T	930
Class B*	16
Class C*	281
$ 4,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,626.28
Class T	3,946.32
Class B	798.30
Class C	6,896.29
Stock Selector Small Cap	3,281,622.24
Institutional Class	97,999.22
	$ 3,406,887

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36,344 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,060 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $824,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any

Annual Report

8. Security Lending - continued

lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $584,548, including $28,080 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $305,292 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,870.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 7,801	$ -
Stock Selector Small Cap	6,380,622	-
Institutional Class	271,081	-
Total	$ 6,659,504	$ -
From net realized gain
Class A	$ 1,477	$ -
Stock Selector Small Cap	446,989	-
Institutional Class	13,943	-
Total	$ 462,409	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	163,153	67,380	$ 3,696,687	$ 1,259,708
Reinvestment of distributions	456	-	8,874	-
Shares redeemed	(61,714)	(98,140)	(1,367,004)	(1,883,409)
Net increase (decrease)	101,895	(30,760)	$ 2,338,557	$ (623,701)
Class T
Shares sold	33,768	21,703	$ 783,985	$ 403,605
Shares redeemed	(14,556)	(52,662)	(300,382)	(988,816)
Net increase (decrease)	19,212	(30,959)	$ 483,603	$ (585,211)
Class B
Shares sold	1,730	475	$ 39,262	$ 8,561
Shares redeemed	(1,139)	(2,588)	(25,744)	(48,635)
Net increase (decrease)	591	(2,113)	$ 13,518	$ (40,074)
Class C
Shares sold	87,409	22,125	$ 1,873,875	$ 401,995
Shares redeemed	(33,971)	(20,647)	(724,285)	(381,653)
Net increase (decrease)	53,438	1,478	$ 1,149,590	$ 20,342
Stock Selector Small Cap
Shares sold	7,298,687	9,673,161	$ 165,946,998	$ 183,426,126
Reinvestment of distributions	341,495	-	6,696,448	-
Shares redeemed	(16,324,984)	(37,048,256)	(358,407,459)	(710,455,997)
Net increase (decrease)	(8,684,802)	(27,375,095)	$ (185,764,013)	$ (527,029,871)
Institutional Class
Shares sold	569,460	2,802,215	$ 13,878,958	$ 52,718,967
Reinvestment of distributions	14,320	-	281,150	-
Shares redeemed	(416,797)	(1,350,009)	(9,319,039)	(27,142,424)
Net increase (decrease)	166,983	1,452,206	$ 4,841,069	$ 25,576,543

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector Small Cap Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Stock Selector Small Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/09/13	12/06/13	$0.002	$1.25
Class T	12/09/13	12/06/13	$0.000	$1.25
Class B	12/09/13	12/06/13	$0.000	$1.25
Class C	12/09/13	12/06/13	$0.000	$1.25

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $77,586,766, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in March 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Small Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T and Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ASCS-UANN-1213
1.843150.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Stock Selector Small Cap Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	31.22%	18.28%	8.17%

A The initial offering of Institutional Class shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Stock Selector Small Cap Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector Small Cap Fund - Institutional Class on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Institutional Class took place on May 2, 2007. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Richard Thompson, who became Lead Portfolio Manager of Fidelity Advisor® Stock Selector Small Cap Fund on January 1, 2013, and Anmol Mehra, one of the fund's Co-Portfolio Managers: For the year, the fund's Institutional Class shares gained 31.22%, lagging the 36.28% advance of the Russell 2000® Index. Despite the relative underperformance this period, we remain confident that the diversified nature of the fund's multi-manager approach and its emphasis on security selection with sector neutrality can support our goal of delivering consistent risk-adjusted returns over the long term. Versus the index, our largest individual detractor was a non-index stake in voice-activation software firm Nuance Communications, whose stock plummeted on weak financial results. It also was a miss to overweight chain boutique operator Francesca's Holdings, whose share price plunged in September on poor second-quarter financial results and lowered guidance, and to own a non-index stake in ARIAD Pharmaceuticals, whose lead leukemia drug was unexpectedly halted in clinical trials due to safety concerns. The fund's average cash stake of roughly 3% took a big toll amid a strong market. On the plus side, specialty furniture and electronics retailer Conn's helped the most, as the firm's stock climbed on robust sales and upbeat earnings guidance. We also found success with oil & gas exploration & production firm PDC Energy, whose stock gained on solid production from its Wattenberg and Utica wells.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,138.00	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.46%
Actual		$ 1,000.00	$ 1,136.00	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class B	1.94%
Actual		$ 1,000.00	$ 1,133.40	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.94%
Actual		$ 1,000.00	$ 1,133.80	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Stock Selector Small Cap	.87%
Actual		$ 1,000.00	$ 1,139.60	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,139.80	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
PacWest Bancorp	1.3	1.1
Euronet Worldwide, Inc.	1.2	1.0
Waddell & Reed Financial, Inc. Class A	1.2	0.9
Aruba Networks, Inc.	1.2	0.0
Allied World Assurance Co. Holdings Ltd.	1.1	1.0
DXP Enterprises, Inc.	1.1	0.0
Stone Energy Corp.	1.1	0.7
Rosetta Resources, Inc.	1.1	0.9
Banner Bank	1.0	0.4
MB Financial, Inc.	1.0	0.9
	11.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	22.6
Information Technology	17.3	15.8
Industrials	15.8	14.6
Consumer Discretionary	13.1	14.2
Health Care	11.2	12.2
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks and Equity Futures 97.7%		Stocks and Equity Futures 97.2%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	7.7%	** Foreign investments	6.4%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.5%
Dorman Products, Inc.	165,251	$ 8,033
Gentherm, Inc. (a)	241,567	5,641
Tenneco, Inc. (a)	195,584	10,380
		24,054
Hotels, Restaurants & Leisure - 2.0%
Chuys Holdings, Inc. (a)	125,137	4,705
Del Frisco's Restaurant Group, Inc. (a)	321,463	5,818
Interval Leisure Group, Inc.	460,070	11,166
Life Time Fitness, Inc. (a)	216,249	9,822
		31,511
Household Durables - 0.5%
KB Home (d)	463,608	7,867
Internet & Catalog Retail - 0.6%
HSN, Inc.	172,593	9,044
Leisure Equipment & Products - 0.7%
Brunswick Corp.	247,610	11,175
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	261,000	8,047
Nexstar Broadcasting Group, Inc. Class A	222,425	9,873
		17,920
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	477,375	9,447
Conn's, Inc. (a)(d)	211,827	12,803
Francesca's Holdings Corp. (a)(d)	643,165	11,571
GameStop Corp. Class A	182,574	10,009
Genesco, Inc. (a)	182,375	12,422
Rent-A-Center, Inc.	288,481	9,878
The Men's Wearhouse, Inc.	49,400	2,090
		68,220
Textiles, Apparel & Luxury Goods - 2.2%
Fifth & Pacific Companies, Inc. (a)	504,292	13,359
Hanesbrands, Inc.	110,002	7,493
Steven Madden Ltd. (a)	353,159	12,954
		33,806
TOTAL CONSUMER DISCRETIONARY		203,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Cott Corp.	683,028	$ 5,594
Food & Staples Retailing - 1.3%
Fresh Market, Inc. (a)	83,325	4,242
Susser Holdings Corp. (a)	154,730	8,485
United Natural Foods, Inc. (a)	113,390	8,102
		20,829
Food Products - 1.9%
Cal-Maine Foods, Inc.	56,390	2,861
Calavo Growers, Inc.	178,241	5,292
Fresh Del Monte Produce, Inc.	309,087	8,219
J&J Snack Foods Corp.	66,250	5,669
WhiteWave Foods Co.	368,800	7,380
		29,421
TOTAL CONSUMER STAPLES		55,844
ENERGY - 6.2%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	140,600	7,470
Total Energy Services, Inc.	391,900	6,939
		14,409
Oil, Gas & Consumable Fuels - 5.3%
Atlas Pipeline Partners LP	243,727	9,398
Cloud Peak Energy, Inc. (a)	411,700	6,427
Energen Corp.	42,862	3,357
Genesis Energy LP	83,904	4,276
PDC Energy, Inc. (a)	210,684	14,286
Rosetta Resources, Inc. (a)	277,258	16,619
Stone Energy Corp. (a)	481,488	16,785
Targa Resources Corp.	142,200	11,029
		82,177
TOTAL ENERGY		96,586
FINANCIALS - 22.2%
Capital Markets - 1.7%
AURELIUS AG	246,645	8,419
Waddell & Reed Financial, Inc. Class A	301,459	18,615
		27,034
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 9.0%
Associated Banc-Corp.	906,523	$ 14,740
Bank of the Ozarks, Inc.	246,818	12,213
Banner Bank	416,856	15,949
BBCN Bancorp, Inc.	839,086	12,444
Cathay General Bancorp	435,545	10,727
City National Corp.	212,313	15,310
East West Bancorp, Inc.	361,288	12,172
MB Financial, Inc.	534,421	15,872
National Penn Bancshares, Inc.	949,798	9,849
PacWest Bancorp (d)	531,375	20,212
		139,488
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	166,429	18,023
Amerisafe, Inc.	349,886	13,471
Aspen Insurance Holdings Ltd.	307,210	11,984
Primerica, Inc.	225,969	9,705
		53,183
Real Estate Investment Trusts - 6.9%
Cousins Properties, Inc.	1,153,180	13,066
DuPont Fabros Technology, Inc. (d)	169,444	4,211
First Industrial Realty Trust, Inc.	711,208	12,852
Glimcher Realty Trust	783,940	8,035
Home Properties, Inc.	159,365	9,611
Kite Realty Group Trust	1,608,319	10,293
National Retail Properties, Inc. (d)	290,859	10,006
Parkway Properties, Inc.	649,526	11,763
Pennsylvania Real Estate Investment Trust (SBI)	736,698	13,356
Ramco-Gershenson Properties Trust (SBI)	842,850	13,705
		106,898
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	392,130	8,933
WSFS Financial Corp.	139,114	9,739
		18,672
TOTAL FINANCIALS		345,275
HEALTH CARE - 11.2%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)	192,772	4,382
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Agios Pharmaceuticals, Inc. (d)	18,600	$ 431
Agios Pharmaceuticals, Inc.	119,733	2,496
ARIAD Pharmaceuticals, Inc. (a)	818,243	1,800
BioMarin Pharmaceutical, Inc. (a)	46,356	2,912
Bluebird Bio, Inc. (d)	35,100	746
Celldex Therapeutics, Inc. (a)	186,251	4,267
Cubist Pharmaceuticals, Inc. (a)	55,627	3,449
Curis, Inc. (a)	501,243	2,000
Discovery Laboratories, Inc. (a)(d)	1,557,613	3,209
Dyax Corp. (a)	561,085	4,612
Hyperion Therapeutics, Inc. (a)	107,634	2,156
Insmed, Inc. (a)	229,872	3,273
Intercept Pharmaceuticals, Inc.	64,003	3,472
InterMune, Inc. (a)	226,047	3,185
Isis Pharmaceuticals, Inc. (a)	209,928	6,984
Medivation, Inc. (a)	61,086	3,657
MEI Pharma, Inc. (a)(d)	368,228	2,953
Mirati Therapeutics, Inc. (a)(d)	112,100	1,889
Neurocrine Biosciences, Inc. (a)	361,960	3,417
Novavax, Inc. (a)	1,302,130	4,037
PTC Therapeutics, Inc. (a)(d)	152,686	2,747
Synageva BioPharma Corp. (a)	75,784	3,850
Theravance, Inc. (a)	83,451	3,058
XOMA Corp. (a)	858,950	3,874
		78,856
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	74,773	4,267
Cerus Corp. (a)(d)	1,242,438	7,840
ICU Medical, Inc. (a)	54,412	3,363
Insulet Corp. (a)	135,381	5,283
Invacare Corp.	36,364	781
Steris Corp.	178,603	8,071
Teleflex, Inc.	44,318	4,085
Thoratec Corp. (a)	39,800	1,719
		35,409
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	99,620	4,320
BioScrip, Inc. (a)	505,184	3,541
MEDNAX, Inc. (a)	43,655	4,759
Molina Healthcare, Inc. (a)	191,114	6,047
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Surgical Care Affiliates, Inc.	91,300	$ 2,397
Team Health Holdings, Inc. (a)	196,299	8,527
Tenet Healthcare Corp. (a)	99,576	4,699
		34,290
Health Care Technology - 0.5%
HMS Holdings Corp. (a)	85,672	1,810
Medidata Solutions, Inc. (a)	57,198	6,310
		8,120
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp. (a)	376,296	7,695
Pharmaceuticals - 0.6%
Biodelivery Sciences International, Inc. (a)(d)	556,414	2,921
ViroPharma, Inc. (a)	188,466	7,316
		10,237
TOTAL HEALTH CARE		174,607
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.4%
AAR Corp.	287,088	8,406
Teledyne Technologies, Inc. (a)	151,257	13,435
		21,841
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	256,420	9,418
UTI Worldwide, Inc.	312,300	4,747
		14,165
Building Products - 0.5%
Ply Gem Holdings, Inc.	504,130	7,512
Commercial Services & Supplies - 2.1%
Tetra Tech, Inc. (a)	309,432	8,085
United Stationers, Inc.	303,984	13,509
West Corp.	472,525	10,405
		31,999
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV	138,951	10,295
MasTec, Inc. (a)	206,543	6,603
URS Corp.	170,360	9,237
		26,135
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.0%
General Cable Corp.	353,390	$ 11,637
SolarCity Corp. (d)	72,700	3,873
		15,510
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	123,100	8,947
Machinery - 2.5%
Actuant Corp. Class A	297,721	11,182
Navistar International Corp. (a)(d)	282,125	10,202
TriMas Corp. (a)	258,509	9,787
Wabtec Corp.	108,316	7,061
		38,232
Marine - 0.2%
DryShips, Inc. (a)(d)	1,435,497	3,948
Professional Services - 1.8%
Dun & Bradstreet Corp.	102,094	11,107
Huron Consulting Group, Inc. (a)	53,995	3,162
Stantec, Inc.	232,800	13,834
		28,103
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	190,358	9,006
DXP Enterprises, Inc. (a)	189,750	17,438
Kaman Corp.	209,000	7,771
Titan Machinery, Inc. (a)(d)	220,922	3,897
Watsco, Inc.	113,694	10,834
		48,946
TOTAL INDUSTRIALS		245,338
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	975,528	18,301
Finisar Corp. (a)	87,501	2,013
Ixia (a)	448,446	6,359
Polycom, Inc. (a)	551,971	5,740
Radware Ltd. (a)	384,866	5,761
Riverbed Technology, Inc. (a)	375,766	5,569
		43,743
Computers & Peripherals - 2.6%
Cray, Inc. (a)	240,993	5,389
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Datalink Corp. (a)	501,075	$ 5,146
Electronics for Imaging, Inc. (a)	173,439	5,951
Quantum Corp. (a)	5,049,141	6,261
Silicon Graphics International Corp. (a)	610,057	7,790
Super Micro Computer, Inc. (a)	744,655	10,366
		40,903
Electronic Equipment & Components - 0.5%
Neonode, Inc. (a)	466,097	2,522
TTM Technologies, Inc. (a)	597,407	5,227
		7,749
Internet Software & Services - 3.3%
Bankrate, Inc. (a)	482,634	8,128
Demand Media, Inc. (a)	442,377	2,115
Digital River, Inc. (a)	197,586	3,525
EarthLink, Inc.	755,305	3,822
LivePerson, Inc. (a)	611,285	5,709
Move, Inc. (a)	385,377	6,540
Points International Ltd. (a)	309,611	6,582
Rackspace Hosting, Inc. (a)	136,783	7,007
Unwired Planet, Inc.	714,321	1,157
Web.com Group, Inc. (a)	215,495	5,808
		50,393
IT Services - 4.3%
EPAM Systems, Inc. (a)	155,200	5,815
Euronet Worldwide, Inc. (a)	439,202	19,061
ExlService Holdings, Inc. (a)	344,238	9,952
Heartland Payment Systems, Inc. (d)	161,580	6,536
InterXion Holding N.V. (a)	400,019	8,984
Sapient Corp. (a)	616,299	9,744
ServiceSource International, Inc. (a)	626,124	6,775
		66,867
Semiconductors & Semiconductor Equipment - 1.2%
Atmel Corp. (a)	498,003	3,625
Monolithic Power Systems, Inc.	138,023	4,395
Skyworks Solutions, Inc. (a)	407,442	10,504
		18,524
Software - 2.6%
Ellie Mae, Inc. (a)	113,874	3,291
Nuance Communications, Inc. (a)	442,797	6,890
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	298,322	$ 8,269
Rovi Corp. (a)	361,341	6,056
SS&C Technologies Holdings, Inc. (a)	160,987	6,327
Synchronoss Technologies, Inc. (a)	281,686	9,752
		40,585
TOTAL INFORMATION TECHNOLOGY		268,764
MATERIALS - 4.9%
Chemicals - 2.5%
Axiall Corp.	306,493	11,920
Cabot Corp.	244,606	11,401
Kronos Worldwide, Inc. (d)	487,365	7,559
PolyOne Corp.	300,199	9,096
		39,976
Construction Materials - 0.4%
Eagle Materials, Inc.	81,034	6,078
Containers & Packaging - 0.3%
Silgan Holdings, Inc.	100,183	4,515
Metals & Mining - 1.7%
Carpenter Technology Corp.	127,886	7,587
Royal Gold, Inc.	39,647	1,905
Walter Energy, Inc. (d)	301,250	4,787
Worthington Industries, Inc.	303,998	12,324
		26,603
TOTAL MATERIALS		77,172
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	2,829,372	6,790
UTILITIES - 2.6%
Electric Utilities - 2.2%
Allete, Inc.	114,279	5,775
Cleco Corp.	183,300	8,494
El Paso Electric Co.	142,120	4,998
PNM Resources, Inc.	308,969	7,391
Portland General Electric Co.	245,818	7,055
		33,713
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.4%
Atmos Energy Corp.	148,248	$ 6,563
TOTAL UTILITIES		40,276
TOTAL COMMON STOCKS (Cost $1,269,420)		1,514,249
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 11/7/13 to 1/2/14 (e) (Cost $610)	$ 610	610
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	60,158,870	60,159
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	77,626,425	77,626
TOTAL MONEY MARKET FUNDS (Cost $137,785)		137,785
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,407,815)		1,652,644
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(96,115)
NET ASSETS - 100%		$ 1,556,529
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
51 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	$ 5,599	$ 131
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $355,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	585
Total	$ 643
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 203,597	$ 203,597	$ -	$ -
Consumer Staples	55,844	55,844	-	-
Energy	96,586	96,586	-	-
Financials	345,275	345,275	-	-
Health Care	174,607	172,111	2,496	-
Industrials	245,338	245,338	-	-
Information Technology	268,764	268,764	-	-
Materials	77,172	77,172	-	-
Telecommunication Services	6,790	6,790	-	-
Utilities	40,276	40,276	-	-
U.S. Government and Government Agency Obligations	610	-	610	-
Money Market Funds	137,785	137,785	-	-
Total Investments in Securities:	$ 1,652,644	$ 1,649,538	$ 3,106	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 131	$ 131	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 131	$ -
Total Value of Derivatives	$ 131	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $74,465) - See accompanying schedule: Unaffiliated issuers (cost $1,270,030)	$ 1,514,859
Fidelity Central Funds (cost $137,785)	137,785
Total Investments (cost $1,407,815)		$ 1,652,644
Receivable for investments sold		24,723
Receivable for fund shares sold		903
Dividends receivable		592
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		5
Other receivables		24
Total assets		1,678,920

Liabilities
Payable to custodian bank	$ 448
Payable for investments purchased	42,318
Payable for fund shares redeemed	875
Accrued management fee	677
Distribution and service plan fees payable	5
Payable for daily variation margin for derivative instruments	44
Other affiliated payables	328
Other payables and accrued expenses	70
Collateral on securities loaned, at value	77,626
Total liabilities		122,391

Net Assets		$ 1,556,529
Net Assets consist of:
Paid in capital		$ 1,238,436
Distributions in excess of net investment income		(2,095)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,226
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		244,962
Net Assets		$ 1,556,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,885 ÷ 311.38 shares)	$ 25.32

Maximum offering price per share (100/94.25 of $25.32)	$ 26.86
Class T: Net Asset Value and redemption price per share ($1,880 ÷ 75.28 shares)	$ 24.97

Maximum offering price per share (100/96.50 of $24.97)	$ 25.88
Class B: Net Asset Value and offering price per share ($307 ÷ 12.59 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($3,252 ÷ 133.74 shares)A	$ 24.32

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,487,345 ÷ 58,012.94 shares)	$ 25.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,860 ÷ 2,174.70 shares)	$ 25.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 15,219
Income from Fidelity Central Funds		643
Total income		15,862

Expenses
Management fee Basic fee	$ 8,616
Performance adjustment	628
Transfer agent fees	3,407
Distribution and service plan fees	47
Accounting and security lending fees	456
Custodian fees and expenses	71
Independent trustees' compensation	8
Registration fees	90
Audit	56
Legal	5
Miscellaneous	12
Total expenses before reductions	13,396
Expense reductions	(322)	13,074
Net investment income (loss)		2,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,496
Foreign currency transactions	7
Futures contracts	1,439
Total net realized gain (loss)		154,942
Change in net unrealized appreciation (depreciation) on: Investment securities	225,480
Assets and liabilities in foreign currencies	2
Futures contracts	131
Total change in net unrealized appreciation (depreciation)		225,613
Net gain (loss)		380,555
Net increase (decrease) in net assets resulting from operations		$ 383,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,788	$ 3,050
Net realized gain (loss)	154,942	190,469
Change in net unrealized appreciation (depreciation)	225,613	(49,052)
Net increase (decrease) in net assets resulting from operations	383,343	144,467
Distributions to shareholders from net investment income	(6,660)	-
Distributions to shareholders from net realized gain	(462)	-
Total distributions	(7,122)	-
Share transactions - net increase (decrease)	(176,937)	(502,681)
Redemption fees	96	299
Total increase (decrease) in net assets	199,380	(357,915)

Net Assets
Beginning of period	1,357,149	1,715,064
End of period (including distributions in excess of net investment income of $2,095 and undistributed net investment income of $2,357, respectively)	$ 1,556,529	$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Income from Investment Operations
Net investment income (loss) C	(.02)	(.02)	- G, J	(.01) H	- J
Net realized and unrealized gain (loss)	5.98	1.55	1.73	3.68	1.31
Total from investment operations	5.96	1.53	1.73	3.67	1.31
Distributions from net investment income	(.04)	-	(.07)	- J	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.04) K	-	(.07)	- J	(.02)
Redemption fees added to paid in capital C	- J	- J	.01	- J	- J
Net asset value, end of period	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Total Return A, B	30.81%	8.56%	10.71%	29.32%	11.69%
Ratios to Average Net Assets D, I
Expenses before reductions	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of fee waivers, if any	1.22%	1.37%	1.15%	1.00%	1.03%
Expenses net of all reductions	1.20%	1.36%	1.14%	.99%	1.01%
Net investment income (loss)	(.09)%	(.10)%	-% F, G	(.07)% H	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 4	$ 3	$ 3
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Income from Investment Operations
Net investment income (loss) C	(.08)	(.07)	(.05) F	(.05) G	(.03)
Net realized and unrealized gain (loss)	5.90	1.54	1.70	3.67	1.30
Total from investment operations	5.82	1.47	1.65	3.62	1.27
Distributions from net investment income	-	-	(.05)	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Total Return A, B	30.39%	8.31%	10.34%	29.08%	11.42%
Ratios to Average Net Assets D, H
Expenses before reductions	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of fee waivers, if any	1.51%	1.64%	1.42%	1.27%	1.30%
Expenses net of all reductions	1.49%	1.63%	1.41%	1.26%	1.29%
Net investment income (loss)	(.38)%	(.37)%	(.27)% F	(.33)% G	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,880	$ 1,073	$ 1,539	$ 723	$ 550
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Income from Investment Operations
Net investment income (loss) C	(.19)	(.16)	(.14) F	(.12) G	(.08)
Net realized and unrealized gain (loss)	5.78	1.52	1.69	3.63	1.30
Total from investment operations	5.59	1.36	1.55	3.51	1.22
Distributions from net investment income	-	-	-	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Total Return A, B	29.75%	7.80%	9.83%	28.40%	10.92%
Ratios to Average Net Assets D, H
Expenses before reductions	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of fee waivers, if any	1.99%	2.12%	1.90%	1.76%	1.77%
Expenses net of all reductions	1.97%	2.11%	1.90%	1.75%	1.75%
Net investment income (loss)	(.86)%	(.85)%	(.76)% F	(.82)% G	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 225	$ 246	$ 220	$ 219
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Income from Investment Operations
Net investment income (loss) C	(.19)	(.16)	(.14) F	(.12) G	(.09)
Net realized and unrealized gain (loss)	5.78	1.51	1.69	3.61	1.31
Total from investment operations	5.59	1.35	1.55	3.49	1.22
Distributions from net investment income	-	-	-	-	(.01)
Redemption fees added to paid in capital C	- I	- I	.01	- I	- I
Net asset value, end of period	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Total Return A, B	29.85%	7.77%	9.86%	28.30%	10.96%
Ratios to Average Net Assets D, H
Expenses before reductions	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of fee waivers, if any	1.98%	2.12%	1.90%	1.75%	1.76%
Expenses net of all reductions	1.96%	2.11%	1.89%	1.74%	1.75%
Net investment income (loss)	(.85)%	(.85)%	(.76)% F	(.81)% G	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,252	$ 1,504	$ 1,370	$ 820	$ 428
Portfolio turnover rate E	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector Small Cap

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Income from Investment Operations
Net investment income (loss) B	.04	.04	.05 E	.03 F	.02
Net realized and unrealized gain (loss)	6.06	1.56	1.74	3.72	1.33
Total from investment operations	6.10	1.60	1.79	3.75	1.35
Distributions from net investment income	(.10)	-	(.10)	(.01)	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.11)	-	(.10)	(.01)	(.02)
Redemption fees added to paid in capital B	- H	- H	.01	- H	- H
Net asset value, end of period	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Total Return A	31.20%	8.86%	11.03%	29.75%	12.05%
Ratios to Average Net Assets C, G
Expenses before reductions	.94%	1.07%	.85%	.73%	.77%
Expenses net of fee waivers, if any	.93%	1.07%	.85%	.73%	.77%
Expenses net of all reductions	.91%	1.06%	.85%	.72%	.75%
Net investment income (loss)	.20%	.20%	.29% E	.21% F	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,487	$ 1,311	$ 1,698	$ 1,406	$ 1,379
Portfolio turnover rate D	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Income from Investment Operations
Net investment income (loss) B	.05	.04	.05 E	.05 F	.04
Net realized and unrealized gain (loss)	6.06	1.61	1.74	3.72	1.32
Total from investment operations	6.11	1.65	1.79	3.77	1.36
Distributions from net investment income	(.14)	-	(.12)	(.01)	(.02)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.14) I	-	(.12)	(.01)	(.02)
Redemption fees added to paid in capital B	- H	- H	.01	- H	- H
Net asset value, end of period	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Total Return A	31.22%	9.13%	10.99%	29.89%	12.14%
Ratios to Average Net Assets C, G
Expenses before reductions	.91%	1.06%	.86%	.63%	.63%
Expenses net of fee waivers, if any	.91%	1.06%	.86%	.63%	.63%
Expenses net of all reductions	.89%	1.05%	.85%	.62%	.62%
Net investment income (loss)	.22%	.21%	.29% E	.31% F	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,860	$ 39,592	$ 10,038	$ 680	$ 413
Portfolio turnover rate D	79%	61%	73%	138%	135%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 301,316,031
Gross unrealized depreciation	(56,535,157)
Net unrealized appreciation (depreciation) on securities and other investments	$ 244,780,874

Tax Cost	$ 1,407,862,981

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term gain	$ 75,405,616
Net unrealized appreciation (depreciation)	$ 244,783,158

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 7,121,913	$ -

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,439,289 and a change in net unrealized appreciation (depreciation) of $131,346 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,096,216,439 and $1,283,749,665, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 14,111	$ 2,222
Class T	.25%	.25%	6,214	-
Class B	.75%	.25%	2,651	1,998
Class C	.75%	.25%	23,635	3,441
			$ 46,611	$ 7,661

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,259
Class T	930
Class B*	16
Class C*	281
$ 4,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,626.28
Class T	3,946.32
Class B	798.30
Class C	6,896.29
Stock Selector Small Cap	3,281,622.24
Institutional Class	97,999.22
	$ 3,406,887

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36,344 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,060 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $824,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any

Annual Report

8. Security Lending - continued

lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $584,548, including $28,080 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $305,292 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,870.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 7,801	$ -
Stock Selector Small Cap	6,380,622	-
Institutional Class	271,081	-
Total	$ 6,659,504	$ -
From net realized gain
Class A	$ 1,477	$ -
Stock Selector Small Cap	446,989	-
Institutional Class	13,943	-
Total	$ 462,409	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	163,153	67,380	$ 3,696,687	$ 1,259,708
Reinvestment of distributions	456	-	8,874	-
Shares redeemed	(61,714)	(98,140)	(1,367,004)	(1,883,409)
Net increase (decrease)	101,895	(30,760)	$ 2,338,557	$ (623,701)
Class T
Shares sold	33,768	21,703	$ 783,985	$ 403,605
Shares redeemed	(14,556)	(52,662)	(300,382)	(988,816)
Net increase (decrease)	19,212	(30,959)	$ 483,603	$ (585,211)
Class B
Shares sold	1,730	475	$ 39,262	$ 8,561
Shares redeemed	(1,139)	(2,588)	(25,744)	(48,635)
Net increase (decrease)	591	(2,113)	$ 13,518	$ (40,074)
Class C
Shares sold	87,409	22,125	$ 1,873,875	$ 401,995
Shares redeemed	(33,971)	(20,647)	(724,285)	(381,653)
Net increase (decrease)	53,438	1,478	$ 1,149,590	$ 20,342
Stock Selector Small Cap
Shares sold	7,298,687	9,673,161	$ 165,946,998	$ 183,426,126
Reinvestment of distributions	341,495	-	6,696,448	-
Shares redeemed	(16,324,984)	(37,048,256)	(358,407,459)	(710,455,997)
Net increase (decrease)	(8,684,802)	(27,375,095)	$ (185,764,013)	$ (527,029,871)
Institutional Class
Shares sold	569,460	2,802,215	$ 13,878,958	$ 52,718,967
Reinvestment of distributions	14,320	-	281,150	-
Shares redeemed	(416,797)	(1,350,009)	(9,319,039)	(27,142,424)
Net increase (decrease)	166,983	1,452,206	$ 4,841,069	$ 25,576,543

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector Small Cap Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Stock Selector Small Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/09/13	12/06/13	$0.016	$1.25

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013 $77,586,766, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in March 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Small Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T and Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ASCSI-UANN-1213
1.843142.106

Fidelity®

Disciplined Equity

Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Disciplined Equity Fund	30.80%	12.37%	6.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Keith Quinton and Alex Devereaux, who joined Quinton as Co-Portfolio Manager of Fidelity® Disciplined Equity Fund on January 1, 2013: For the year, the fund's Retail Class shares returned 30.80%, solidly outperforming the S&P 500®. Both our quant and fundamental research models fared well, with value stocks leading the way and market momentum adding a nice boost. Beginning in January, we made some beneficial changes to the portfolio, paring its total number of holdings, shrinking the fund's international exposure to reduce country and currency risk, and tightening the degree of our stock overweightings against the index, while adding some flexibility around sector weightings. The fund's top relative contributor was an out-of-benchmark stake in social media leader Facebook. Stock picks in consumer staples helped, especially a sizable overweighting in food & staples retailer Kroger, and a stake in alcohol distributor Constellation Brands, which we sold by period end. Conversely, results were crimped by weak stock picking in diversified financial services, including poor timing in Bank of America and credit card company Discover Financial Services. The fund also was hurt by a small cash position.

Note to shareholders: On January 1, 2014, Alex Devereaux will become sole Portfolio Manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Disciplined Equity	(.23)%**
Actual		$ 1,000.00	$ 1,132.80	$ (1.24)**
HypotheticalA		$ 1,000.00	$ 1,026.36	$ (1.17)**
Class K	(.38)%**
Actual		$ 1,000.00	$ 1,133.70	$ (2.04)**
HypotheticalA		$ 1,000.00	$ 1,027.12	$ (1.94)**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The annualized expense ratio and expenses paid during the period are negative due to the negative management fee performance adjustment. Without the performance adjustment, the annualized expense ratio and the expenses paid in the actual and hypothetical expense examples would have been as follows:

	Annualized Expense RatioB	Expenses Paid
Disciplined Equity	.76%
Actual		$ 4.08
HypotheticalA		$ 3.87
Class K	.65%
Actual		$ 3.49
HypotheticalA		$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.8
Chevron Corp.	2.8	0.0
The Walt Disney Co.	2.8	0.6
Berkshire Hathaway, Inc. Class B	2.7	2.3
QUALCOMM, Inc.	2.6	0.0
Google, Inc. Class A	2.6	1.9
Hewlett-Packard Co.	2.4	0.2
Microsoft Corp.	2.3	0.6
Lorillard, Inc.	2.3	0.0
Wells Fargo & Co.	2.2	1.4
	26.1
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	18.6
Consumer Discretionary	14.4	11.2
Financials	14.0	14.5
Consumer Staples	12.4	13.1
Health Care	11.6	11.3
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 98.2%		Stocks 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	5.5%	** Foreign investments	11.2%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.5%
Delphi Automotive PLC	67,184	$ 3,843
TRW Automotive Holdings Corp. (a)	216,560	16,266
		20,109
Hotels, Restaurants & Leisure - 0.6%
Bally Technologies, Inc. (a)	106,713	7,805
Media - 6.3%
CBS Corp. Class B	58,720	3,473
Comcast Corp. Class A	415,781	19,783
Lions Gate Entertainment Corp. (a)	309,744	10,711
The Walt Disney Co.	526,613	36,120
Time Warner, Inc.	175,600	12,071
		82,158
Specialty Retail - 2.9%
Best Buy Co., Inc.	413,400	17,694
GameStop Corp. Class A	51,702	2,834
O'Reilly Automotive, Inc. (a)	127,311	15,762
TJX Companies, Inc.	27,400	1,666
		37,956
Textiles, Apparel & Luxury Goods - 3.1%
Deckers Outdoor Corp. (a)(d)	158,032	10,877
G-III Apparel Group Ltd. (a)	69,918	3,966
Hanesbrands, Inc.	381,483	25,987
		40,830
TOTAL CONSUMER DISCRETIONARY		188,858
CONSUMER STAPLES - 12.4%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	441,139	18,409
The Coca-Cola Co.	42,737	1,691
		20,100
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	362,019	22,539
Kroger Co.	670,136	28,709
		51,248
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.5%
Kellogg Co.	368,192	$ 23,288
Mondelez International, Inc.	279,988	9,419
		32,707
Household Products - 2.2%
Procter & Gamble Co.	358,200	28,925
Tobacco - 2.3%
Lorillard, Inc.	585,278	29,855
TOTAL CONSUMER STAPLES		162,835
ENERGY - 10.5%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	50,739	2,925
National Oilwell Varco, Inc.	154,302	12,526
		15,451
Oil, Gas & Consumable Fuels - 9.3%
Apache Corp.	321,877	28,583
Chevron Corp.	303,839	36,449
Exxon Mobil Corp.	494,651	44,330
Valero Energy Corp.	291,200	11,989
		121,351
TOTAL ENERGY		136,802
FINANCIALS - 14.0%
Commercial Banks - 2.5%
PNC Financial Services Group, Inc.	42,794	3,147
Wells Fargo & Co.	685,522	29,265
		32,412
Consumer Finance - 1.4%
SLM Corp.	698,002	17,708
Diversified Financial Services - 6.7%
Bank of America Corp.	471,011	6,575
Berkshire Hathaway, Inc. Class B (a)	305,500	35,157
Citigroup, Inc.	579,534	28,270
JPMorgan Chase & Co.	343,276	17,692
		87,694
Insurance - 3.4%
American International Group, Inc.	232,571	12,012
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd.	630,923	$ 12,934
Everest Re Group Ltd.	130,517	20,066
The Travelers Companies, Inc.	1,731	149
		45,161
TOTAL FINANCIALS		182,975
HEALTH CARE - 11.6%
Biotechnology - 2.2%
Amgen, Inc.	111,761	12,964
Biogen Idec, Inc. (a)	65,556	16,008
		28,972
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	288,623	9,735
Boston Scientific Corp. (a)	2,262,668	26,451
		36,186
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (a)	210,192	13,141
McKesson Corp.	97,751	15,282
		28,423
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	64,589	6,316
Pharmaceuticals - 4.0%
Actavis PLC (a)	147,368	22,780
Johnson & Johnson	51,800	4,797
Mylan, Inc. (a)	656,170	24,849
		52,426
TOTAL HEALTH CARE		152,323
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.2%
The Boeing Co.	117,160	15,289
Airlines - 1.1%
Delta Air Lines, Inc.	531,120	14,011
Commercial Services & Supplies - 1.5%
KAR Auction Services, Inc.	167,278	4,972
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co. (d)	575,119	$ 10,680
Republic Services, Inc.	138,350	4,631
		20,283
Industrial Conglomerates - 1.3%
Danaher Corp.	240,100	17,309
Machinery - 1.7%
Manitowoc Co., Inc.	417,959	8,133
Oshkosh Truck Corp.	86,631	4,123
Terex Corp. (a)	295,889	10,341
		22,597
Professional Services - 1.7%
Manpower, Inc.	279,541	21,832
TOTAL INDUSTRIALS		111,321
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 5.2%
Brocade Communications Systems, Inc. (a)	951,282	7,629
Cisco Systems, Inc.	1,203,800	27,086
QUALCOMM, Inc.	489,947	34,037
		68,752
Computers & Peripherals - 4.6%
Apple, Inc.	54,648	28,545
Hewlett-Packard Co.	1,283,457	31,278
		59,823
Internet Software & Services - 3.2%
Facebook, Inc. Class A (a)	172,592	8,674
Google, Inc. Class A (a)	33,000	34,009
		42,683
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	149,584	13,003
Computer Sciences Corp.	127,510	6,281
Fidelity National Information Services, Inc.	105,509	5,144
IBM Corp.	87,500	15,681
		40,109
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. (a)	129,765	2,294
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.0%
Microsoft Corp.	866,060	$ 30,615
Solera Holdings, Inc.	150,456	8,459
		39,074
TOTAL INFORMATION TECHNOLOGY		252,735
MATERIALS - 2.3%
Chemicals - 0.4%
CF Industries Holdings, Inc.	22,494	4,850
Containers & Packaging - 1.9%
Rock-Tenn Co. Class A	234,953	25,142
TOTAL MATERIALS		29,992
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. (d)	366,015	1,614
Verizon Communications, Inc.	348,100	17,583
		19,197
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	226,325	6,276
TOTAL TELECOMMUNICATION SERVICES		25,473
UTILITIES - 3.2%
Electric Utilities - 2.1%
ITC Holdings Corp.	27,900	2,806
NextEra Energy, Inc.	290,211	24,595
		27,401
Independent Power Producers & Energy Traders - 1.1%
The AES Corp.	1,033,900	14,568
TOTAL UTILITIES		41,969
TOTAL COMMON STOCKS (Cost $1,155,688)		1,285,283
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	23,245,028	$ 23,245
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	16,557,350	16,557
TOTAL MONEY MARKET FUNDS (Cost $39,802)		39,802
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,195,490)		1,325,085
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,151)
NET ASSETS - 100%		$ 1,308,934
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 122
Fidelity Securities Lending Cash Central Fund	123
Total	$ 245
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $16,389) - See accompanying schedule: Unaffiliated issuers (cost $1,155,688)	$ 1,285,283
Fidelity Central Funds (cost $39,802)	39,802
Total Investments (cost $1,195,490)		$ 1,325,085
Receivable for investments sold		128
Receivable for fund shares sold		298
Dividends receivable		612
Distributions receivable from Fidelity Central Funds		7
Receivable from investment adviser		303
Other receivables		382
Total assets		1,326,815

Liabilities
Payable for investments purchased	$ 99
Payable for fund shares redeemed	648
Other affiliated payables	199
Other payables and accrued expenses	378
Collateral on securities loaned, at value	16,557
Total liabilities		17,881

Net Assets		$ 1,308,934
Net Assets consist of:
Paid in capital		$ 1,379,035
Undistributed net investment income		24,966
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(224,662)
Net unrealized appreciation (depreciation) on investments		129,595
Net Assets		$ 1,308,934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,156,030 ÷ 36,929 shares)	$ 31.30

Class K: Net Asset Value, offering price and redemption price per share ($152,904 ÷ 4,887 shares)	$ 31.29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 47,561
Interest		1
Income from Fidelity Central Funds		245
Total income		47,807

Expenses
Management fee Basic fee	$ 13,654
Performance adjustment	(16,318)
Transfer agent fees	3,116
Accounting and security lending fees	674
Custodian fees and expenses	80
Independent trustees' compensation	19
Registration fees	40
Audit	67
Legal	16
Miscellaneous	50
Total expenses before reductions	1,398
Expense reductions	(1,871)	(473)
Net investment income (loss)		48,280
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	399,966
Redemption in-kind with affiliated entities	306,870
Foreign currency transactions	(230)
Futures contracts	5,503
Total net realized gain (loss)		712,109
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,085)
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		(129,080)
Net gain (loss)		583,029
Net increase (decrease) in net assets resulting from operations		$ 631,309

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,280	$ 151,982
Net realized gain (loss)	712,109	764,709
Change in net unrealized appreciation (depreciation)	(129,080)	252,550
Net increase (decrease) in net assets resulting from operations	631,309	1,169,241
Distributions to shareholders from net investment income	(126,307)	(149,685)
Share transactions - net increase (decrease)	(6,067,436)	(4,169,470)
Total increase (decrease) in net assets	(5,562,434)	(3,149,914)

Net Assets
Beginning of period	6,871,368	10,021,282
End of period (including undistributed net investment income of $24,966 and undistributed net investment income of $105,140, respectively)	$ 1,308,934	$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Disciplined Equity

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Income from Investment Operations
Net investment income (loss) B	.53	.40	.28	.18	.24
Net realized and unrealized gain (loss)	6.85	2.59	.05	1.99	.96
Total from investment operations	7.38	2.99	.33	2.17	1.20
Distributions from net investment income	(.55)	(.31)	(.21)	(.22)	(.26)
Net asset value, end of period	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72
Total Return A	30.80%	13.95%	1.51%	11.05%	6.64%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.54%	.59%	.70%	.84%
Expenses net of fee waivers, if any	.07%	.54%	.59%	.70%	.84%
Expenses net of all reductions	(.01)% F	.52%	.58%	.68%	.83%
Net investment income (loss)	1.97%	1.72%	1.22%	.85%	1.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,156	$ 3,948	$ 7,233	$ 8,943	$ 10,530
Portfolio turnover rate D	156%	147%	153%	146%	200%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.05% and the total return would have been 30.74%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Income from Investment Operations
Net investment income (loss) B	.61	.43	.31	.22	.28
Net realized and unrealized gain (loss)	6.79	2.60	.06	1.99	.96
Total from investment operations	7.40	3.03	.37	2.21	1.24
Distributions from net investment income	(.60)	(.35)	(.25)	(.26)	(.29)
Net asset value, end of period	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74
Total Return A	30.96%	14.14%	1.68%	11.25%	6.92%
Ratios to Average Net Assets C, E
Expenses before reductions	(.18)% F	.39%	.43%	.52%	.61%
Expenses net of fee waivers, if any	(.18)% F	.39%	.43%	.52%	.61%
Expenses net of all reductions	(.26)% F, G	.37%	.42%	.51%	.60%
Net investment income (loss)	2.22%	1.87%	1.38%	1.03%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 131	$ 95	$ 141	$ 184
Portfolio turnover rate D	156%	147%	153%	146%	200%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

G The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (0.20)% and the total return would have been 30.90%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through May 30, 2013 and all outstanding shares were redeemed by May 30, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,793
Gross unrealized depreciation	(11,223)
Net unrealized appreciation (depreciation) on securities and other investments	$ 128,570

Tax Cost	$ 1,196,515

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 35,448
Capital loss carryforward	$ (233,802)
Net unrealized appreciation (depreciation)	$ 128,571

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (233,802)

Due to large redemptions in May 2013, $1,091,282 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year. As a result, at least $857,480 of these losses will expire unused and is not included in the table above.

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 126,307	$ 149,685

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $5,503 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,996,443 and $9,906,694, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± ..20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was (.11)% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods. The total management fee rate for each class varied from the total fund rate due to the timing of performance adjustments in relation to fluctuations in the assets of each class during the period.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Disciplined Equity	$ 3,045.18
Class K	71.05
	$ 3,116

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $117 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,687.43%		$ -*

* Amount represents eighty dollars

Redemptions In-Kind. During the period, 182,076 shares of the Fund held by affiliated entities were redeemed for investments with a value of $4,434,339. The net realized gain of $306,870 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the

Annual Report

8. Security Lending - continued

market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $123, and includes $9 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $378 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $1,491.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013 A	2012
From net investment income
Disciplined Equity	$ 70,124	$ 100,145
Class K	3,282	1,554
Class F	52,901	47,986
Total	$ 126,307	$ 149,685

A All Class F shares were redeemed on May 30, 2013.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013 A	2012	2013 A	2012
Disciplined Equity
Shares sold	2,925	11,526	$ 76,088	$ 264,379
Reinvestment of distributions	2,833	4,640	68,826	99,208
Shares redeemed	(130,151) B	(186,807)	(3,312,493) B	(4,297,497)
Net increase (decrease)	(124,393)	(170,641)	$ (3,167,579)	$ (3,933,910)
Class K
Shares sold	807	3,039	$ 21,451	$ 69,662
Reinvestment of distributions	135	73	3,282	1,554
Shares redeemed	(1,413)	(2,124)	(38,718)	(49,699)
Net increase (decrease)	(471)	988	$ (13,985)	$ 21,517
Class F
Shares sold	5,456	60,590	$ 135,601	$ 1,374,571
Reinvestment of distributions	2,182	2,248	52,901	47,986
Shares redeemed	(121,733) B	(72,255)	(3,074,374) B	(1,679,634)
Net increase (decrease)	(114,095)	(9,417)	$ (2,885,872)	$ (257,077)

A All Class F shares were redeemed on May 30, 2013.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Disciplined Equity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Disciplined Equity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Disciplined Equity	12/09/13	12/06/13	$0.691	$0.266

Disciplined Equity designates 100% and 88% of the dividends distributed in November and December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Disciplined Equity designates 100% of the dividends distributed in November and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Disciplined Equity Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-UANN-1213
1.784777.110

Fidelity®

Disciplined Equity

Fund -
Class K

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class KA	30.96%	12.57%	6.60%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Disciplined Equity Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund - Class K on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote above for additional information regarding the performance ofClass K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Keith Quinton and Alex Devereaux, who joined Quinton as Co-Portfolio Manager of Fidelity® Disciplined Equity Fund on January 1, 2013: For the year, the fund's Class K shares returned 30.96%, solidly outperforming the S&P 500®. Both our quant and fundamental research models fared well, with value stocks leading the way and market momentum adding a nice boost. Beginning in January, we made some beneficial changes to the portfolio, paring its total number of holdings, shrinking the fund's international exposure to reduce country and currency risk, and tightening the degree of our stock overweightings against the index, while adding some flexibility around sector weightings. The fund's top relative contributor was an out-of-benchmark stake in social media leader Facebook. Stock picks in consumer staples helped, especially a sizable overweighting in food & staples retailer Kroger, and a stake in alcohol distributor Constellation Brands, which we sold by period end. Conversely, results were crimped by weak stock picking in diversified financial services, including poor timing in Bank of America and credit card company Discover Financial Services. The fund also was hurt by a small cash position.

Note to shareholders: On January 1, 2014, Alex Devereaux will become sole Portfolio Manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Disciplined Equity	(.23)%**
Actual		$ 1,000.00	$ 1,132.80	$ (1.24)**
HypotheticalA		$ 1,000.00	$ 1,026.36	$ (1.17)**
Class K	(.38)%**
Actual		$ 1,000.00	$ 1,133.70	$ (2.04)**
HypotheticalA		$ 1,000.00	$ 1,027.12	$ (1.94)**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The annualized expense ratio and expenses paid during the period are negative due to the negative management fee performance adjustment. Without the performance adjustment, the annualized expense ratio and the expenses paid in the actual and hypothetical expense examples would have been as follows:

	Annualized Expense RatioB	Expenses Paid
Disciplined Equity	.76%
Actual		$ 4.08
HypotheticalA		$ 3.87
Class K	.65%
Actual		$ 3.49
HypotheticalA		$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.8
Chevron Corp.	2.8	0.0
The Walt Disney Co.	2.8	0.6
Berkshire Hathaway, Inc. Class B	2.7	2.3
QUALCOMM, Inc.	2.6	0.0
Google, Inc. Class A	2.6	1.9
Hewlett-Packard Co.	2.4	0.2
Microsoft Corp.	2.3	0.6
Lorillard, Inc.	2.3	0.0
Wells Fargo & Co.	2.2	1.4
	26.1
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	18.6
Consumer Discretionary	14.4	11.2
Financials	14.0	14.5
Consumer Staples	12.4	13.1
Health Care	11.6	11.3
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 98.2%		Stocks 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	5.5%	** Foreign investments	11.2%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.5%
Delphi Automotive PLC	67,184	$ 3,843
TRW Automotive Holdings Corp. (a)	216,560	16,266
		20,109
Hotels, Restaurants & Leisure - 0.6%
Bally Technologies, Inc. (a)	106,713	7,805
Media - 6.3%
CBS Corp. Class B	58,720	3,473
Comcast Corp. Class A	415,781	19,783
Lions Gate Entertainment Corp. (a)	309,744	10,711
The Walt Disney Co.	526,613	36,120
Time Warner, Inc.	175,600	12,071
		82,158
Specialty Retail - 2.9%
Best Buy Co., Inc.	413,400	17,694
GameStop Corp. Class A	51,702	2,834
O'Reilly Automotive, Inc. (a)	127,311	15,762
TJX Companies, Inc.	27,400	1,666
		37,956
Textiles, Apparel & Luxury Goods - 3.1%
Deckers Outdoor Corp. (a)(d)	158,032	10,877
G-III Apparel Group Ltd. (a)	69,918	3,966
Hanesbrands, Inc.	381,483	25,987
		40,830
TOTAL CONSUMER DISCRETIONARY		188,858
CONSUMER STAPLES - 12.4%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	441,139	18,409
The Coca-Cola Co.	42,737	1,691
		20,100
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	362,019	22,539
Kroger Co.	670,136	28,709
		51,248
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.5%
Kellogg Co.	368,192	$ 23,288
Mondelez International, Inc.	279,988	9,419
		32,707
Household Products - 2.2%
Procter & Gamble Co.	358,200	28,925
Tobacco - 2.3%
Lorillard, Inc.	585,278	29,855
TOTAL CONSUMER STAPLES		162,835
ENERGY - 10.5%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	50,739	2,925
National Oilwell Varco, Inc.	154,302	12,526
		15,451
Oil, Gas & Consumable Fuels - 9.3%
Apache Corp.	321,877	28,583
Chevron Corp.	303,839	36,449
Exxon Mobil Corp.	494,651	44,330
Valero Energy Corp.	291,200	11,989
		121,351
TOTAL ENERGY		136,802
FINANCIALS - 14.0%
Commercial Banks - 2.5%
PNC Financial Services Group, Inc.	42,794	3,147
Wells Fargo & Co.	685,522	29,265
		32,412
Consumer Finance - 1.4%
SLM Corp.	698,002	17,708
Diversified Financial Services - 6.7%
Bank of America Corp.	471,011	6,575
Berkshire Hathaway, Inc. Class B (a)	305,500	35,157
Citigroup, Inc.	579,534	28,270
JPMorgan Chase & Co.	343,276	17,692
		87,694
Insurance - 3.4%
American International Group, Inc.	232,571	12,012
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd.	630,923	$ 12,934
Everest Re Group Ltd.	130,517	20,066
The Travelers Companies, Inc.	1,731	149
		45,161
TOTAL FINANCIALS		182,975
HEALTH CARE - 11.6%
Biotechnology - 2.2%
Amgen, Inc.	111,761	12,964
Biogen Idec, Inc. (a)	65,556	16,008
		28,972
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	288,623	9,735
Boston Scientific Corp. (a)	2,262,668	26,451
		36,186
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (a)	210,192	13,141
McKesson Corp.	97,751	15,282
		28,423
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	64,589	6,316
Pharmaceuticals - 4.0%
Actavis PLC (a)	147,368	22,780
Johnson & Johnson	51,800	4,797
Mylan, Inc. (a)	656,170	24,849
		52,426
TOTAL HEALTH CARE		152,323
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.2%
The Boeing Co.	117,160	15,289
Airlines - 1.1%
Delta Air Lines, Inc.	531,120	14,011
Commercial Services & Supplies - 1.5%
KAR Auction Services, Inc.	167,278	4,972
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co. (d)	575,119	$ 10,680
Republic Services, Inc.	138,350	4,631
		20,283
Industrial Conglomerates - 1.3%
Danaher Corp.	240,100	17,309
Machinery - 1.7%
Manitowoc Co., Inc.	417,959	8,133
Oshkosh Truck Corp.	86,631	4,123
Terex Corp. (a)	295,889	10,341
		22,597
Professional Services - 1.7%
Manpower, Inc.	279,541	21,832
TOTAL INDUSTRIALS		111,321
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 5.2%
Brocade Communications Systems, Inc. (a)	951,282	7,629
Cisco Systems, Inc.	1,203,800	27,086
QUALCOMM, Inc.	489,947	34,037
		68,752
Computers & Peripherals - 4.6%
Apple, Inc.	54,648	28,545
Hewlett-Packard Co.	1,283,457	31,278
		59,823
Internet Software & Services - 3.2%
Facebook, Inc. Class A (a)	172,592	8,674
Google, Inc. Class A (a)	33,000	34,009
		42,683
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	149,584	13,003
Computer Sciences Corp.	127,510	6,281
Fidelity National Information Services, Inc.	105,509	5,144
IBM Corp.	87,500	15,681
		40,109
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. (a)	129,765	2,294
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.0%
Microsoft Corp.	866,060	$ 30,615
Solera Holdings, Inc.	150,456	8,459
		39,074
TOTAL INFORMATION TECHNOLOGY		252,735
MATERIALS - 2.3%
Chemicals - 0.4%
CF Industries Holdings, Inc.	22,494	4,850
Containers & Packaging - 1.9%
Rock-Tenn Co. Class A	234,953	25,142
TOTAL MATERIALS		29,992
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. (d)	366,015	1,614
Verizon Communications, Inc.	348,100	17,583
		19,197
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	226,325	6,276
TOTAL TELECOMMUNICATION SERVICES		25,473
UTILITIES - 3.2%
Electric Utilities - 2.1%
ITC Holdings Corp.	27,900	2,806
NextEra Energy, Inc.	290,211	24,595
		27,401
Independent Power Producers & Energy Traders - 1.1%
The AES Corp.	1,033,900	14,568
TOTAL UTILITIES		41,969
TOTAL COMMON STOCKS (Cost $1,155,688)		1,285,283
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	23,245,028	$ 23,245
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	16,557,350	16,557
TOTAL MONEY MARKET FUNDS (Cost $39,802)		39,802
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,195,490)		1,325,085
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,151)
NET ASSETS - 100%		$ 1,308,934
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 122
Fidelity Securities Lending Cash Central Fund	123
Total	$ 245
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $16,389) - See accompanying schedule: Unaffiliated issuers (cost $1,155,688)	$ 1,285,283
Fidelity Central Funds (cost $39,802)	39,802
Total Investments (cost $1,195,490)		$ 1,325,085
Receivable for investments sold		128
Receivable for fund shares sold		298
Dividends receivable		612
Distributions receivable from Fidelity Central Funds		7
Receivable from investment adviser		303
Other receivables		382
Total assets		1,326,815

Liabilities
Payable for investments purchased	$ 99
Payable for fund shares redeemed	648
Other affiliated payables	199
Other payables and accrued expenses	378
Collateral on securities loaned, at value	16,557
Total liabilities		17,881

Net Assets		$ 1,308,934
Net Assets consist of:
Paid in capital		$ 1,379,035
Undistributed net investment income		24,966
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(224,662)
Net unrealized appreciation (depreciation) on investments		129,595
Net Assets		$ 1,308,934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,156,030 ÷ 36,929 shares)	$ 31.30

Class K: Net Asset Value, offering price and redemption price per share ($152,904 ÷ 4,887 shares)	$ 31.29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 47,561
Interest		1
Income from Fidelity Central Funds		245
Total income		47,807

Expenses
Management fee Basic fee	$ 13,654
Performance adjustment	(16,318)
Transfer agent fees	3,116
Accounting and security lending fees	674
Custodian fees and expenses	80
Independent trustees' compensation	19
Registration fees	40
Audit	67
Legal	16
Miscellaneous	50
Total expenses before reductions	1,398
Expense reductions	(1,871)	(473)
Net investment income (loss)		48,280
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	399,966
Redemption in-kind with affiliated entities	306,870
Foreign currency transactions	(230)
Futures contracts	5,503
Total net realized gain (loss)		712,109
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,085)
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		(129,080)
Net gain (loss)		583,029
Net increase (decrease) in net assets resulting from operations		$ 631,309

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,280	$ 151,982
Net realized gain (loss)	712,109	764,709
Change in net unrealized appreciation (depreciation)	(129,080)	252,550
Net increase (decrease) in net assets resulting from operations	631,309	1,169,241
Distributions to shareholders from net investment income	(126,307)	(149,685)
Share transactions - net increase (decrease)	(6,067,436)	(4,169,470)
Total increase (decrease) in net assets	(5,562,434)	(3,149,914)

Net Assets
Beginning of period	6,871,368	10,021,282
End of period (including undistributed net investment income of $24,966 and undistributed net investment income of $105,140, respectively)	$ 1,308,934	$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Disciplined Equity

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Income from Investment Operations
Net investment income (loss) B	.53	.40	.28	.18	.24
Net realized and unrealized gain (loss)	6.85	2.59	.05	1.99	.96
Total from investment operations	7.38	2.99	.33	2.17	1.20
Distributions from net investment income	(.55)	(.31)	(.21)	(.22)	(.26)
Net asset value, end of period	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72
Total Return A	30.80%	13.95%	1.51%	11.05%	6.64%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.54%	.59%	.70%	.84%
Expenses net of fee waivers, if any	.07%	.54%	.59%	.70%	.84%
Expenses net of all reductions	(.01)% F	.52%	.58%	.68%	.83%
Net investment income (loss)	1.97%	1.72%	1.22%	.85%	1.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,156	$ 3,948	$ 7,233	$ 8,943	$ 10,530
Portfolio turnover rate D	156%	147%	153%	146%	200%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.05% and the total return would have been 30.74%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Income from Investment Operations
Net investment income (loss) B	.61	.43	.31	.22	.28
Net realized and unrealized gain (loss)	6.79	2.60	.06	1.99	.96
Total from investment operations	7.40	3.03	.37	2.21	1.24
Distributions from net investment income	(.60)	(.35)	(.25)	(.26)	(.29)
Net asset value, end of period	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74
Total Return A	30.96%	14.14%	1.68%	11.25%	6.92%
Ratios to Average Net Assets C, E
Expenses before reductions	(.18)% F	.39%	.43%	.52%	.61%
Expenses net of fee waivers, if any	(.18)% F	.39%	.43%	.52%	.61%
Expenses net of all reductions	(.26)% F, G	.37%	.42%	.51%	.60%
Net investment income (loss)	2.22%	1.87%	1.38%	1.03%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 131	$ 95	$ 141	$ 184
Portfolio turnover rate D	156%	147%	153%	146%	200%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

G The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (0.20)% and the total return would have been 30.90%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through May 30, 2013 and all outstanding shares were redeemed by May 30, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,793
Gross unrealized depreciation	(11,223)
Net unrealized appreciation (depreciation) on securities and other investments	$ 128,570

Tax Cost	$ 1,196,515

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 35,448
Capital loss carryforward	$ (233,802)
Net unrealized appreciation (depreciation)	$ 128,571

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (233,802)

Due to large redemptions in May 2013, $1,091,282 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year. As a result, at least $857,480 of these losses will expire unused and is not included in the table above.

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 126,307	$ 149,685

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $5,503 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,996,443 and $9,906,694, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± ..20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was (.11)% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods. The total management fee rate for each class varied from the total fund rate due to the timing of performance adjustments in relation to fluctuations in the assets of each class during the period.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Disciplined Equity	$ 3,045.18
Class K	71.05
	$ 3,116

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $117 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,687.43%		$ -*

* Amount represents eighty dollars

Redemptions In-Kind. During the period, 182,076 shares of the Fund held by affiliated entities were redeemed for investments with a value of $4,434,339. The net realized gain of $306,870 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the

Annual Report

8. Security Lending - continued

market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $123, and includes $9 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $378 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $1,491.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013 A	2012
From net investment income
Disciplined Equity	$ 70,124	$ 100,145
Class K	3,282	1,554
Class F	52,901	47,986
Total	$ 126,307	$ 149,685

A All Class F shares were redeemed on May 30, 2013.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013 A	2012	2013 A	2012
Disciplined Equity
Shares sold	2,925	11,526	$ 76,088	$ 264,379
Reinvestment of distributions	2,833	4,640	68,826	99,208
Shares redeemed	(130,151) B	(186,807)	(3,312,493) B	(4,297,497)
Net increase (decrease)	(124,393)	(170,641)	$ (3,167,579)	$ (3,933,910)
Class K
Shares sold	807	3,039	$ 21,451	$ 69,662
Reinvestment of distributions	135	73	3,282	1,554
Shares redeemed	(1,413)	(2,124)	(38,718)	(49,699)
Net increase (decrease)	(471)	988	$ (13,985)	$ 21,517
Class F
Shares sold	5,456	60,590	$ 135,601	$ 1,374,571
Reinvestment of distributions	2,182	2,248	52,901	47,986
Shares redeemed	(121,733) B	(72,255)	(3,074,374) B	(1,679,634)
Net increase (decrease)	(114,095)	(9,417)	$ (2,885,872)	$ (257,077)

A All Class F shares were redeemed on May 30, 2013.

B Amount includes in-kind redemptions (see Note 6: Redemptions In-kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Disciplined Equity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Disciplined Equity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/09/13	12/06/13	$0.732	$0.266

Class K designates 100% and 82% of the dividends distributed in November and December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% and 92% of the dividends distributed in November and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Disciplined Equity Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-K-UANN-1213
1.863074.105

Item 2. Code of Ethics

As of the end of the period, October 31, 2013, Fidelity Capital Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Stock Selector Small Cap Fund (the "Fund"):

Services Billed by Deloitte Entities

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Small Cap Fund	$43,000	$-	$4,800	$-

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Small Cap Fund	$42,000	$-	$4,600	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Focused Stock Fund, and Fidelity Value Fund (the "Funds"):

Services Billed by PwC

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$59,000	$-	$3,300	$4,100
Fidelity Disciplined Equity Fund	$60,000	$-	$3,300	$2,600
Fidelity Focused Stock Fund	$36,000	$-	$3,300	$1,800
Fidelity Value Fund	$67,000	$-	$4,400	$4,200

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$57,000	$-	$3,300	$3,800
Fidelity Disciplined Equity Fund	$67,000	$-	$3,500	$5,200
Fidelity Focused Stock Fund	$35,000	$-	$3,300	$1,700
Fidelity Value Fund	$65,000	$-	$5,300	$4,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$1,010,000	$720,000
Tax Fees	$-	$-
All Other Fees	$800,000	$1,305,000

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$5,395,000	$3,640,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2013 A	October 31, 2012 A
PwC	$6,320,000	$4,200,000
Deloitte Entities	$1,925,000	$2,070,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2013